                                           UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                     WASHINGTON, D.C. 20549

                                              FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21829

                  BBH TRUST

BBH Core Select
BBH International Equity Fund
BBH Real Return Fund
BBH Broad Market Fund

           (Exact name of Registrant as specified in charter)

            140 Broadway,
            New York, NY  10005
            (Address of principal executive offices)

            Corporation Services Company,
            2711 Centerville Road, Suite 400,
            Wilmington, DE, 19808
            (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-7237

Date of fiscal year end: OCTOBER 31

Date of reporting period: OCTOBER 31, 2008

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A Registrant is required to disclose the information specified by Form
N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                  BROWN [LOGO]
                                  BROTHERS
                                  HARRIMAN

                                  Annual Report
                                OCTOBER 31, 2008

                                        ----------

                                BBH CORE SELECT

BBH CORE SELECT
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

BBH Core Select (the "Fund" or "Core Select")  declined by 21.76%(1)  during its fiscal year ending  October 31, 2008.  During the same twelve month period,  the
S&P 500 Index(2) ("S&P 500") declined by 36.10%.

Fiscal 2008 was a difficult year for equities generally, as deteriorating credit market conditions,  declining housing prices, and rising energy costs created an increasingly  difficult  macroeconomic  environment both domestically and around the world.  Higher  levels of fund  redemptions  and the  unwinding of leveraged investment  strategies placed further  structural  pressures on the markets.  In
light  of  these  challenges,   we  are  pleased  that  the  Fund  significantly
outperformed  the broader market for the year, but we are disappointed to report a meaningful absolute decline in portfolio value.

The Fund's stated  investment  objective is to provide  investors with long-term growth of capital on an  after-tax  basis.  We also  place a large  emphasis  on capital  preservation.  The  strategy  that the Fund  employs to  achieve  these objectives  is to invest in  established,  cash  generative  companies  that are leading  providers of essential  products and services  when they are trading in the public  market at a discount to our  estimate  of  intrinsic  value.  During fiscal 2008,  this strategy worked well to protect the Fund against the worst of the bear market.  Several of the Fund's  largest  holdings  including  Wal-Mart,
Western Union, Praxair,  Chubb, and W.W. Grainger were positive contributors for the year.  We also avoided any "big  mistakes"  by having no direct  exposure to industries such as commercial and investment banking,  homebuilding and consumer finance.

The Fund did own,  however,  a number of  businesses  whose  share  prices  fell significantly,  including three companies - Liberty Global, Liberty Interactive, and Dell - that were down over 50%. Liberty Global and Liberty  Interactive were both  hurt by having  fairly  high debt  levels.  Fortunately,  most of the Core
Select companies have strong balance sheets.  In the case of Dell, it has no net debt,  but the company has struggled  with a confluence  of issues,  including a sharp  deceleration  in  the PC  market  alongside  a  weakening  economy  and a difficult internal  restructuring.  For all three companies, we continue to have confidence  in  management  and have elected so far to retain our shares  rather than exit at depressed price levels.

The Fund  maintains  a "buy and  own"  approach.  We  invest  with a  multi-year investment perspective rather than trying to capture small profits through rapid short-term trading.  Turnover for the portfolio in fiscal 2008 was 30.66%, which is higher than it was in fiscal 2007,  but still low  compared to most  actively managed equity  portfolios.  During fiscal 2008, we were pleased to make several purchases of businesses that we have long admired at attractive valuations.  The nine  businesses  that the Fund added  were:  Liberty  Media  Interactive,  W.W.
Grainger, Automatic Data Processing,  Progressive,  Vulcan Materials,  Walgreen,
eBay, Diageo and Dentsply. We also exited three investments that had appreciated close to our

2

BBH CORE SELECT
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (continued)

intrinsic value estimates  (Praxair,  Amgen, and Western Union),  one investment that was no longer a good fit with our investment  criteria  (Time Warner),  and two companies that experienced negative developments or changes in circumstances
(Freddie Mac and Viacom).

Our  investment  team engages in  substantial  original  research and separately analyzes each company's  business,  management  and valuation.  The qualities we look  for in a  business  are  (i)  essential  or  "have-to-have"  products  and services,  (ii) loyal customers,  (iii) leadership in an attractive market niche or  industry,  (iv)  sustainable  competitive  advantages,  (v) high  returns on invested  capital,  and (vi) strong free cash flow. We also explicitly  identify key risks  outside  of  company  management's  control  so that we can  properly consider the range of  potential  outcomes  for each  business.  With respect to management,  we try to identify  managers who exhibit high levels of  integrity, are excellent operators and allocate capital  effectively.  We seek managers who think like owners rather than agents and many of our managers  hold  substantial ownership  interests.  Lastly,  we  calculate an  intrinsic  value  estimate for companies  that meet our  business and  management  criteria and invest when the public  market values such  companies at a meaningful  discount to our estimate.
Companies are sold when they  appreciate  above  intrinsic  value.  We believe a discount to intrinsic  value reduces the  likelihood of permanent  capital loss, while  simultaneously  increasing  the potential for  significant  gains.  As of
October 31, 2008, the Fund was trading on a weighted average basis at 63% of our intrinsic value estimate.

We are committed to rigorous fundamental  analysis and a disciplined  investment process. We appreciate your continued investment in Core Select.

----------
(1)   Performance data quoted represents no guarantee of future results.
      Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

(2)   The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                          3

BBH CORE SELECT
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (continued)

                  Growth of $10,000 Invested in BBH Core Select

The graph below  illustrates  the  hypothetical  investment of $10,000(1) in the
Fund from November 2, 1998 to October 31, 2008 as compared to the S&P 500.

                    --------------------------------------------
                            Total Return for the Period
                              Ended October 31, 2008
                    --------------------------------------------
                                                                          Since
                                           Five Years          Inception
                  One Year      (Annualized)      (Annualized)
                         --------------------------------------------
                    (21.76)%           4.03%                  0.93%
                         --------------------------------------------

[The following information was depicted as a line chart in the printed material]

                      Date           Core Select*     S&P 500
                      ----                ------------            -------
                  10/31/98          10,000.00        10,000.00
                  11/30/98          10,420.00        10,605.83
                  12/31/98          11,390.00        11,216.59
                  01/31/99          11,650.00        11,685.46
                  02/28/99          11,540.00        11,322.34
                  03/31/99          12,120.00        11,775.21
                  04/30/99          12,490.00        12,231.20
                  05/31/99          12,240.00        11,942.78
                  06/30/99          12,650.00        12,605.05
                  07/31/99          12,300.00        12,211.84
                  08/31/99          12,430.00        12,151.02
                  09/30/99          12,070.00        11,817.96
                  10/31/99          12,800.00        12,565.80
                  11/30/99          13,200.00        12,821.26
                  12/31/99          14,250.00        13,576.43
                  01/31/00          13,690.00        12,894.35
                  02/29/00          13,480.00        12,650.26
                  03/31/00          14,640.00        13,887.84
                  04/30/00          14,120.00        13,469.95
                  05/31/00          13,670.00        13,193.55
                  06/30/00          13,970.00        13,518.77
                  07/31/00          13,780.00        13,307.47
                  08/31/00          14,480.00        14,134.00
                  09/30/00          13,630.00        13,387.86
                  10/31/00          13,520.00        13,331.63
                  11/30/00          12,350.00        12,280.57
                  12/31/00          12,396.84        12,340.74
                  01/31/01          13,130.80        12,778.84
                  02/28/01          11,693.05        11,613.66
                  03/31/01          10,828.39        10,877.36
                  04/30/01          11,833.81        11,722.64
                  05/31/01          11,763.43        11,801.18
                  06/30/01          11,321.04        11,513.94
                  07/31/01          10,959.09        11,400.64
                  08/31/01          10,144.70        10,686.96
                  09/30/01            9,199.60          9,823.46
                  10/31/01            9,511.28        10,010.79
                  11/30/01          10,225.13        10,778.62
                  12/31/01          10,194.97        10,873.04
                  01/31/02            9,893.34        10,714.40
                  02/28/02            9,611.83        10,507.83
                  03/31/02          10,003.94        10,903.02
                  04/30/02            9,280.04        10,241.97
                  05/31/02            9,179.50        10,166.49
                  06/30/02            8,596.35          9,442.23
                  07/31/02            7,862.39          8,705.74
                  08/31/02            7,922.72          8,762.93
                  09/30/02            7,007.79          7,810.58
                  10/31/02            7,872.45          8,497.91
                  11/30/02            8,355.05          8,998.44
                  12/31/02            7,762.87          8,469.33
                  01/31/03            7,460.82          8,247.43
                  02/28/03            7,329.93          8,123.72
                  03/31/03            7,470.89          8,202.52
                  04/30/03            8,165.62          8,878.41
                  05/31/03            8,558.29          9,346.30
                  06/30/03            8,628.77          9,465.93
                  07/31/03            8,689.18          9,632.53
                  08/31/03            8,769.73          9,820.37
                  09/30/03            8,679.11          9,716.27
                  10/31/03            9,001.31        10,266.21
                  11/30/03            8,940.90        10,356.55
                  12/31/03            9,341.76        10,882.67
                  01/31/04            9,452.98        11,082.91
                  02/29/04            9,645.07        11,236.96
                  03/31/04            9,412.53        11,067.28
                  04/30/04            9,301.32        10,893.53
                  05/31/04            9,180.00        11,042.77
                  06/30/04            9,321.54        11,257.00
                  07/31/04            9,129.45        10,884.39
                  08/31/04            9,230.55        10,927.93
                  09/30/04            9,331.65        11,045.95
                  10/31/04            9,402.42        11,214.95
                  11/30/04            9,725.95        11,647.85
                  12/31/04          10,015.86        12,043.88
                  01/31/05            9,700.64        11,750.01
                  02/28/05          10,015.86        11,996.76
                  03/31/05            9,792.16        11,784.41
                  04/30/05            9,558.29        11,560.51
                  05/31/05          10,026.03        11,928.13
                  06/30/05          10,158.22        11,944.83
                  07/31/05          10,585.29        12,389.18
                  08/31/05          10,575.12        12,276.44
                 .09/30/05          10,758.16        12,375.88
                  10/31/05          10,371.76        12,169.20
                  11/30/05          10,737.82        12,629.20
                  12/31/05          10,817.03        12,632.99
                  01/31/06          11,173.19        12,967.76
                  02/28/06          11,112.14        13,002.77
                  03/31/06          11,305.48        13,165.31
                  04/30/06          11,336.01        13,341.72
                  05/31/06          11,101.96        12,957.48
                  06/30/06          11,061.26        12,975.62
                  07/31/06          11,020.55        13,056.07
                  08/31/06          11,274.95        13,366.81
                  09/30/06          11,529.35        13,711.67
                  10/31/06          11,885.51        14,158.67
                  11/30/06          12,139.91        14,427.68
                  12/31/06          12,198.85        14,629.67
                  01/31/07          12,352.10        14,850.58
                  02/28/07          12,014.94        14,559.51
                  03/31/07          12,362.31        14,722.57
                  04/30/07          12,934.46        15,374.78
                  05/31/07          13,332.91        15,911.36
                  06/30/07          13,312.48        15,647.24
                  07/31/07          13,046.84        15,162.17
                  08/31/07          13,149.01        15,389.60
                  09/30/07          13,496.38        15,965.18
                  10/31/07          14,007.22        16,219.02
                  11/30/07          13,772.23        15,541.07
                  12/31/07          13,712.06        15,433.83
                  01/31/08          13,128.79        14,507.80
                  02/29/08          13,016.22        14,692.05
                  03/31/08          13,149.25        14,628.88
                  04/30/08          13,538.10        15,341.30
                  05/31/08          13,988.35        15,540.74
                  06/30/08          13,272.05        14,230.66
                  07/31/08          13,190.18        14,111.12
                  08/31/08          13,476.70        14,315.73
                  09/30/08          12,954.83        13,040.20
                  10/31/08          10,969.65        10,849.44

                            *net of fees and expenses

Performance  data quoted  represents past  performance  which is no guarantee of future results.  Investment return and principle value will fluctuate so that an investor's shares, when redeemed,  may be worth more or less than their original cost. Mutual Fund performance  changes over time and current  performance may be lower or higher than what is stated.  Returns do not reflect  the  deduction  of taxes that a shareholder  would pay on Fund  distributions  or the redemption of
Fund shares.  For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

----------
(1)   The Fund's  performance  assumes the  reinvestment  of all  dividends and distributions.  The S&P 500 has been adjusted to reflect  reinvestment of dividends  on  securities.  The S&P 500 is not  adjusted to reflect  sales
      charges,   expenses  or  other  fees  that  the  Securities  and  Exchange
      Commission requires to be reflected in the Fund's  performance.  The index is unmanaged.

4

BBH CORE SELECT
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of
BBH Core Select:

We have audited the accompanying statement of assets and liabilities,  including the  portfolio of  investments,  of BBH Core Select (a series of BBH Trust) (the
"Fund") as of October 31, 2008, and the related  statement of operations for the year then  ended,  the  statements  of changes in net assets for each of the two years in the period then ended,  and the  financial  highlights  for each of the five years in the period then ended.  These  financial  statements and financial highlights are the responsibility of the Fund's  management.  Our responsibility is to express an opinion on these financial  statements and financial highlights based on our audits.

We conducted our audits in accordance  with the standards of the Public  Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not  required  to  have,  nor were we  engaged  to  perform,  an audit of its internal control over financial reporting.  Our audit included  consideration of internal  control  over  financial  reporting  as a basis  for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Fund's internal control over financial  reporting.  Accordingly,  we express no such  opinion.  An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement  presentation.  Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers;  where replies were not received from brokers,  we performed  other auditing  procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of BBH
Core Select as of October 31, 2008,  the results of its  operations for the year then  ended,  the  changes  in its net  assets  for each of the two years in the period then ended,  and the financial  highlights  for each of the five years in the period  then ended,  in  conformity  with  accounting  principles  generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 22, 2008

FINANCIAL STATEMENT  OCTOBER 31, 2008                                          5

BBH CORE SELECT
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
October 31, 2008 (unaudited)

SECTOR DIVERSIFICATION

                                                                                                       Percent of
                                                                           U.S. $ Value      Net Assets
                                                                               ------------          ----------
Consumer discretionary ............................$ 16,709,698                 10.1%
Consumer staples .......................................   50,077,555                 30.1
Energy ...........................................................     8,528,822                   5.1
Financials ......................................................   28,515,745                 17.1
Health care ...................................................   10,384,834                   6.3
Industrials .....................................................   16,493,193                   9.9
Information technology .............................   26,982,868                 16.2
Materials ........................................................    4,049,288                   2.4
Short-Term Investments ..............................    9,649,398                   5.8
Liabilities in Excess of Other Assets .........  (4,955,671)                (3.0)
                                                                             ------------                ------
NET ASSETS ............................................   $166,435,730              100.0%
                                                                     ============        ======

All data as of October 31, 2008.  The Fund's sector  breakdown is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

6

BBH CORE SELECT
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
October 31, 2008


   Shares                                                                                                                              Value
-----------                                                                                                                            ------------
                      COMMON STOCKS (97.2%)
                      CONSUMER DISCRETIONARY (10.1%)
    142,975      Bed, Bath & Beyond, Inc.(1) ..............................                                  $   3,684,466
    455,075      Comcast Corp. (Class A) ..................................                                         7,171,982
    253,161      Liberty Global, Inc. (Series C)(1) .......................                                       4,091,082
    361,100      Liberty Media Corp. - Interactive A(1) ...................                                 1,762,168
                                                                                                                                             ------------
                       Total Consumer Discretionary .............................                                  16,709,698
                                                                                                                                             ------------

                       CONSUMER STAPLES (30.1%)
    138,780      Cadbury, Plc. ADR ........................................                                            5,132,084
    136,000      Coca-Cola Co. ............................................                                                 5,992,160
      90,979      Costco Wholesale Corp. ...................................                                        5,186,713
      73,725      Diageo, Plc. ADR .........................................                                              4,584,958
      76,110      Dr Pepper Snapple Group, Inc.(1) ........................                                   1,742,919
    233,025      Nestle SA ADR ............................................                                              8, 977,451
      69,650      PepsiCo, Inc. ............................................                                                   3 ,970,747
    189,200      Walgreen Co. .............................................                                                 4,817,032
    173,329      Wal-Mart Stores, Inc. ....................................                                            9,673,491
                                                                                                                                             ------------
                       Total Consumer Staples ...................................                                       50,077,555
                                                                                                                                             ------------

                       ENERGY (5.1%)
      72,150      Occidental Petroleum Corp. ..............................                                       4,007,211
    125,775      XTO Energy, Inc. .........................................                                              4,521,611
                                                                                                                                             ------------
                       Total Energy .............................................                                                  8,528,822
                                                                                                                                             ------------

                        FINANCIALS (17.1%)
    113,050      AFLAC, Inc. ..............................................                                                 5,005,854
             95      Berkshire Hathaway, Inc. (Class A)(1) ....................                              10,971,550
    147,650      Chubb Corp. ..............................................                                                  7,651,223
    342,475      Progressive Corp. ........................................                                               4,887,118
                                                                                                                                             ------------
                       Total Financials .........................................                                                28,515,745
                                                                                                                                             ------------

                       HEALTH CARE (6.3%)
      87,175      Dentsply International, Inc. .............................                                          2,648,376
    151,725      Novartis AG ADR ..........................................                                             7,736,458
                                                                                                                                               ------------
                       Total Health Care ........................................                                              10,384,834
                                                                                                                                              ------------


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                          7

BBH CORE SELECT
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2008


   Shares                                                                                                                                    Value
  -----------                                                                                                                               ------------
                      COMMON STOCKS (continued)
                      INDUSTRIALS (9.9%)
     80,925      W.W. Grainger, Inc. ............................................                                        $  6,358,277
   324,525      Waste Management, Inc. .........................................                                    10,134,916
                                                                                                                                                ------------
                       Total Industrials ..............................................                                             16,493,193
                                                                                                                                                 ------------

                        INFORMATION TECHNOLOGY (16.2%)
    100,600      Automatic Data Processing, Inc. ................................                                 3,515,970
    367,240      Dell, Inc.(1) ..................................................                                                    4,461,966
    318,675      eBay, Inc.(1) ..................................................                                                  4,866,167
    293,525      Intuit, Inc.(1) ................................................                                                   7,355,737
    303,763      Microsoft Corp. ................................................                                              6,783,028
                                                                                                                                                 ------------
                       Total Information Technology ...................................                               26,982,868
                                                                                                                                                 ------------

                      MATERIALS (2.4%)
     74,600      Vulcan Materials Co. ...........................................                                           4,049,288
                                                                                                                                                 ------------
                      Total Materials ...............................................                                                4,049,288
                                                                                                                                                 ------------
                      TOTAL COMMON STOCKS (Identified cost $185,545,819) ........       161,742,003
                                                                                                                                                 ------------

 Principal
  Amount
 ------------
                        SHORT-TERM INVESTMENTS (5.8%)
$ 7,650,000     U.S. Treasury Bills 1.544% 11/20/08 ............................                               7,649,564
  2,000,000      U.S. Treasury Bills 0.400% 11/28/08 ............................                               1,999,834
                                                                                                                                                 ------------
                       TOTAL SHORT TERM INVESTMENTS (Identified cost $9,643,182).. 9,649,398
                                                                                                                                                 ------------

TOTAL INVESTMENTS (Identified cost $195,189,001(2)) ...............   103.0%      $171,391,401
LIABILITIES IN EXCESS OF OTHER ASSETS ...............................       (3.0)             (4,955,671)
                                                                                                                      ---------          ---------------
NET ASSETS ...........................................................                                   100.0%      $166,435,730
                                                                                                                      =====       ==========


----------
(1)   Non-income producing security.

(2)   The aggregate cost for federal income tax purposes is $195,346,025. The aggregate gross unrealized appreciation is $5,143,051 and the aggregate gross unrealized depreciation is $29,097,675, resulting in net unrealized depreciation of $23,954,624.

ADR - American Depositary Receipt.

   The accompanying notes are an integral part of these financial statements.

8

BBH CORE SELECT
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2008


ASSETS:
   Investments in securities, at value (identified cost $195,189,001) .......             $171,391,401
   Cash .....................................................................                                                               680,700
   Receivables for:
     Investment sold ........................................................                                                   1,898,017
     Capital stock sold .....................................................                                                   1,716,560
                                                                                                                                             ------------
       Total Assets .........................................................                                                  175,686,678
                                                                                                                                             ------------

LIABILITIES:
   Payables for:
     Capital stock redeemed .................................................                                              6,439,601
     Investments purchased ..................................................                                            2,594,381
     Investment advisory and administrative fees ............................                                115,003
     Shareholder servicing fees .............................................                                                35,938
     Professional fees ......................................................                                                        23,200
     Custody and accounting fees ............................................                                            16,962
     Board of Trustees' fees ................................................                                                     7,548
     Accrued expenses and other liabilities .................................                                        18,315
       Total Liabilities ....................................................                                                      9,250,948
                                                                                                                                            ------------
NET ASSETS ..................................................................                                            $166,435,730
                                                                                                                                            ------------

Net Assets Consist of:
   Par value ................................................................                                                   $         15,533
   Paid-in capital ..........................................................                                                  189,052,566
   Undistributed net investment income ......................................                                    170,525
   Accumulated net realized gain on investments .............................                             994,706
   Net unrealized depreciation on investments ...............................                          (23,797,600)
                                                                                                                                           ------------
Net Assets ..................................................................                                                $166,435,730
                                                                                                                                       =========

NET ASSET VALUE AND OFFERING PRICE PER SHARE
Class N Shares
   ($166,435,730 / 15,533,719 shares outstanding) ...........................                              $10.71
                                                                                                                                            ======


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                          9

BBH CORE SELECT
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended October 31, 2008

NET INVESTMENT INCOME:
   Income:
     Dividends (net of withholding taxes of $52,474) ...........                                    $  1,795,108
     Interest ..................................................                                                                          242,696
     Other Income ..............................................                                                                          838
                                                                                                                                            ------------
       Total Income ............................................                                                                 2,038,642
                                                                                                                                            ------------
   Expenses:
     Investment advisory and administrative fees ...............                                        1,251,604
     Shareholder servicing fees ................................                                                          391,126
     Custody and accounting fees ...............................                                                        62,071
     Professional fees .........................................                                                                    26,507
     Board of Trustees' fees ...................................                                                               24,790
     Miscellaneous expenses ....................................                                                            84,142
                                                                                                                                           ------------
       Total Expenses ..........................................                                                               1,840,240
       Expense offset arrangement ..............................                                                        (18,955)
                                                                                                                                           ------------
       Net Expenses ............................................                                                               1,821,285
                                                                                                                                           ------------
   Net Investment Income .......................................                                                          217,357
                                                                                                                                         ========

NET REALIZED AND UNREALIZED LOSS:
   Net realized gain on investments ............................                                                  1,450,636
   Net change in unrealized depreciation of investments ........                              (43,650,797)
                                                                                                                                          ------------
     Net Realized and Unrealized Loss ..........................                                             (42,200,161)
                                                                                                                                          ------------
   Net Decrease in Net Assets Resulting from Operations ........                         $(41,982,804)
                                                                                                                                      =========

   The accompanying notes are an integral part of these financial statements.

10

BBH CORE SELECT
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                   For the years ended October 31,
                                                                                                           -------------------------------
                                                                                                                2008                   2007
                                                                                                           ------------          ------------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income ......................................                     $       217,357    $       183,148
     Net realized gain on investments ...........................                     1,450,636          5,592,528
     Net change in unrealized appreciation (depreciation)
       on investments ...........................................                              (43,650,797)      10,551,809
                                                                                                              ------------        ------------
     Net increase (decrease) in net assets resulting
       from operations ..........................................                              (41,982,804)       16,327,485
                                                                                                               ------------        ------------
   Dividends and distributions declared:
     From net investment income:
     Class N ....................................................                                         (195,525)          (350,622)
                                                                                                                ------------         ------------
   Capital stock transactions:
     Net proceeds from sales of capital stock ...................            118,049,777       46,694,371
     Net assets value of capital stock issued to
       shareholders for reinvestment of dividends
       and distributions ........................................                                     23,574              36,137
     Net cost of capital stock redeemed .........................               (31,669,095)    (23,479,800)
                                                                                                             ------------         ------------
       Net increase in net assets resulting from capital
         stock transactions .....................................                             86,404,256       23,250,708
                                                                                                              ------------         ------------
       Total increase in net assets .............................                       44,225,927       39,227,571

NET ASSETS:
   Beginning of year ............................................                          122,209,803       82,982,232
                                                                                                              ------------         ------------
   End of period (including undistributed net investment
     income of $170,525 and $148,693, respectively) .............   $166,435,730    $122,209,803
                                                                                                         =========     =========


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         11

BBH CORE SELECT
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each year


                                                                                                            For the years ended October 31,
                                                                                          ---------------------------------------------------------------------
                                                                                           2008           2007           2006           2005               2004
                                                                                            ------           ------           ------           ------               ------
Net asset value beginning of year .............                 $13.71         $11.74        $10.20         $ 9.30             $ 8.94
                                                                                            ------           ------           ------            ------                ------
Income from investment operations:

   Net investment income(1) ...................                          0.01             0.02           0.04             0.05                0.02
   Net realized and unrealized gain (loss) ....                  (2.99)            2.00           1.51             0.91                0.38
                                                                                            ------             ------         ------             ------               ------
     Total income (loss) from
       investment operations ..................                           (2.98)            2.02           1.55             0.96                0.40
                                                                                            ------             ------         ------             ------               ------
Less dividends and distributions:
   From net investment income .................                      (0.02)           (0.05)         (0.01)          (0.06)             (0.04)
                                                                                            ------             ------         ------            ------                ------
Net asset value, end of year ..................                      $10.71          $13.71       $11.74         $10.20             $ 9.30
                                                                                         =====         =====        ====          ====               ====
Total return ..................................                                  (21.76)%       17.25%      15.18%      10.31%              4.46%
Ratios/Supplemental data:
   Net assets, end of year (in millions) ......                    $166             $122             $83            $62                   $48
   Ratio of expenses to average net assets ....               1.16%(1)      1.16%(1)    1.19%(1)   1.22%(1),(2)    1.20%(2)
   Ratio of net investment income to
     average net assets .......................                              0.14%            0.18%        0.45%        0.47%               0.23%
   Portfolio turnover rate ....................                                31%            18%            53%            59%                57%


----------
(1)   For years ended October 31, 2008, 2007, 2006 and 2005, the Fund's expenses were reduced through an expense offset arrangement with the Fund's custodian; had the arrangement not been in place, the actual expense ratio of the Fund would have been 1.18%, 1.19%, 1.24% and 1.27%, respectively.

(2)   Had the expense reimbursement agreement, which terminated on December 31,
      2004, not been in place, the ratio of expenses to average net assets would have been as follows: N/A, N/A, N/A, 1.24% and 1.32%, respectively.

   The accompanying notes are an integral part of these financial statements.

12

BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
October 31, 2008

1.  Organization  and  Significant  Accounting  Policies.  BBH Core  Select (the
    "Fund") is a separate,  diversified series of BBH Trust (the "Trust"), which is registered  under the Investment  Company Act of 1940, as amended,  as an open-end management  investment company.  The Trust was originally organized under the laws of the State of Maryland  on July 16, 1990 as BBH Fund,  Inc.
    and  re-organized  as a Delaware  statutory trust on June 12, 2007. The Fund commenced operations on November 2, 1998. On February 20, 2001, the Trustees
    reclassified the Fund's  outstanding  shares as "Class N", and established a new class of shares  designated as "Class I". As of October 31, 2008,  there were no Class I shares  outstanding.  At October 31, 2008,  there were seven series of the Trust.

    The Fund's  financial  statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management  to make certain  estimates  and  assumptions  at the date of the financial  statements  and are based,  in part, on the following  accounting policies. Actual results could differ from those estimates.

    A.  Valuation  of  Investments.  (1) The  value of  investments  listed on a securities  exchange  is based on the last sale  price on that  exchange prior to the time when assets are valued,  or in the absence of recorded sales, at the average of readily  available closing bid and asked prices on such exchange;  (2) unlisted  securities are valued at the average of the  quoted bid and asked  prices in the  over-the-counter  market;  (3)
        securities or other assets for which market  quotations  are not readily available  are  valued  at fair  value  in  accordance  with  procedures established by and under the general  supervision and  responsibility of the Trust's Board of Trustees;  (4) short-term  investments which mature in 60 days or less  are  valued  at  amortized  cost if  their  original maturity was 60 days or less, or by  amortizing  their value on the 61st day prior to maturity,  if their original  maturity when acquired by the
        Fund was more than 60 days,  unless this is determined  not to represent fair value by the Trust's Board of Trustees.

    B.  Accounting  for  Investments  and  Income.   Security  transactions  are
        accounted for on the trade date.  Realized  gains and losses on security transactions  are  determined on the  identified  cost method.  Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any,  are  recorded at the fair  market  value of  securities  received.
        Distributions  received on securities that represent a return of capital or a capital  gain are  recorded as a reduction  of cost of  investments and/or as a realized gain. Interest income is accrued daily.  Investment income is recorded net of foreign taxes  withheld where recovery of such tax is uncertain.

    C.  Securities  Lending.  The  Fund may lend  its  portfolio  securities  to broker-dealers, qualified banks and certain institutional investors. The loans are  secured  by  collateral  in an  amount  equal to at least the market  value at all times of the  loaned  securities  plus any  accrued interest and dividends.  During the time the securities are on loan, the
        Fund will continue to receive the interest and

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         13


BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2008

        dividends or amounts equivalent  thereto, on the loaned securities while receiving a fee from the borrower or earning  interest on the investment of the cash  collateral.  Loans are subject to termination at the option of the borrower or the Fund. Upon  termination of the loan, the borrower will return to the lender securities identical to the loaned securities.
        The Fund may pay reasonable finders',  administrative and custodial fees in connection  with a loan of its  securities and may share the interest earned on the collateral  with the borrower.  The Fund bears the risk of delay in recovery of, or even loss of rights in, the  securities  loaned should the borrower of the securities  fail  financially.  There were no securities on loan as of October 31, 2008.

    D.  Federal  Income  Taxes.  It is the  Trust's  policy to  comply  with the requirements  of the Internal  Revenue Code (the "Code")  applicable  to regulated  investment  companies  and to  distribute  all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.  The Fund files a tax return  annually using tax accounting methods  required  under  provisions  of the Code which may differ  from accounting  principles  generally  accepted  in  the  United  States  of
        America,  the basis on which these  financial  statements  are prepared.
        Accordingly,  the amount of net investment  income and net realized gain reported on these financial  statements may differ from that reported on the Fund's tax return  due to certain  book-to-tax  differences  such as losses  deferred  due to "wash sale"  transactions  and  utilization  of capital loss carry forwards.  These  differences may result in temporary over-distributions  for financial  statement purposes and are classified as  distributions  in excess of  accumulated  net realized  gains or net investment  income.  These  distributions  do not constitute a return of capital.  Permanent  differences  are  reclassified  on the Statement of
        Assets and Liabilities based upon their tax classification. As such, the character of  distributions  to  shareholders  reported in the Financial
        Highlights  table may differ from that reported to  shareholders on Form
        1099-DIV.

    E.  Dividends and Distributions to Shareholders. Dividends and distributions to  shareholders,  if any,  are paid  annually  and are  recorded on the ex-dividend  date.  The tax character of  distributions  paid during the fiscal  years ended  October 31,  2008 and 2007,  respectively,  were as follows:

                                                       Distributions paid from:
                              ------------------------------------------------------------------------
                                              Net                    Total                                         Total
                    Ordinary     Long term             taxable          Tax return    distributions
                       income    capital gain      distributions      of capital            paid
                       --------        ------------           -------------         ----------          -------------
        2008:    $195,525             -                    $195,525                 -                 $195,525
        2007:      350,622             -                      350,622                 -                   350,622

14

BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2008

        As of  October  31,  2008 and  2007,  respectively,  the  components  of accumulated earnings/(deficit) on a tax basis were as follows:


                                         Components of accumulated earnings/(deficit):
         --------------------------------------------------------------------------------------------------------------------
                                                                                                      Other                                                                        Total
            Undistributed    Undistributed                             Accumulated        Book/Tax        Unrealized          accumulated
               ordinary              long-term        Accumulated   capital and         temporary      appreciation/           earnings/
                 income            capital gain        earnings         other losses       differences    (depreciation)            (deficit)
              -------------             -------------          -----------           ------------           -----------         --------------              -------------
2008:      $170,525              $1,151,730        $1,322,255           $    -                 $(157,024)       $(23,797,600)       $(22,632,369)
2007:        148,693                       -                     148,693            (437,645)            (18,285)          19,853,197           19,545,960


        As of  October  31,  2008  the  Fund  did not  have a net  capital  loss carryforward.

        Total distributions paid may differ from the Statement of Changes in Net
        Assets because, for tax purposes, dividends are recognized when actually paid.

        The   differences   between   book-basis and tax-basis unrealized
        appreciation/(depreciation)   is  attributable primarily to the tax
        deferral of losses on wash sales.

        To the extent  future  capital  gains are  offset by capital  loss carry forwards, such gains will not be distributed.

    F.  Accounting   Developments.   In  June  2006,   the  Fund   adopted  FASB
        Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN
        48"). FIN 48 provides guidance for how uncertain tax positions should be
        recognized,   measured,   presented   and  disclosed  in  the  financial
        statements.  FIN 48 requires the  evaluation of tax  positions  taken or expected to be taken in the course of  preparing  the Fund's tax returns to determine  whether that tax positions are  "more-likely-than-not"  of being  sustained by the  applicable  tax  authority.  Tax  positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current  year.  The adoption of FIN 48 had no impact on the  operations  of the Fund for the year ended October 31,
        2008.

        In September 2006,  Statement of Financial Accounting Standards No. 157,
        "Fair Value Measurements"  ("SFAS 157"), was issued and is effective for fiscal years and interim periods beginning after November 15, 2007. SFAS
        157 defines fair value, establishes a framework for measuring fair value and expands  disclosures  about fair value  measurements.  Management is currently  evaluating  the  implication  of SFAS  157.  At this time its impact on the Fund's financial statements has not yet been determined.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         15

BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2008

        In March 2008,  Statement of  Financial  Accounting  Standards  No. 161,
        "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS
        161"),  was issued and is effective for fiscal years and interim periods
        beginning   after  November  15,  2008.   SFAS  161  requires   enhanced
        disclosures to provide information about the reasons the Fund invests in
        derivative   instruments,   the  accounting  treatment  and  the  effect
        derivatives have on performance.  Management is currently evaluating the impact  the  adoption  of SFAS 161  will  have on the  Fund's  financial statement disclosures.

2.  Transactions with Affiliates.

    Investment Advisory and Administrative  Fees. Effective June 12, 2007, under
    a  combined  Investment  Advisory  and  Administrative   Services  Agreement
    ("Agreement") with the Trust, Brown Brothers Harriman & Co. ("BBH") provides investment advice,  portfolio management and administrative  services to the
    Fund. BBH receives a combined fee from the Fund for investment  advisory and administrative  services calculated daily and paid monthly at an annual rate equivalent  to 0.80% of the  Fund's  average  daily  net  assets.  BBH has a
    sub-administration   services  agreement  with  Federated  Services  Company
    ("FSC") for which FSC receives  compensation paid by BBH. For the year ended
    October 31, 2008, the Fund incurred  $1,251,604 for investment  advisory and administrative services.

    Shareholder  Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH  receives  a fee from the Fund  calculated  daily and paid monthly at an annual rate of 0.25% of Class N shares' average daily net assets.  For the year ended October 31, 2008, the Fund incurred $391,126 for shareholder servicing services.

    Custody and  Accounting  Fees.  BBH acts as a custodian  and shall receive a custody and accounting fee from the Fund calculated  daily and paid monthly.
    BBH holds all cash and investments and calculates the daily net asset value.
    The  custody  fee is a  transaction  based  fee with an  annual  minimum  of
    $30,000,  and the  accounting  fee is  calculated  at 0.04% per annum on the first $100  million of net assets,  0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500  million.  For the year ended October 31, 2008,  the Fund incurred  $62,071 for custody and accounting  services.  These fees were  reduced by $18,955 as a result of an expense offset arrangement with the Fund's custodian.  In the event that the
    Fund is  overdrawn,  under the  custody  agreement  with BBH,  BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will pay the Federal Funds overnight  investment rate on the day of overdraft.  The total  interest  paid by the Fund for the year ended October
    31, 2008 was $2,734.

16

BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2008

    Securities Lending Fees. The Trust has a security lending agreement with BBH for which BBH receives a fee from the Fund for each security loaned. For the year ended October 31, 2008, the Fund incurred no security lending fees.

    Board of  Trustees'  Fees.  Each  Trustee  receives an annual fee as well as reimbursement for reasonable  out-of-pocket  expenses from the Fund. For the year ended October 31, 2008, the Fund incurred $24,790 for these fees.

3.  Investment  Transactions.  For the year ended October 31, 2008,  the cost of purchases  and the  proceeds of sales of  investment  securities  other than short-term investments were $136,756,365 and $44,093,595, respectively.

4.  Securities  on Loan.  As of October 31, 2008,  the Fund had no securities on loan.

5.  Capital Stock. Prior to June 12, 2007, BBH Fund, Inc. was permitted to issue
    2,500,000,000  shares of capital stock,  par value $.001 per share, of which
    277,777,778  shares  were  classified  as  Class N  shares  of the  Fund and
    277,777,778 shares were classified as Class I shares of the Fund. There have been no  transactions  in Class I shares of capital  stock as of October 31,
    2008. The Trust offers unlimited  shares without par value.  Transactions in
    Class N shares of capital stock were as follows:

                                                                                         SHARES
                                                                      For the years ended October 31,
                                                                            -------------------------------
                                                                                 2008                   2007
                                                                              ----------             -----------
   Class N
   Capital stock sold ......................                    9,237,345            3,718,102
   Capital stock issued in connection with
     reinvestment of dividends .............                   1,653                   3,021
   Capital stock redeemed ..................             (2,619,435)         (1,876,256)
                                                                               ----------             ----------
   Net increase ............................                       6,619,563            1,844,867
                                                                            =======           =======

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         17

BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
October 31, 2008 (unaudited)

EXAMPLE

As a  shareholder  of BBH Core Select (the  "Fund"),  you may incur two types of costs:  (1)  transaction  costs,  including  sales  charges  (loads) on purchase payments,  reinvested  dividends,  or other distributions;  redemption fees; and
exchange fees; and (2) ongoing costs,  including management fees; and other
Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of  investing  in the Fund and to compare  these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008).

ACTUAL EXPENSES

The first line of the table below  provides  information  about  actual  account values and actual expenses.  You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),  then  multiply  the result by the number in the first line under the heading  entitled  "Expenses  Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second  line of the table  below  provides  information  about  hypothetical account  values and  hypothetical  expenses  based on the Fund's actual  expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical  account values and expenses may not be used to estimate  the actual  ending  account  balance or  expenses  you paid during the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so,  compare this 5%  hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

18

BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2008 (unaudited)

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs only and do not reflect any  transactional  costs,  such as sales charges (loads),  redemption fees, or exchange fees. Therefore,  the second line of the table is useful in comparing  ongoing  costs only,  and will not help you determine the relative total costs of owning  different  funds. In addition,  if these transactional costs were included, your costs would have been higher.

                                                                                                 Expenses Paid
                                   Beginning              Ending                 During Period
                              Account Value     Account Value        May 1, 2008 to
                                 May 1, 2008     October 31, 2008    October 31, 2008(1)
                                    -------------          ----------------          -------------------
Class N

Actual .............             $1,000                  $  809.50                     $5.28
Hypothetical(2) ....      $1,000                  $1,019.30                    $5.89

----------
(1)   Expenses are equal to the Fund's annualized expense ratio of 1.16% for
      Class N shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

(2)   Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         19

BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
October 31, 2008 (unaudited)

Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on December 11, 2006,  the Board of Trustees  (the "Board")
of the Trust unanimously approved a new Combined Investment
Advisory/Administrative Services Agreement ("Combined  Agreement").  The
Board determined that the terms of the  Combined  Agreement  will be substantially  identical  to  those of the current investment  advisory and administration  agreements of the Funds, noting that the most significant difference in the Combined  Agreement is a single fee for both investment advisory and  administrative  services.  The following is a summary  of the factors  the  Board  took  into  consideration  in making  its determination to approve the new Combined Agreement.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman & Co.
("BBH")

The Board noted that, under the Combined Agreement in respect of each Fund,
BBH, subject to the  supervision of the Board,  will be  responsible  for providing a continuous  investment  program  and  making  purchases  and sales of  portfolio securities  consistent with the Funds' investment objective and policies.  Under the Combined Agreement, BBH also provides administrative services to each Fund.

The Board  considered  the scope and  quality of  services to be provided by BBH under the Combined  Agreement and noted that the scope of services  provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example,  BBH is responsible  for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs  have  recently  been refined and  enhanced in light of new  regulatory requirements.  The Board  considered the quality of the investment  research and administrative  capabilities  of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall,  they were satisfied  with the  nature,  extent and  quality  of  services  expected  to be provided to each of the Funds under the Combined Agreement.

Costs of Services Provided and Profitability to BBH

At  the  request  of  the  Board,  BBH  provided   information   concerning  the
profitability of BBH's current  investment  company advisory and other fees. The
Board also reviewed BBH's  profitability data for each Fund, which also included the effect of revenue  generated by the shareholder  servicing,  administration, custody and other fees paid by the Fund.  The Board  discussed the difficulty of making  comparisons  of  profitability  because  comparative  information is not generally publicly available and is affected by numerous factors,  including the
structure  of  the  service  provider,   the  types  of  funds  it  manages  and
administers,  its business mix, numerous assumptions  regarding  allocations and the entity's capital structure and cost of capital. In considering profitability information,  the Board  considered  the effect of  fall-out  benefits  on BBH's expenses,  as well as the "revenue  sharing"  arrangements  BBH has entered into with certain entities that distribute  shares of the Funds. The Board focused on
profitability   of  BBH's   relationships   with  the  Funds  before  taxes  and
distribution  expenses.  The Board  concluded  that it was satisfied  that BBH's level of profitability from its relationship with each Fund was not excessive.

20

BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2008 (unaudited)

Fall-Out Benefits

The  Board   considered  that  BBH  does  not  allocate  the  Funds'   portfolio
transactions for third party research,  although it did benefit from proprietary research  received  from brokers that execute the Funds'  purchases and sales of securities.  The Board  recognized  that the  aggregate  amount  of  commissions generated by Fund  transactions  was  unlikely to result in the Funds  receiving from full service broker dealers substantial  discounts on commission rates. The
Board received and reviewed  information  concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also  considered  that BBH receives  shareholder  servicing  fees from certain funds, and is the Funds' administrator, custodian and securities lending agent.  The Board  noted that BBH  retained no portion of the 12b-1 fees paid by any Fund that operated with a Rule 12b-1 plan. The Board  recognized  that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial  assets  are  invested  in  the  Funds  as a  result  of an  overall investment  management  program  for the  shareholder.  The Board noted that the
Funds also derive  reputational  and other benefits from their  association with
BBH and their use of the BBH name,  which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues  associated  with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board  noted  that the Funds'  combined  fee  schedules,  other than the fee schedule for BBH Money Market Fund, do not contain breakpoints.  As a result, if assets  increase,  the fee rates  would not be  reduced  for these  Funds on the incremental  assets.  With respect to the BBH Money Market Fund,  the breakpoint will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into  account  the  effects of  inflation  or such other basis as may be appropriate,  subject to the approval of  shareholders to the extent required by the 1940 Act.

There may be other  economies of scale  because many  expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its  services in  recognition  of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these  services and total  expenses for each Fund were fair and reasonable.  In addition,  the Board noted that over the years BBH had supported
certain  Funds  through  fee  waivers  and  expense  reimbursements.   Based  on
information  they had been provided over many years,  the Board observed that in the mutual  fund  industry  as a whole,  as well as among  funds  similar to the
Funds,  there  appeared  to be no  uniformity  or  pattern in the fees and asset levels at which breakpoints (if any) apply. In

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         21

BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
October 31, 2008 (unaudited)

light of the Funds' current size and expense structure, the Board concluded that it was  unnecessary  at this time to consider  breakpoints  with  respect to the
Funds, other than for the BBH Money Market Fund.

Investment Results

The Board considered the investment  results of each of the Funds as compared to investment  companies  with its peers and with one or more  selected  securities indices.  In addition to the  information  received by the Board for the meeting held on October 2, 2006, the Board received detailed performance information for each Fund at each regular Board meeting  during the year. At the meeting held on
October 2, 2006, the Board reviewed information showing performance of each Fund compared to its peers over the prior 1-, 3-, and 5- year  periods  and  compared the performance  information to one or more  securities  indices over comparable periods.

Combined Fee Rate

The  Board  considered  the fee rate to be paid by each  Fund to BBH.  The Board recognized that it is difficult to make  comparisons of these fee rates, and the
combined  investment  advisory  and  administration   fees,  because  there  are
variations in the services that are included in the fees paid by other funds.

The Board considered the depth and range of services provided under the Combined
Agreement.  For example,  in addition to a continuous  investment  program,  BBH provides,  among other things,  officers  (including the Funds' Chief Compliance
Officer and  officers to provide  required  certifications)  and  administrative services,  such as  shareholder  communications,  and tax  compliance,  with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following factors specific to BBH Core Select also were noted and considered by the Board in deciding to approve the Combined Agreement:

The Board  reviewed the  comparative  performance  of BBH Core Select versus the
Standard's  and Poor's  500 Index  (the  "Index").  The Board  viewed  favorably management's decision to implement a new portfolio  construction  methodology in the second  quarter  of 2004,  a  methodology  which puts  greater  emphasis on fundamental  valuation  considerations  and less emphasis on tracking error to a broad market index such as the Index.  The Board also reviewed  favorably
BBH's decision to have a Partner and Managing  Director of the firm be the co-managers of BBH Core  Select  beginning  in the fourth  quarter  of 2005.
The Board also appreciated  that the  strategy of  long-term,  low  turnover investing in cash generative  companies at prices that have a margin of safety to intrinsic  value should  provide the  shareholders  with long-term  appreciation at a relatively modest level of risk. The Board  recognized  that  divergence from the benchmark was  to be  expected  because  of  the  manager's  clearly  defined fundamental investment  style  with very  little  concern  for  tracking  error to the broad market. The Board spent considerable time in reviewing
BBH Core Select's

22

BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
October 31, 2008 (unaudited)

investments and confirming that those  investments  were consistent with the new investment  methodology.  They  concurred  that the new  portfolio  construction methodology and its  implementation  will need to be judged over a three to five year timeframe. The Board also noted BBH Core Select's expense ratio was in line with many funds of similar size and investment mandate.  Taking into account all of the factors  considered,  the Board  concluded that BBH Core Select's  recent investment  results and its total  expense ratio were  acceptable  and that they retained  confidence  in the  manager to achieve  BBH Core  Select's  investment objective.

Conflicts of Interest

As a general matter,  certain conflicts of interest may arise in connection with a portfolio manager's  management of a Fund's investments,  on the one hand, and
the   investments  of  other  accounts  for  which  the  portfolio   manager  is
responsible, on the other. For example, it is possible that the various accounts managed  could  have  different  investment  strategies  that,  at times,  might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account,  possible conflicts could arise in determining how to allocate them.  Other  potential  conflicts might include  conflicts  created by specific portfolio manager  compensation  arrangements,  use of outside  consultants that manage other  unaffiliated  funds and conflicts relating to selection of brokers or dealers to execute fund portfolio  trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").

BBH  has  adopted  and  implemented  policies,  including  brokerage  and  trade allocation  policies  and  procedures,  which it believes  manage the  conflicts associated with handling multiple  accounts for multiple  clients.  In addition,
BBH monitors a variety of areas,  including  compliance with account  investment guidelines,  the inclusion only of securities approved for purchase by the a BBH oversight  committee.  Finally,  BBH  has  structured  the  portfolio  managers'
compensation  in a  manner,  and the Funds  have  adopted  policies,  reasonably designed to safeguard a Fund from being  negatively  affected as a result of any such potential conflicts.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         23

BBH CORE SELECT
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION
October 31, 2008

The amount of qualified  interest  income (QII)  dividends  paid by the BBH Core
Select (the "Fund") for the year ended October 31, 2008 was $43,034.

Under  Section  854(b)(2) of the Internal  Revenue Code (the  "Code"),  the Fund
designates up to a maximum of $1,854,834 as qualified  dividends for purposes of the maximum  rate under  Section  1(h)(11) of the Code for the fiscal year ended
October 31, 2008. In January 2009, shareholders will receive Form 1099-DIV which will include their share of qualified dividends  distributed during the calendar year  2008.  Shareholders  are  advised to check  with  their tax  advisors  for information  on the  treatment of these amounts on their  individual  income tax returns.

100% of the  ordinary  income  dividends  paid by the Fund during the year ended
October 31, 2008  qualifies for the dividends  received  deduction  available to corporate shareholders.

24

TRUSTEES AND OFFICERS OF BBH CORE SELECT
--------------------------------------------------------------------------------
(unaudited)

Information  pertaining  to the  Trustees  of the BBH Trust  (the  "Trust")  and
executive  officers of the Trust is set forth below.  Part B to the Registration
Statement  of the BBH Core  Select  includes  additional  information  about the
Fund's  Trustees and is available upon request  without charge by contacting the
Fund at 1-800-625-5759


                                                                         Term of                                                                            Number of
                                                                         Office                                                                               Funds in
                                                                         and                                                                                   Fund                  Other
                                             Position(s)         Length                                                                            Complex             Directorships
Name, Birth Date               Held with           of Time                  Principal Occupation(s)                Overseen by     Held by
and Address                          Trust               Served#                During Past 5 Years                       Trustee^           Trustee
---------------------------------------------------------------------------------------------------------------------------------------------------------
Joseph V. Shields Jr.          Chairman of      Since         Managing Director, Chairman and                7                   None
Birth Date:                           the Board          2007           Chief Executive Officer of Shields &
March 17, 1938                   and Trustee                         Company (member of New York Stock
Shields & Company                                                         Exchange); Chairman of Capital
140 Broadway                                                                   Management Associates, Inc.
New York, NY 10005                                                        (registered investment adviser);
                                                                                            Director of Flower Foods, Inc. (New
                                                                                            York Stock Exchange listed company).

David P. Feldman               Trustee             Since            Director of Jeffrey Co. (1992 to                      7                 Director of
Birth Date:                                                      2007             present); Director of QMED (1999                                    Dreyfus
November 16, 1939                                                            to May 2007).                                                                       Mutual Funds
C/O BBH & Co.                                                                                                                                                                 (59 Funds)
140 Broadway
New York, NY 10005

Alan G. Lowy                      Trustee             Since           Private Investor.                                               7                 None
Birth Date:                                                      2007
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436

Arthur D.                             Trustee             Since          Retired; Trustee, R.K. Mellon Family             7                 None
Miltenberger                                                  2007           Trust (1981 to June 2003); Director
Birth Date:                                                                        of Aerostructures Corporation
November 8, 1938                                                            (aircraft manufacturer) (1996 to
503 Darlington Road                                                       July 2003).
Ligonier, PA 15658

Samuel F. Pryor, IV             Trustee             Since         Private Investor.                                                 7                 None
Birth Date:                                                      2007
June 12, 1955
130 East 67th Street
New York, NY 10021


FINANCIAL STATEMENT  OCTOBER 31, 2008                                         25

TRUSTEES AND OFFICERS OF BBH CORE SELECT
--------------------------------------------------------------------------------
(unaudited)


                                                                         Term of                                                                            Number of
                                                                         Office                                                                               Funds in
                                                                         and                                                                                   Fund                  Other
                                            Position(s)          Length                                                                             Complex            Directorships
Name, Birth Date              Held with            of Time                   Principal Occupation(s)                Overseen by    Held by
and Address                     Trust                    Served#                 During Past 5 Years                      Trustee^           Trustee
-----------------------------------------------------------------------------------------------------------------------------------------------------------------
H. Whitney Wagner        Trustee                Since         President, Clear Brook Advisors, a                7                   None
Birth Date:                                                       2007           registered investment advisor.
March 3, 1956
Clear Brook Advisors
75 Rockefeller Plaza,
14th Floor
New York, NY 10019

Officers

John A. Gehret                 President and      Since         President and Principal Executive               N/A                   N/A
Birth Date:                         Principal               2008          Officer of the Trust; Joined Brown
April 11, 1959                    Executive                                Brothers Harriman & Co. ("BBH &
140 Broadway                   Officer                                     Co.") in 1981 and has been a Partner
New York, NY 10005                                                        of the firm since 1998.

Charles H. Schreiber      Treasurer and       Since         Treasurer and Principal Financial                N/A                   N/A
Birth Date:                       Principal                 2007          Officer of the Trust; Senior Vice
December 10, 1957          Financial                                  President of BBH & Co. since
140 Broadway                  Officer                                      September 2001; Joined BBH & Co.
New York, NY 10005                                                         in 1999.

Mark B. Nixon                  Assistant             Since         Assistant Secretary and Assistant             N/A                   N/A
Birth Date:                         Secretary,            2007           Treasurer of the Trust; Vice
January 14, 1963              Assistant                                 President of BBH & Co. (since
140 Broadway                  Treasurer                                 October 2006); Accounting Manager,
New York, NY 10005                                                         Reserve Funds (August 2005 -
                                                                                             September 2006); Assistant
                                                                                             Controller, Reserve Funds
                                                                                             (February 2005 - August 2005);
                                                                                             Private Consultant (December 2001 -
                                                                                             February 2005).

Beth Haddock                  Chief                     Since          Chief Compliance Officer of the                 N/A                    N/A
Birth Date:                        Compliance          2007            Trust (September 2007 - present);
December 10, 1965          Officer                                       Chief Compliance Officer for the
140 Broadway                                                                     FINRA/NYSE and SEC compliance
New York, NY 10005                                                          programs and Associate Compliance
                                                                                              Director for the global compliance
                                                                                              program (April 2005-present);
                                                                                              Deputy General Counsel of AXA
                                                                                              Advisors/ AXA Financial
                                                                                              (November 1997 - April 2005).


26

TRUSTEES AND OFFICERS OF BBH CORE SELECT
--------------------------------------------------------------------------------
(unaudited)


                                                                         Term of                                                                            Number of
                                                                         Office                                                                               Funds in
                                                                         and                                                                                   Fund                  Other
                                            Position(s)          Length                                                                             Complex            Directorships
Name, Birth Date              Held with            of Time                   Principal Occupation(s)                Overseen by    Held by
and Address                     Trust                    Served#                 During Past 5 Years                      Trustee^           Trustee
-----------------------------------------------------------------------------------------------------------------------------------------------------------------
Sue M. Rim-An                 Anti-Money       Since          Anti-Money Laundering Officer, Vice      N/A                   N/A
Birth Date:                          Laundering        2008            President of BBH & Co. (September
September 10, 1970           Officer                                     2007 - present); AML Officer at
140 Broadway                                                                    UBS Investment Bank (April 2006 -
New York, NY 10005                                                         August 2007); AML Officer & Vice
                                                                                             President in Private Client Services
                                                                                             at Bear Stearns & Co (June 1992 -
                                                                                             April 2006).

Gail C. Jones                        Secretary          Since         Secretary of the Trust; Counsel,                  N/A                  N/A
Birth Date:                                                       2007          ReedSmith, LLP (since October 2002);
October 26, 1953                                                               Corporate Counsel (January 1997 to
1001 Liberty Avenue                                                       September 2002) and Vice President
Pittsburgh, PA                                                                  (January 1999 to September 2002) of
15222-3779                                                                         Federated Services Company.

George M. Polatas        Vice President      Since          Vice President of the Trust (since                N/A                 N/A
Birth Date:                                                     2008            June 2008); Assistant Vice President
March 3, 1962                                                                   of Federated Services Company; Vice
1001 Liberty Avenue,                                                      President of various funds
Pittsburgh, PA                                                                 distributed by Edgewood Services,
15222-3779                                                                         Inc (January 1997 to present).

Theodore J. Boudria      Assistant            Since          Assistant Treasurer of the Trust;                 N/A                 N/A
Birth Date:                         Treasurer           2008           Vice President (since 2003);
June 26, 1968                                                                    Assistant Vice President (since
70 Franklin Street                                                             September 2000); Joined BBH & Co.
Boston, MA 02110                                                           in 1995.


----------
#     Each Trustee of the Trust holds office until he or she attains the age of
      70 (72, in the case of Trustees who were elected as such before January 1,
      2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the
      Trustees to remove any officer in accordance with the Trust's By-laws).

^     The Fund Complex consists of the Trust, which has seven series and each is counted as one "Fund" for purposes of this table.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         27

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                                    Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                                 www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings
Information."

A copy of the Fund's Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a record of how the Fund voted any such proxies during the most recent
12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

                                  BROWN [LOGO]
                                  BROTHERS
                                  HARRIMAN

                                  BROWN [LOGO]
                                  BROTHERS
                                  HARRIMAN

                                  Annual Report
                                OCTOBER 31, 2008

                                   ----------

                          BBH INTERNATIONAL EQUITY FUND


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

For the 12-month  period ended October 31, 2008,  the BBH  International  Equity
Fund Class N Shares  returned  -38.30%(1) net of fees,  while the Class I Shares returned  -38.12%(1).  The Fund's benchmark,  MSCI Europe,  Australasia Far East
Index(2) (the "EAFE"), returned -46.63% over the same period. The Fund continues to employ two  sub-advisors  who are  monitored by BBH.  One  manager,  Mondrian
Investment  Partners  ("Mondrian"),  employs a value  strategy  while the other,
Walter Scott & Partners ("Walter Scott"),  employs a growth strategy. New assets continue to be equally allocated between both managers.

In the trailing  1-year  period  characterized  by  volatility,  uncertainty  in financial  markets,  and the global repricing of risk assets,  both sub-advisors have managed to protect capital relative to broader international benchmarks. An underweight to Financials and an overweight to traditionally  defensive  sectors such as Consumer  Staples and Health Care have aided this relative  performance.
The Fund has also benefited from an underweight  position in European businesses as both managers had seen  fundamental  weakness in the region and had chosen to redeploy  assets in the Pacific region.  Both Mondrian's  currency hedges in the
Euro and Sterling and Walter Scott's large position in Japan,  both of which had previously  been a drag  on  relative  performance,  have  materially  protected capital in recent  quarters.  While the absolute  numbers are  disappointing  as there  have been few  places to hide from the  global  market  sell-off,  we are encouraged by each manager's ability to preserve capital relatively well through active management in quality businesses.

Both managers  continued to employ strategies  focused on absolute real rates of return rather than on particular  benchmarks.  They invest in quality businesses with clear plans for the future,  competitive  positions  among peers and strong management  teams  dedicated to increasing  shareholder  value.  This investment process  allowed the Fund to be  defensively  positioned as volatility in global markets continued to increase.

----------
(1)  Performance  data  quoted   represents  no  guarantee  of  future  results.
     Investment return and principal value will fluctuate, so that an investor's shares, when redeemed,  may be worth more or less than their original cost.
     Mutual Fund  performance  changes over time and current  performance may be lower or higher than what is stated.  For current to the most recent  month end performance and after tax returns, contact the Fund at 1-800-625-5759.

(2)  MSCI Europe,  Australasia  and Far East Index (EAFE):  An unmanaged  market capitalization-weight  equity  index  comprising  20 of 48 countries in the
     MSCI  universe  and  representing  the  developed  world  outside  of North
     America.  Each MSCI country index is created  separately,  then aggregated, without  change,  into  regional  MSCI indices.  EAFE  performance  data is calculated in U.S. dollars and in local currency.

2

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (continued)

           Growth of $10,000 Invested in BBH International Equity Fund

The graph below  illustrates  the  hypothetical  investment of $10,000(1) in the
Class N Shares of the Fund  over the ten  years  ended to  October  31,  2008 as compared to the EAFE.

--------------------------------------------------------------------------------
               Total Return for the Period Ended October 31, 2008
--------------------------------------------------------------------------------
                                                                                              Ten
                                                             Five Years             Years
                                  One Year       (Annualized)     (Annualized)
--------------------------------------------------------------------------------
Class N                           (38.30)%           5.47%            3.48%(2)
--------------------------------------------------------------------------------
Class I                            (38.12)%            5.73%           3.78%
--------------------------------------------------------------------------------

[The following information was depicted as a line chart in the printed material]

                              International
        Date             Equity Fund*        MSCI-EAFE
          ----                 -------------               ---------
     10/31/98              10,000.00             10,000.00
     11/30/98              10,743.31             10,512.31
     12/31/98              10,879.97             10,927.02
     01/31/99              10,959.46             10,894.76
     02/28/99              10,919.72             10,635.11
     03/31/99              11,486.07             11,079.04
     04/30/99              11,843.77             11,527.94
     05/31/99              11,496.01             10,934.27
     06/30/99              12,151.79             11,360.56
     07/30/99              12,499.55             11,698.24
     08/31/99              12,509.48             11,740.96
     09/30/99              12,658.52             11,859.54
     10/31/99              12,956.61             12,304.28
     11/30/99              13,761.43             12,731.23
     12/31/99              15,791.93             13,874.50
     01/31/00              15,032.50             12,993.47
     02/29/00              15,667.09             13,342.99
     03/31/00              16,156.03             13,860.70
     04/30/00              15,407.01             13,131.63
     05/31/00              15,032.50             12,811.22
     06/30/00              15,739.91             13,312.14
     07/31/00              14,959.68             12,754.36
     08/31/00              15,022.10             12,865.32
     09/30/00              14,345.89             12,238.78
     10/31/00              13,825.74             11,949.94
     11/30/00              13,274.37             11,501.82
     12/31/00              13,625.79             11,910.14
     01/31/01              13,552.08             11,904.18
     02/28/01              12,467.50             11,011.37
     03/31/01              11,635.63             10,276.91
     04/30/01              12,488.56             10,991.15
     05/31/01              12,035.77             10,603.17
     06/30/01              11,582.98             10,169.50
     07/31/01              11,151.25               9,984.41
     08/31/01              10,761.64               9,731.81
     09/30/01                9,434.86               8,745.97
     10/31/01                9,824.47               8,969.87
     11/30/01              10,171.96               9,300.86
     12/31/01              10,224.61               9,355.73
     01/31/02                9,655.99               8,858.94
     02/28/02                9,677.05               8,920.96
     03/31/02              10,098.25               9,403.58
     04/30/02              10,140.37               9,465.64
     05/31/02              10,214.08               9,585.86
     06/30/02                9,908.71               9,204.34
     07/31/02                9,003.13               8,295.87
     08/31/02                8,971.54               8,276.79
     09/30/02                8,044.90               7,387.86
     10/31/02                8,455.57               7,784.59
     11/30/02                8,771.47               8,138.01
     12/31/02                8,456.94               7,864.58
     01/31/03                8,119.08               7,536.62
     02/28/03                7,950.16               7,364.04
     03/31/03                7,844.58               7,219.70
     04/30/03                8,340.80               7,927.23
     05/31/03                8,742.00               8,407.62
     06/30/03                8,837.03               8,611.09
     07/31/03                9,037.63               8,819.47
     08/31/03                9,132.65               9,032.02
     09/30/03                9,269.90               9,310.21
     10/31/03                9,797.80               9,890.23
     11/30/03              10,019.52             10,109.80
     12/31/03              10,738.71             10,899.37
     01/31/04              10,983.98             11,053.05
     02/29/04              11,207.93             11,308.38
     03/31/04              11,399.88             11,371.71
     04/30/04              11,058.63             11,114.71
     05/31/04              11,047.96             11,152.50
     06/30/04              11,346.56             11,396.74
     07/31/04              11,197.26             11,026.34
     08/31/04              11,175.93             11,074.86
     09/30/04              11,357.22             11,363.91
     10/31/04              11,698.47             11,751.42
     11/30/04              12,274.33             12,554.04
     12/31/04              12,756.88             13,105.17
     01/31/05              12,477.45             12,864.03
     02/28/05              13,014.81             13,419.76
     03/31/05              12,746.13             13,082.92
     04/30/05              12,477.45             12,775.47
     05/31/05              12,488.20             12,781.86
     06/30/05              12,638.66             12,951.86
     07/31/05              12,971.82             13,349.48
     08/31/05              13,423.20             13,687.22
     09/30/05              14,014.30             14,296.30
     10/31/05              13,530.67             13,878.85
     11/30/05              13,810.10             14,218.88
     12/31/05              14,504.42             14,880.06
     01/31/06              15,365.96             15,793.70
     02/28/06              15,278.72             15,758.95
     03/31/06              15,682.23             16,279.00
     04/30/06              16,467.43             17,057.13
     05/31/06              15,824.00             16,395.32
     06/30/06              15,845.81             16,393.68
     07/31/06              16,129.36             16,555.97
     08/31/06              16,467.43             17,011.26
     09/30/06              16,543.77             17,038.48
     10/30/06              17,078.14             17,701.28
     11/30/06              17,514.36             18,230.55
     12/31/06              17,958.02             18,802.99
     01/31/07              17,902.08             18,930.85
     02/28/07              18,002.78             19,084.19
     03/31/07              18,450.33             19,570.83
     04/30/07              18,931.45             20,439.78
     05/31/07              19,356.62             20,799.52
     06/30/07              19,401.38             20,824.48
     07/31/07              18,942.64             20,518.36
     08/31/07              19,054.52             20,198.27
     09/30/07              19,882.49             21,278.88
     10/31/07              20,732.84             22,115.14
     11/30/07              20,285.29             21,387.55
     12/31/07              19,779.68             20,906.33
     01/31/08              18,313.20             18,974.59
     02/29/08              18,253.58             19,245.92
     03/31/08              18,265.51             19,043.84
     04/30/08              19,028.56             20,077.92
     05/31/08              19,362.39             20,272.68
     06/30/08              17,848.21             18,614.37
     07/31/08              17,192.47             18,016.85
     08/31/08              16,787.10             17,287.17
     09/30/08              15,332.53             14,787.44
     10/31/08              12,793.01             11,803.34

* net of fees and expenses

Performance  quoted  represents past performance which is no guarantee of future results.  Investment  return  and  principal  value will  fluctuate,  so that an investor's shares, when redeemed,  may be worth more or less than their original cost. Mutual Fund performance  changes over time and current  performance may be lower or higher than what is stated.  Returns do not reflect  the  deduction  of taxes that a shareholder  would pay on Fund  distributions  or the redemption of
Fund shares.  For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

----------
(1)  The Fund's  performance  assumes  the  reinvestment  of all  dividends  and distributions.  The EAFE has  been  adjusted  to  reflect  reinvestment  of dividends on securities  in the index.  The EAFE is not adjusted to reflect sales  charges,  expenses or other fees that the  Securities  and  Exchange
     Commission requires to be reflected in the Fund's performance.

(2)  The BBH  International  Equity Fund  commenced  operations on June 6, 1997.
     Performance prior to June 6, 1997 is that of the BBH  International  Equity
     Portfolio.  Adjusted to assume that all  charges,  expenses and fees of the
     Class N shares  and the  Portfolio  which  are  presently  in  effect  were deducted  during  such  periods,  as  permitted  by  applicable  SEC  staff interpretations.  The  Class  N  shares'  performance  from  June  6,  1997
     (commencement of operations) to October 31, 2008 was 2.34%.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                          3

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of
BBH International Equity Fund:

We have audited the accompanying statement of assets and liabilities,  including the portfolio of investments,  of BBH International Equity Fund (a series of BBH
Trust)  (the  "Fund") as of October  31,  2008,  and the  related  statement  of operations for the year then ended,  the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial  statements and financial  highlights  are the  responsibility  of the  Fund's  management.  Our responsibility  is to  express  an opinion  on these  financial  statements  and financial highlights based on our audits.

We conducted our audits in accordance  with the standards of the Public  Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not  required  to  have,  nor were we  engaged  to  perform,  an audit of its internal control over financial reporting.  Our audit included  consideration of internal  control  over  financial  reporting  as a basis  for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Fund's internal control over financial  reporting.  Accordingly,  we express no such  opinion.  An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement  presentation.  Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers;  where replies were not received from brokers,  we performed  other auditing  procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of BBH
International  Equity Fund as of October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period  then ended,  and the  financial  highlights  for each of the five years in the  period  then  ended,  in  conformity  with  accounting  principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 22, 2008

4

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
October 31, 2008 (unaudited)

COUNTRY DIVERSIFICATION

                                                                                                                   Percent of
                                                                                         U.S. $ Value    Net Assets
                                                                                           ------------          ----------
Australia.........................................                               $ 27,276,563           6.2%
Belgium...........................................                                       361,725           0.1
Finland...........................................                                     2,839,499           0.7
France............................................                                   41,206,732           9.4
Germany...........................................                                20,581,734            4.7
Hong Kong.........................................                             26,637,542            6.1
Italy.............................................                                         7,146,177           1.6
Japan.............................................                                   152,702,670         34.9
Netherlands.......................................                               10,135,061           2.3
New Zealand.......................................                                1,313,849          0.3
Singapore.........................................                                   9,648,659          2.2
South Africa......................................                                 1,826,291          0.4
Spain.............................................                                     19,162,299          4.4
Sweden............................................                                    6,037,371          1.4
Switzerland.......................................                                29,753,334           6.8
Taiwan............................................                                     5,224,380          1.2
United Kingdom...................................                            69,954,976        16.0
Short-Term Investment..........................                           2,500,000          0.6
Cash and Other Assets in Excess of Liabilities....         3,251,881          0.7
                                                                                              ------------       -----
NET ASSETS........................................                       $437,560,743      100.0%
                                                                                           ========      ====

All data as of October 31, 2008. The Fund's country diversification is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                          5

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
October 31, 2008 (unaudited)

SECTOR DIVERSIFICATION

                                                                                                                        Percent of
                                                                                              U.S. $ Value    Net Assets
                                                                                                 ------------         ----------
Consumer Discretionary............................                    $    35,924,654          8.2%
Consumer Staples..................................                               70,265,384        16.1
Diversified Operations............................                               7,715,812          1.8
Electronics.......................................                                        2,936,868          0.7
Energy............................................                                        39,825,572          9.1
Finance...........................................                                       65,093,774         14.9
Health Care.......................................                                     70,212,610        16.1
Industrials.......................................                                      36,738,316          8.3
Information Technology............................                         16,544,617          3.8
Materials.........................................                                      16,533,219           3.8
Telecommunication Services........................                     42,159,988           9.5
Utilities.........................................                                         27,858,048          6.4
Short-Term Investment.............................                           2,500,000           0.6
Cash and Other Assets in Excess of Liabilities....            3,251,881           0.7
                                                                                                 ------------        -----
NET ASSETS........................................                           $437,560,743      100.0%
                                                                                           ==========     ====

All data as of October 31, 2008. The Fund's sector  diversification is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

6

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
October 31, 2008

   Shares                                                                                                                            Value
 ----------                                                                                                                          ------------
                   COMMON STOCKS (98.7%)
                   AUSTRALIA (6.2%)
                   CONSUMER STAPLES
  1,427,762  Foster's Group, Ltd.................................                                              $  5,399,893
     105,169  Wesfarmers, Ltd.....................................                                                   1,491,467
                                                                                                                                          ------------
                                                                                                                                          6,891,360
                                                                                                                                          ------------
                   ENERGY
    191,041  Woodside Petroleum, Ltd.............................                                             5,331,029
                                                                                                                                          ------------
                   FINANCE
    480,000  Lend Lease Corp., Ltd...............................                                                 2,220,542
    277,519  National Australia Bank, Ltd........................                                            4,468,076
                                                                                                                                          ------------
                                                                                                                                          6,688,618
                                                                                                                                          ------------
                   MATERIALS
    528,539  Amcor, Ltd..........................................                                                         2,027,714
                                                                                                                                          ------------
                    TELECOMMUNICATION SERVICES
 2,326,707   Telstra Corp., Ltd..................................                                                      6,337,842
                                                                                                                                          ------------
                    Total Australia.....................................                                                     27,276,563
                                                                                                                                          ------------
                   BELGIUM (0.1%)
                   FINANCE
    305,017  Fortis..............................................                                                                  360,300
    112,376  Fortis NPV(1).......................................                                                               1,425
                                                                                                                                           ------------
                   Total Belgium.......................................                                                           361,725
                                                                                                                                          ------------
                  FINLAND (0.7%)
                  MATERIALS
   201,489  UPM-Kymmene Oyj.....................................                                                2,839,499
                                                                                                                                           ------------
                  Total Finland.......................................                                                          2,839,499
                                                                                                                                           ------------
                  FRANCE (9.4%)
                  CONSUMER DISCRETIONARY
     70,484  Renault SA..........................................                                                           2,152,923
                                                                                                                                           ------------
                  CONSUMER STAPLES
   123,944  Carrefour SA........................................                                                           5,210,100
     40,000  Groupe Danone.......................................                                                       2,206,611
     45,000  L'Oreal SA..........................................                                                             3,383,917
                                                                                                                                            ------------
                                                                                                                                          10,800,628
                                                                                                                                            ------------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                          7

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2008

   Shares                                                                                                         Value
 ----------                                                                                                       ------------
                   COMMON STOCKS (continued)
                   FRANCE (continued)
                   DIVERSIFIED OPERATIONS
      61,000  LVMH Moet Hennessy Louis Vuitton SA.................                    $  4,048,527
                                                                                      ------------
                    ENERGY
     141,783  Total SA............................................                                     7,746,464
                                                                                                                      ------------
                   FINANCE
      64,875  Societe Generale....................................                                 3,543,395
                                                                                                                     ------------
                    HEALTH CARE
     110,000  Essilor International SA............................                          4,912,958
                                                                                        ------------
                    INDUSTRIALS
       66,764  Compagnie de Saint-Gobain...........................                2,564,422
                                                                                                             ------------
                    TELECOMMUNICATION SERVICES
    216,613   France Telecom SA...................................                                                   5,437,415
                                                                                                                                            ------------
                    Total France........................................                                                        41,206,732
                                                                                                                                            ------------
                    GERMANY (4.7%)
                    CONSUMER DISCRETIONARY
       97,000  Adidas AG...........................................                                 3,376,020
                                                                                                                                            ------------
                    INFORMATION TECHNOLOGY
     128,000  SAP AG..............................................                                                            4,527,018
                                                                                                                                            ------------
                    TELECOMMUNICATION SERVICES
     350,859  Deutsche Telekom AG.................................                                                5,194,916
                                                                                                                                            ------------
                    UTILITIES
       90,491  RWE AG..............................................                                                          7,483,780
                                                                                                                                            ------------
                    Total Germany.......................................                                                     20,581,734
                                                                                                                                            ------------
                    HONG KONG (6.1%)
                    DIVERSIFIED OPERATIONS
     670,000  Hutchison Whampoa, Ltd..............................                                            3,667,285
                                                                                                                    ------------
                    ENERGY
  5,460,000  CNOOC, Ltd..........................................                                                        4,471,618
                                                                                                                                            ------------
                    FINANCE
    942,500   Wharf Holdings, Ltd.................................                                                   1,850,986
                                                                                                                     ------------

   The accompanying notes are an integral part of these financial statements.

8

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2008

   Shares                                                                                                  Value
 ----------                                                                                                ------------
                   COMMON STOCKS (continued)
                   HONG KONG (continued)
                   TELECOMMUNICATION SERVICES
    480,000  China Mobile, Ltd...................................                                                    $  4,211,440
                                                                                                                                              ------------
                   UTILITIES
    700,000  CLP Holdings, Ltd...................................                                                        4,753,203
 2,700,000  Hong Kong & China Gas Co., Ltd......................                                          4,773,008
    539,000  Hongkong Electric Holdings..........................                                       2,910,002
                                                                                                                                             ------------
                                                                                                                                            12,436,213
                                                                                                                                             ------------
                    Total Hong Kong.....................................                                                    26,637,542
                                                                                                                                             ------------
                    ITALY (1.6%)
                    FINANCE
 1,427,436   Intesa Sanpaolo SpA.................................                                                    5,197,163
    801,538   UniCredito Italiano SpA.............................                                                   1,949,014
                                                                                                                                             ------------
                   Total Italy.........................................                                                            7,146,177
                                                                                                     ------------
                   JAPAN (34.9%)
                   CONSUMER DISCRETIONARY
    194,000  Denso Corp..........................................                                                            3,836,913
    185,000  Honda Motor Co., Ltd................................                                                    4,601,620
    275,000  Sekisui House, Ltd..................................                                                        2,792,219
    114,600  Toyota Motor Corp...................................                                     4,524,623
                                                                                                                     ------------
                                                                                                                    15,755,375
                                                                                                             ------------
                   CONSUMER STAPLES
    272,000  Hoya Corp...........................................                                                            5,049,577
    262,000  Kao Corp............................................                                                             7,585,384
    202,400  Seven & I Holdings Co., Ltd.........................                                               5,677,334
      43,000  Shimamura Co., Ltd..................................                                              2,984,095
                                                                                                                                     ------------
                                                                                                                           21,296,390
                                                                                         ------------
                    FINANCE
    210,000  Aeon Mall Co., Ltd..................................                                                      5,143,788
    135,000  Daito Trust Construction Co., Ltd...................                                            5,680,229
    301,000  Mitsubishi Estate Co., Ltd..........................                                  5,306,436
    339,700  Tokio Marine Holdings, Inc..........................                                     10,612,252
                                                                                                   ------------
                                                                                                          26,742,705
                                                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                          9

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2008

   Shares                                                                                               Value
 ----------                                                                     ------------
                  COMMON STOCKS (continued)
                  JAPAN (continued)
                  HEALTH CARE
    244,500  Astellas Pharma, Inc................................                        $ 10,010,834
    240,000  Chugai Pharmaceutical Co., Ltd......................                             3,403,211
    126,000  Eisai Co., Ltd......................................                                                             4,148,251
    289,400  Takeda Pharmaceutical Co., Ltd......................              14,607,315
                                                                                                            ------------
                                                                                                   32,169,611
                                                                                                     ------------
                    INDUSTRIALS
    173,000  Advantest Corp......................................                    2,538,370
    140,000  Daikin Industries, Ltd..............................                              3,151,247
      72,000  Fanuc, Ltd..........................................                                     4,894,209
      35,600  Hirose Electric Co., Ltd............................                      3,116,930
      30,450  Keyence Corp........................................                                 5,889,246
    137,000  Secom Co., Ltd......................................                                 5,311,179
           658  West Japan Railway Co...............................                                 2,918,261
                                                                                                     ------------
                                                                                                           27,819,442
                                                                                                             ------------
                    INFORMATION TECHNOLOGY
    348,700  Canon, Inc..........................................                                   12,017,599
                                                                                                             ------------
                   MATERIALS
    239,300  Nitto Denko Corp....................................                                       5,271,688
    122,000  Shin-Etsu Chemical Co., Ltd.........................                        6,394,318
                                                                                                    ------------
                                                                                                           11,666,006
                                                                                                                     ------------
                   TELECOMMUNICATION SERVICES
           875  KDDI Corp...........................................                                   5,235,542
                                                                                                            ------------
                    Total Japan.........................................                               152,702,670
                                                                                                                                            ------------
                   NETHERLANDS (2.3%)
                   CONSUMER DISCRETIONARY
    311,571  Reed Elsevier NV....................................                                       4,147,161
                                                                                                            ------------
                   CONSUMER STAPLES
    134,000  Heineken Holding NV.................................                                  4,047,971
                                                                                                     ------------
                   FINANCE
    210,926  ING Groep NV........................................                         1,939,929
                                                                                                            ------------
                   Total Netherlands...................................                                     10,135,061
                                                                                                                             ------------

   The accompanying notes are an integral part of these financial statements.

10

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2008

   Shares                                                                                                  Value
 ----------                                                                                        ------------
                   COMMON STOCKS (continued)
                   NEW ZEALAND (0.3%)
                   TELECOMMUNICATION SERVICES
    951,924  Telecom Corp. of New Zealand, Ltd...................             $  1,313,849
                                                                                             ------------
                   Total New Zealand...................................                                      1,313,849
                                                                                                              ------------
                   SINGAPORE (2.2%)
                   FINANCE
    450,000  DBS Group Holdings, Ltd.............................                                3,443,382
    588,200  Oversea-Chinese Banking Corp., Ltd..................                                        1,971,882
                                                                                                             ------------
                                                                                                     5,415,264
                                                                                                     ------------
                   INDUSTRIALS
      90,000  Jardine Matheson Holdings, Ltd......................                   2,132,884
                                                                                                      ------------
                   TELECOMMUNICATION SERVICES
 1,249,000  Singapore Telecommunications, Ltd...................                        2,100,511
                                                                                                     ------------
                   Total Singapore.....................................                                 9,648,659
                                                                                                             ------------
                   SOUTH AFRICA (0.4%)
                   ENERGY
      61,481  Sasol, Ltd..........................................                          1,826,291
                                                                                                     ------------
                     Total South Africa................................                               1,826,291
                                                                                             ------------
                    SPAIN (4.4%)
                    CONSUMER DISCRETIONARY
    125,000   Inditex SA..........................................                                    4,200,705
                                                                                                                     ------------
                    FINANCE
    419,343   Banco Santander Central Hispano SA..................                    4,511,986
                                                                                                     ------------
                   TELECOMMUNICATION SERVICES
    377,850  Telefonica SA.......................................                                  6,952,422
                                                                                                             ------------
                   UTILITIES
    485,905   Iberdrola SA........................................                                   3,497,186
                                                                                                     ------------
                    Total Spain.........................................                                  19,162,299
                                                                                             ------------
                   SWEDEN (1.4%)
                   CONSUMER DISCRETIONARY
     82,000   Hennes & Mauritz AB (B Shares)......................                         2,948,832
                                                                                                                      ------------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         11

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2008

   Shares                                                                                                Value
 ----------                                                                                       ------------
                   COMMON STOCKS (continued)
                   SWEDEN (continued)
                   TELECOMMUNICATION SERVICES
    439,800  Telefonaktiebolaget LM Ericsson (B Shares)..........              $  3,088,539
                                                                                                                     ------------
                    Total Sweden........................................                                 6,037,371
                                                                                                             ------------
                   SWITZERLAND (6.8%)
                   CONSUMER STAPLES
    145,000  Nestle SA...........................................                              5,618,111
                                                                                                              ------------
                   HEALTH CARE
      32,600  Alcon, Inc..........................................                               2,872,712
    187,000  Nobel Biocare Holding AG............................                               3,198,757
    275,274  Novartis AG.........................................                                         13,842,186
                                                                                                                     ------------
                                                                                                           19,913,655
                                                                                                     ------------
                   INDUSTRIALS
        4,300  SGS SA..............................................                              4,221,568
                                                                                                     ------------
                   Total Switzerland...................................                      29,753,334
                                                                                                             ------------
                   TAIWAN (1.2%)
                   ELECTRONICS
    355,553  Taiwan Semiconductor Manufacturing Co., Ltd. ADR....     2,936,868
                                                                   ------------
                   TELECOMMUNICATION SERVICES
    138,974  Chunghwa Telecom Co., Ltd. ADR......................                       2,287,512
                                                                                                                             ------------
                   Total Taiwan........................................                                           5,224,380
                                                                                                     ------------
                   UNITED KINGDOM (16.0%)
                   CONSUMER DISCRETIONARY
    498,042  Compass Group, Plc..................................                            2,338,688
    518,905  GKN, Plc............................................                                      1,004,950
                                                                                             ------------
                                                                                                     3,343,638
                                                                                                             ------------
                   CONSUMER STAPLES
    116,000  Reckitt Benckiser, Plc..............................                              4,893,959
    770,000  Tesco, Plc..........................................                              4,224,791
    315,128  Unilever, Plc.......................................                             7,131,390
 1,250,000  WM Morrison Supermarkets, Plc.......................                         5,360,784
                                                                                                    ------------
                                                                                                                                           21,610,924
                                                                                            ------------

   The accompanying notes are an integral part of these financial statements.

12

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2008

   Shares                                                                                                Value
 ----------                                                                                      ------------
                   COMMON STOCKS (continued)
                   UNITED KINGDOM (continued)
                   ENERGY
    531,429  BG Group, Plc.......................................                              $  7,847,318
    704,699  BP, Plc.............................................                                        5,845,595
    246,517  Royal Dutch Shell, Plc..............................                                    6,757,257
                                                                                                            ------------
                                                                                                                  20,450,170
                                                                                                            ------------
                     FINANCE
    285,167  Aviva, Plc..........................................                                                             1,716,430
    731,237  HBOS, Plc...........................................                            1,196,296
    799,687  Lloyds TSB Group, Plc...............................                          2,606,489
 1,240,929  Royal Bank of Scotland Group, Plc...................                         1,373,774
                                                                                                   ------------
                                                                                                    6,892,989
                                                                                                                                           ------------
                   HEALTH CARE
    683,071  GlaxoSmithKline, Plc................................                                                   13,216,386
                                                                                                                                           ------------
                   UTILITIES
    900,000  Centrica, Plc.......................................                                                             4,440,869
                                                                                                                                            ------------
                   Total United Kingdom................................                                                69,954,976
                                                                                                                                            ------------
                   TOTAL COMMON STOCKS (Identified cost $516,767,015)..           431,808,862
                                                                                                                                            ------------

  Principal
  Amount
  ----------
                     SHORT-TERM INVESTMENT (0.6%)
 $2,500,000  Royal Bank of Canada Time Deposit 0.100% 11/03/08...                      2,500,000
                                                                                                                                           ------------
                     TOTAL SHORT-TERM INVESTMENT
                     (Identified cost $2,500,000)........................                                               2,500,000
                                                                                                                                           ------------

TOTAL INVESTMENTS (Identified cost $519,267,015(2))......           99.3%     $434,308,862
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........    0.7               3,251,881
                                                                                                                     ------            ------------
NET ASSETS...............................................                                            100.0%     $437,560,743
                                                                                                                ======     ==========

----------
(1)  Non-income producing security.

(2)  The aggregate  cost for federal  income tax purposes is  $521,100,523.  The aggregate  gross  unrealized  appreciation is $59,976,818 and the aggregate gross unrealized depreciation is $146,768,479,  resulting in net unrealized depreciation of $86,791,661.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         13

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2008

ASSETS:
   Investments in securities, at value
    (identified cost $519,267,015) ..........................                                                  $ 434,308,862
   Foreign currency, at value (identified cost $26) .........                                                       26
   Receivables for:
     Investment sold ........................................                                                                3,318,463
     Dividends and interest .................................                                                           2,192,570
     Capital stock sold .....................................                                                                   180,000
     Other receivables ......................................                                                                       1,413
                                                                                                                                        -------------
       Total Assets .........................................                                                               440,001,334
                                                                                                                                        -------------
LIABILITIES:
   Due to Brown Brothers Harriman ...........................                                                      411,651
   Payables for:
     Capital stock redeemed .................................                                                            1,416,531
     Investment advisory and administrative fees ............                                              297,916
     Custody and accounting fees ............................                                                         122,428
     Shareholder servicing fees .............................                                                               88,442
     Professional fees ......................................                                                                       38,300
     Board of Trustees' fees ................................                                                                        208
     Accrued expenses and other liabilities .................                                                       65,115
                                                                                                          -------------
       Total Liabilities ....................................                                                                     2,440,591
                                                                                                                                          -------------
NET ASSETS ..................................................                                                          $ 437,560,743
                                                                                                                                       =========
Net Assets Consist of:
   Par value ................................................                                                                 $          40,755
   Paid-in capital ..........................................                                                                  499,166,541
   Undistributed net investment income ......................                                               13,233,363
   Accumulated net realized gain on investments and
     foreign exchange transactions ..........................                                                     10,044,623
   Net unrealized depreciation on investments and
     foreign currency translations ..........................                                                     (84,924,539)
                                                                                                                                          -------------
Net Assets ..................................................                                                              $ 437,560,743
                                                                                                                                       =========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
   ($411,465,028 / 38,333,135 shares outstanding) ...........                                             $10.73
                                                                                                                                            =====
CLASS I SHARES
   ($26,095,715 / 2,422,189 shares outstanding) .............                                               $10.77
                                                                                                                                            =====

   The accompanying notes are an integral part of these financial statements.

14

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended October 31, 2008

NET INVESTMENT INCOME:
   Income:
     Dividends and other income
       (net of foreign withholding taxes of $2,180,533) .......                                    $  20,357,542
     Interest Income ..........................................                                                                   229,599
     Securities Lending Income ................................                                                            32,519
                                                                                                                                         -------------
       Total Income ...........................................                                                               20,619,660
                                                                                                                                        -------------
   Expenses:
     Investment advisory and administrative fees ..............                                         5,121,907
     Shareholder servicing fees ...............................                                                        1,508,607
     Custody and accounting fees ..............................                                                       409,473
     Board of Trustees' fees ..................................                                                                43,432
     Professional fees ........................................                                                                     24,556
     Miscellaneous expenses ...................................                                                             58,412
                                                                                                                                          -------------
       Total Expenses .........................................                                                                7,166,387
       Expense offset arrangement .............................                                                          (24,858)
                                                                                                                                          -------------
       Net Expenses ...........................................                                                                 7,141,529
                                                                                                                                          -------------
   Net Investment Income ......................................                                                       13,478,131
                                                                                                                                          -------------
NET REALIZED AND UNREALIZED LOSS:
   Net realized gain on investments ...........................                                                  10,027,588
   Net realized gain on foreign exchange transactions .........                                      4,157,414
                                                                                                                                          -------------
     Net realized gain on investments and
       foreign exchange transactions ..........................                                                   14,185,002
   Net change in unrealized depreciation on investments .......                             (276,782,141)
   Net change in unrealized depreciation on
       foreign currency translations ..........................                                                   (36,840,495)
                                                                                                                                          -------------
     Net change in unrealized depreciation on investments
       and foreign currency translations ......................                                             (313,622,636)
                                                                                                                  -------------
       Net Realized and Unrealized Loss ......................                            (299,437,634)
                                                                                                          -------------
   Net Decrease in Net Assets Resulting from Operations .......                         $(285,959,503)
                                                                                                                                        ========

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         15

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                            For the years ended October 31
                                                                                                                    ------------------------------
                                                                                                                      2008                       2007
                                                                                                                 -------------             -------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
     Net investment income ..................................                                  13,478,131        $  10,709,451
     Net realized gain on investments and
       foreign exchange transactions ........................                               4,185,002            31,121,732
     Net change in unrealized appreciation (depreciation)
       on investments and foreign currency translations .....          (313,622,636)           83,442,888
                                                                                                                 -------------              ------------
     Net increase (decrease) in net
       assets resulting from operations .....................                         285,959,503)          125,274,071
                                                                                                                 -------------              ------------
   Dividends and distributions declared:
     From net investment income:
     Class N ................................................                                            (10,352,578)            (8,234,635)
     Class I ................................................                                                   (762,747)               (723,263)
     From net realized gains
     Class N ................................................                                             (29,955,831)          (5,732,846)
     Class I ................................................                                                (1,916,194)               (440,337)
                                                                                                                   ------------            -------------
       Total dividends and distributions declared ...........                  (42,987,350)         (15,131,081)
                                                                                                                 -------------            -------------
   Capital stock transactions:
     Net proceeds from sales of capital stock ...............                    105,933,541          125,535,007
     Net asset value of capital stock issued to shareholders
       for reinvestment of dividends and distributions ......                 1,288,415                 325,815
     Net cost of capital stock redeemed .....................                       (85,445,720)          (54,902,468)
                                                                                                                -------------              ------------
       Net increase in net assets resulting from
         capital stock transactions .........................                                 21,776,236            70,958,354
                                                                                                                ------------                ------------
       Total increase (decrease) in net assets ..............                   (307,170,617)         181,101,344

NET ASSETS:
   Beginning of year ........................................                                   744,731,360           563,630,016
                                                                                                              -------------              -------------
   End of period (including undistributed net investment
     income of $13,233,363 and $7,361,552, respectively) ...       $ 437,560,743         $ 744,731,360
                                                                                                           ==========        ==========


   The accompanying notes are an integral part of these financial statements.

16

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each year


                                                                                                                    For the years ended October 31,
                                                                                                ---------------------------------------------------------------------
                                                                                       2008                2007                 2006                  2005                 2004
                                                                                      --------             --------              --------                --------              --------
Net asset value, beginning of year ..........         $      18.53        $     15.71          $   12.59             $    10.96         $     9.28
                                                                                      --------             --------               --------                --------             --------
Income from investment operations:
   Net investment income(1) .................                       0.32                 0.28                  0.25                     0.18               0.14
   Net realized and unrealized gain (loss) ..               (7.06)                2.95                  3.07                    1.54                1.64
                                                                                      --------             --------               --------                --------             --------
     Total income from investment operations         (6.74)                 3.23                3.32                     1.72                 1.78
                                                                                      --------             --------               --------                 --------            --------
Less dividends and distributions:
   From net investment income ...............                  (0.27)               (0.24)               (0.20)                  (0.09)              (0.10)
   From net realized gains ..................                        (0.79)                (0.17)                 --                         --                      --
                                                                                      --------             --------              --------                  --------            --------
     Total dividends and distributions ......               (1.06)               (0.41)                (0.20)                 (0.09)              (0.10)
                                                                                    --------               --------              --------                  --------             --------
Net asset value, end of year ................               $  10.73           $  18.53             $  15.71             $  12.59          $  10.96
                                                                              ========        ========       ========       ========     ========
Total return ................................                              (38.30)%          21.01%              26.62%               15.77%          19.29%
Ratios/Supplemental data:
   Net assets, end of year (in millions) ....           $     412             $    700              $    524              $     356           $     211
   Expenses as a percentage
     of average net assets ..................                         1.13%(2)           1.17%(2)           1.11%(2)           1.23%             1.30%
   Ratio of net investment income to
     average net assets .....................                           2.09%               1.64%                1.76%                 1.49%            1.34%
   Portfolio turnover rate ..................                            19%                   16%                  10%                      5%               81%


----------
(1)  Calculated using average shares outstanding for the year.

(2)  The ratio of expenses to average net assets for the years ended October 31,
     2008,  2007 and 2006 reflect fees reduced as a result of an expense  offset arrangement  with the Fund's  custodian.  Had this  arrangement not been in place, this ratio would have been 1.13%, 1.17%, and 1.17%, respectively.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         17

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each year


                                                                                                                    For the years ended October 31,
                                                                                                ----------------------------------------------------------------------
                                                                                        2008              2007                 2006                  2005                2004
                                                                                       --------           --------              --------               --------              --------
Net asset value, beginning of year ........               $  18.59         $  15.76             $  12.62            $  10.98            $   9.30
Income from investment operations:
   Net investment income(1) ...............                          0.35               0.32                   0.29                   0.21                0.14
   Net realized and unrealized gain (loss)                  (7.07)              2.96                   3.07                  1.54                 1.66
                                                                                       --------           --------               --------                --------             -------
     Total income (loss) from
       investment operations ..............                           (6.72)              3.28                   3.36                   1.75                1.80
                                                                                       --------           --------               --------                --------             -------
Less dividends and distributions:
   From net investment income .............                      (0.31)            (0.28)                (0.22)                 (0.11)             (0.12)
   From net realized gains ................                            (0.79)             (0.17)                   --                         --                   --
                                                                                       --------          --------                --------                --------            -------
     Total dividends and distributions ....                   (1.10)             (0.45)                (0.22)                 (0.11)            (0.12)
                                                                                       --------          --------                --------                --------            --------
Net asset value, end of year ..............                    $  10.77         $  18.59             $  15.76              $  12.62        $  10.98
                                                                                    ======         =====               =====               =====          =====
Total return ..............................                                   (38.12)%         21.28%             26.98%              16.05%        19.54%
Ratios/Supplemental data:
   Net assets, end of year (in millions) ..                $       26         $       45            $         40            $       34         $       27
   Expenses as a percentage of
     average net assets ...................                                0.88%(2)       0.91%(2)           0.87%(2)           0.98%          1.05%
   Ratio of net investment income
     to average net assets ................                               2.32%           1.87%               2.02%                1.73%          1.33%
   Portfolio turnover rate ................                                  19%              16%                  10%                     5%             81%


----------
(1)  Calculated using average shares outstanding for the year.

(2)  The ratio of expenses to average net assets for the years ended October 31,
     2008,  2007 and 2006 reflect fees reduced as a result of an expense  offset arrangement  with the Fund's  custodian.  Had this  arrangement not been in place, this ratio would have been 0.88%, 0.91%, 0.94%, respectively.

   The accompanying notes are an integral part of these financial statements.

18

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
October 31, 2008

1.    Organization and Significant Accounting Policies. BBH International Equity
      Fund (the  "Fund")  is a  separate  diversified  series of BBH Trust  (the
      "Trust"), which is registered under the Investment Company Act of 1940, as amended  as an  open-end  management  investment  company.  The  Trust was originally  organized  under the laws of the State of Maryland on July 16,
      1990 as BBH Fund, Inc. and  re-organized as a Delaware  statutory trust on
      June 12, 2007. The Fund commenced  operations on June 6, 1997. On February
      20,  2001,  the Trustees  reclassified  the Fund's  outstanding  shares as
      "Class N," and established a new class of shares  designated as "Class I".
      Class I  commenced  operations  on October 30,  2002.  Class N and Class I shares have different operating expenses. Neither Class N shares nor Class
      I shares convert to any other class of the Fund. At October 31, 2008 there were seven series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles  generally  accepted  in the United  States of  America,  which require  management to make certain  estimates and assumptions at the date of the  financial  statements  and are based,  in part,  on the  following accounting policies. Actual results could differ from those estimates.

      A.    Valuation of Investments.  The BBH International Equity Fund employs a pricing  vendor  (ITG  Inc.) that uses a fair  valuation  model to establish daily valuations of portfolio securities.  The model looks at each  security in the portfolio and  determines  the  correlation between the security and a set of market factors,  such as the price of ADRs,  futures,  exchange-traded  funds,  and the U.S.  market as measured by the 1000 largest  domestic  stocks.  The model evaluates the  security's  beta compared to these  factors to determine  which factor  should  be used in  determining  its fair  value.  The model analyzes  data for the past 90 days for each factor.  The model then determines  the  difference  between  the price of the factor at the local  market  close  versus  the  price at 4 p.m.  Eastern  Time to calculate a percentage by which the closing price should be adjusted to reflect its fair value. If ITG is unable to price a security, the security  will be  priced  in  accordance  with the  Manual  Pricing
            Procedures.

      B.    Accounting for Investments  and Income.  Security  transactions  are accounted  for on the  trade  date.  Realized  gains  and  losses on security  transactions are determined on the identified cost method.
            Dividend income and other  distributions  from portfolio  securities are recorded on the ex-dividend date. Non-cash dividends included in dividend  income,  if any,  are recorded at the fair market value of securities  received.  Distributions  received  on  securities  that represent  a return of capital or a capital  gain are  recorded as a reduction of cost of investments and/or as a realized gain. Interest income  is  accrued  daily.  Investment  income is  recorded  net of foreign taxes withheld where recovery of such tax is uncertain.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         19

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2008

      C.    Forward Foreign Currency Exchange Contracts. The Fund may enter into
            forward  foreign  currency  exchange   contracts   ("Contracts")  in
            connection with planned  purchases or sales of securities,  to hedge the U.S.  dollar  value of  portfolio  securities  denominated  in a particular  currency,  or to  increase  or shift its  exposure  to a
            currency  other  than  U.S.  dollars.   The  Fund  has  no  specific
            limitation  on the  percentage  of assets  which may be committed to these types of Contracts.  The Fund could be exposed to risks if the counterparties  to the  Contracts  are  unable  to meet the terms of their  contracts  or if the value of the  foreign  currency  changes unfavorably.  The U.S. dollar values of foreign currency  underlying all contractual  commitments  held by the Fund are determined  using forward currency exchange rates supplied by a quotation service.

      D.    Foreign Currency  Translations.  The accounting  records of the Fund are  maintained  in  U.S.  dollars.  Foreign  currency  amounts  are translated into U.S. dollars at the current rate of exchange of such
            currency   against  the  U.S.  dollar  to  determine  the  value  of
            investments,   assets  and  liabilities.   Purchases  and  sales  of
            securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions.  Upon the purchase or sale of a security  denominated in foreign currency, the Fund may enter into forward currency exchange  contracts for the purchase or sale,  for a fixed amount of U.S.  dollars of the amount of foreign currency involved in the underlying security transaction.
            Reported  net  realized  gains and  losses  arise  from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions,  and the difference  between the amounts of dividends, interest and foreign  withholding taxes recorded on the Fund's books and the U.S. dollar  equivalent of the amounts actually  received or
            paid.  Net  unrealized   appreciation  or  depreciation  on  foreign
            currency  translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

      E.    Restricted  Securities.  The Fund may invest in securities  that are subject  to legal  or  contractual  restrictions  on  resale.  These securities  generally  may be resold  in  transactions  exempt  from registration  or to the  public if the  securities  are  registered.
            Disposal of these securities may involve time-consuming negotiations and  expense,  and  prompt  sale  at  an  acceptable  price  may  be difficult.

      F.    Securities  Lending.  The Fund may lend its portfolio  securities to broker-dealers, qualified banks and certain institutional investors.
            The loans are secured by  collateral  in an amount equal to at least the  market  value at all times of the  loaned  securities  plus any accrued  interest and dividends.  During the time the securities are on loan,  the  Fund  will  continue  to  receive  the  interest  and dividends or amounts  equivalent  thereto,  on the loaned securities while  receiving a fee from the borrower or earning  interest on the investment of the cash collateral.  Loans are subject to termination at the option of the borrower or the Fund.  Upon  termination of the loan, the borrower will return to the lender securities identical to the  loaned  securities.  The  Fund  may  pay  reasonable

20

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2008

            finders',  administrative  and custodial  fees in connection  with a loan of its  securities  and may  share the  interest  earned on the collateral  with the  borrower.  The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

      G.    Federal Income Taxes.  It is the Trustees  policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated  investment companies and to distribute all of its taxable income to its  shareholders.  Accordingly,  no  federal  income  tax provision is required.  The Fund files a tax return  annually  using tax accounting  methods  required under provisions of the Code which may differ  from  accounting  principles  generally  accepted in the
            United  States  of  America,  the  basis  on which  these  financial statements are prepared.  Accordingly,  the amount of net investment income and net realized gain reported on these financial  statements may  differ  from that  reported  on the  Fund's  tax  return due to certain  book-to-tax  timing differences such as losses deferred due to "wash sale"  transactions  and  utilization of capital loss carry forwards and the  recognition of unrealized  gains or losses on open forward  foreign  currency  exchange  contracts and passive  foreign investment  companies  at year  end.  These  differences  result  in temporary  over-distributions  for financial  statement purposes and are  classified  as  distributions  in  excess  of  accumulated  net realized gains or net investment income.  These distributions do not
            constitute   a  return  of  capital.   Permanent   differences   are
            reclassified  on the  Statement of Assets &  Liabilities  based upon their tax classification. As such, the character of distributions to shareholders  reported in the Financial  Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      H.    Dividends  and   Distributions   to   Shareholders.   Dividends  and
            distributions  to shareholders,  if any, are generally  declared and paid  annually and are  recorded on the  ex-dividend  date.  The tax character  of  distributions  paid  during  the fiscal  years  ended
            October 31, 2008 and 2007, respectively, were as follows:

                                              Distributions paid from:
                --------------------------------------------------------------------------------
                                                                                                                       Total
                 Ordinary    Net long term    Total taxable    Tax return    distributions
                  income       capital gain      distributions     of capital            paid
                  --------           -------------          -------------        ----------          -------------
2008:     $15,365,734      $27,621,616       $42,987,350           --          $42,987,350
2007:         8,957,898          6,173,183         15,131,081           --             15,131,081

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         21

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2008

            As of October 31, 2008 and 2007,  respectively,  the  components  of accumulated earnings/(deficit) on a tax basis were as follows:


                                                            Components of accumulated earnings/(deficit):
                                        -------------------------------------------------------------------------------------------------
                                                                                                                                                                     Other Total
           Undistributed   Undistributed                           Accumulated   Book/Tax      Unrealized     accumulated
                ordinary           long-term     Accumulated     capital and    temporary   appreciation/      earnings/
                 income           capital gain    earnings           other losses  differences  (depreciation)      (deficit)
              -------------           -------------         -----------           ------------      -----------          --------------        -----------
2008:   $13,233,363        $11,878,130     $25,111,493                --         $(1,833,508)     $(84,924,539)   $(61,646,554)
2007:     14,994,642          27,620,467       42,615,109                --           (4,012,906)       228,698,097     267,300,300


            Total distributions paid may differ from the Statement of Changes in
            Net Assets because, for tax purposes,  dividends are recognized when actually paid.

            The  differences   between   book-basis  and  tax-basis   unrealized
            appreciation/(depreciation)  is  attributable  primarily  to the tax deferral of losses on wash sales.

      I.    Accounting  Developments.  In  June  2006,  the  Fund  adopted  FASB
            Interpretation  No. 48 "Accounting  for Uncertainty in Income Taxes"
            ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be  recognized,  measured,  presented  and  disclosed  in the
            financial  statements.   FIN  48  requires  the  evaluation  of  tax
            positions  taken or expected to be taken in the course of  preparing the Fund's tax returns to determine  whether that tax  positions are
            "more-likely-than-not"  of being  sustained  by the  applicable  tax authority. Tax positions not deemed to meet the more-likely-than-not threshold  would be  recorded  as a tax  benefit  or  expense in the current year. The adoption of FIN 48 had no impact on the operations of the Fund for the year ended October 31, 2008.

            In September 2006,  Statement of Financial  Accounting Standards No.
            157,  "Fair  Value  Measurements"  ("SFAS  157"),  was issued and is effective  for fiscal  years and  interim  periods  beginning  after
            November  15,  2007.  SFAS 157  defines  fair value,  establishes  a framework for  measuring  fair value and expands  disclosures  about fair value  measurements.  Management  is currently  evaluating  the implication  of SFAS  157.  At this time its  impact  on the  Fund's financial statements has not yet been determined.

            In March 2008,  Statement of Financial Accounting Standards No. 161,
            "Disclosures  about Derivative  Instruments and Hedging  Activities"
            ("SFAS  161"),  was issued  and is  effective  for fiscal  years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced  disclosures to provide  information  about the reasons the
            Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on performance.  Management is currently evaluating  the  impact  the  adoption  of SFAS 161 will have on the
            Fund's financial statement disclosures.

22

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2008

2.    Transactions with Affiliates.

      Investment  Advisory and  Administrative  Fees.  Effective  June 12, 2007,
      under a combined Investment Advisory and Administrative Services Agreement
      ("Agreement")  with the  Trust,  Brown  Brothers  Harriman  & Co.  ("BBH")
      provides  investment  advice,   portfolio  management  and  administrative
      services  to the  Fund.  BBH  receives  a  combined  fee from the Fund for investment advisory and administrative  services calculated daily and paid monthly at an annual rate  equivalent to 0.80% of the Fund's average daily net assets. BBH has a sub-administration services agreement with Federated
      Services Company ("FSC") for which FSC receives  compensation paid by BBH.
      For the year ended  October 31, 2008,  the Fund  incurred  $5,121,907  for investment advisory and administrative services.

      Shareholder  Servicing  Fees.  The  Trustee  has a  shareholder  servicing agreement  with BBH for which BBH receives a fee from the Fund  calculated daily  and paid  monthly  at an  annual  rate of 0.25% of Class N  shares'
      average daily net assets.  For the year ended  October 31, 2008,  the Fund incurred $1,508,607 for shareholder servicing services.

      Custody and  Accounting  Fees. BBH acts as a custodian and shall receive a custody  and  accounting  fee  from  the Fund  calculated  daily  and paid monthly.  BBH holds all cash and  investments and calculates the daily net asset  value.  The custody fee is a  transaction  based fee with an annual minimum of $30,000,  and the  accounting  fee is  calculated  at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next
      $400 million of net assets and 0.01% per annum on all net assets over $500 million.  For the year ended October 31, 2008, the Fund incurred  $409,473 for custody and accounting services. These fees were reduced by $24,858 as a result of an expense offset  arrangement with the Fund's  custodian.  In the event that the Fund is  overdrawn,  under the custody  agreement  with
      BBH,  BBH will  make  overnight  loans  to the  Fund to cover  overdrafts.
      Pursuant to their  agreement the Fund will pay the Federal Funds overnight investment  rate on the day of overdraft.  As of October 31, 2008 the Fund had $411,651 outstanding under such arrangements.  The total interest paid by the Fund for the year ended October 31, 2008 was $5,875.

      Securities  Lending Fees. The Trust has a security lending  agreement with
      BBH for which BBH receives a fee from the Fund for each  security  loaned.
      For the year ended October 31, 2008, the Fund incurred no security lending fees.

      Board of Trustees'  Fees.  Each Trustee  receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2008, the Fund incurred $43,432 for these fees.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         23

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2008

3.    Investment Transactions.  For the year ended October 31, 2008, the cost of purchases  and the proceeds of sales of investment  securities  other than short-term investments were $125,575,596 and $122,445,484, respectively.

4.    Securities on Loan. As of October 31, 2008,  the Fund had no securities on loan.

5.    Capital  Stock.  Prior to June 12, 2007,  BBH Fund,  Inc. was permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which  277,777,778  shares were  classified as Class N shares of the Fund,
      277,777,778  shares  were  classified  as Class I shares of the Fund.  The
      Trust offers unlimited shares without par value. Transactions in shares of capital stock were as follows:


                                                                    SHARES                                      AMOUNT
                                                        -------------------------------                ------------------------------
                                                For the years ended October 31,   For the years ended October 31,
                                                        -------------------------------                -------------------------------
                                                                 2008               2007                   2008                    2007
                                                          -------------        -------------           -------------          -------------
Class N
Capital stock sold ..........                 6,752,633           7,488,347      $ 105,933,541     $ 124,535,007
Capital stock issued
   in connection with
   reinvestment of dividends               79,385               20,453             1,288,415               325,815
Capital stock redeemed .....           (6,265,420)       (3,073,266)        (85,445,720)        (51,902,267)
                                                             ----------          ----------             -------------           -------------
Net increase ................                         566,598         4,435,534       $  21,776,236      $  72,958,555
                                                            =======       =======        ==========     ==========
                                                                    SHARES                                   AMOUNT
                                                         ------------------------------            -------------------------------
                                                For the years ended October 31,  For the years ended October 31,
                                                        -------------------------------            -------------------------------
                                                             2008              2007                        2008                2007
                                                       -------------     -------------                -------------      -------------
Class I
Capital stock sold ..........                      --              63,172                  $        --        $   1,000,000
Capital stock issued
   in connection with
   reinvestment of dividends              --                    --                              --                   --
Capital stock redeemed .....                --           (171,080)                          --           (3,000,201)
                                                          ----------      ----------                   -------------     -------------
Net decrease ................                        --           (107,908)                $        --         $  (2,000,201)
                                                          ======    =======                  =======     ========


24

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
October 31, 2008 (unaudited)

EXAMPLE

As a shareholder of BBH  International  Equity Fund (the "Fund"),  you may incur two types of costs:  (1) transaction  costs,  including sales charges (loads) on purchase payments,  reinvested  dividends,  or other  distributions;  redemption fees; and exchange fees; and (2) ongoing costs,  including  management fees; and
other Fund  expenses.  This  Example is  intended  to help you  understand  your ongoing  costs (in dollars) of investing in the Fund and to compare  these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008).

ACTUAL EXPENSES

The first line of the table below  provides  information  about  actual  account values and actual expenses.  You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),  then  multiply  the result by the number in the first line under the heading  entitled  "Expenses  Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second  line of the table  below  provides  information  about  hypothetical account  values and  hypothetical  expenses  based on the Fund's actual  expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical  account values and expenses may not be used to estimate  the actual  ending  account  balance or  expenses  you paid during the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so,  compare this 5%  hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         25

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2008 (unaudited)

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs only and do not reflect any  transactional  costs,  such as sales charges (loads),  redemption fees, or exchange fees. Therefore,  the second line of the table is useful in comparing  ongoing  costs only,  and will not help you determine the relative total costs of owning  different  funds. In addition,  if these transactional costs were included, your costs would have been higher.

                                                                                                    Expenses Paid
                                     Beginning              Ending                  During Period
                                  Account Value    Account Value         May 1, 2008 to
Class N                       May 1, 2008     October 31, 2008     October 31, 2008(1)
                                       --------------          ---------------              -------------------
Actual..................             $1,000                $   672.30                        $4.75
Hypothetical(2).........      $1,000                $1,019.46                        $5.74

                                                                                                    Expenses Paid
                                    Beginning               Ending                  During Period
                                Account Value     Account Value          May 1, 2008 to
Class I                       May 1, 2008      October 31, 2008      October 31, 2008(1)
                                      -------------           ---------------              -------------------
Actual..................             $1,000               $  673.10                         $3.70
Hypothetical(2).........       $1,000              $1,020.71                        $4.47

----------
(1)   Expenses  are equal to the Fund's  annualized  expense  ratio of 1.13% and
      0.88% for Class N and I shares,  respectively,  multiplied  by the average account  value over the  period,  multiplied  by 184/366  (to  reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.  For  the  purposes  of  the calculation,  the applicable  annualized  expenses ratio for each class of shares is subtracted from the assumed return before expenses.

26

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
October 31, 2008 (unaudited)

Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on December 11, 2006,  the Board of Trustees  (the "Board") of
the Trust unanimously approved a new Combined Investment Advisory/Administrative
Services Agreement ("Combined  Agreement").  The Board determined that the terms of the  Combined  Agreement  will be  substantially  identical  to  those of the current investment  advisory and administration  agreements of the Funds, noting that the most significant  difference in the Combined  Agreement is a single fee for both investment  advisory and  administrative  services.  The following is a summary  of the  factors  the  Board  took  into  consideration  in  making  its determination to approve the new Combined Agreement.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman
& Co. ("BBH")

The Board noted that, under the Combined Agreement in respect of each Fund, BBH, subject to the  supervision of the Board,  will be  responsible  for providing a continuous  investment  program  and  making  purchases  and sales of  portfolio securities  consistent with the Funds' investment objective and policies.  Under the Combined Agreement, BBH also provides administrative services to each Fund.

The Board  considered  the scope and  quality of  services to be provided by BBH under the Combined  Agreement and noted that the scope of services  provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example,  BBH is responsible  for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs  have  recently  been refined and  enhanced in light of new  regulatory requirements.  The Board  considered the quality of the investment  research and administrative  capabilities  of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall,  they were satisfied  with the  nature,  extent and  quality  of  services  expected  to be provided to each of the Funds under the Combined Agreement.

Subject to the  supervision  of the Board,  BBH  oversees the  sub-advisers  and evaluates their results.  BBH reviews  portfolio  performance,  characteristics, departures of key personnel of the  sub-advisers  and any other relevant topics.
BBH also analyzes and monitors economic trends and monetary policy on continuous basis. The holdings of the BBH  International  Equity Fund and the allocation of assets  to the  sub-advisers  are  regularly  reviewed  with  the  objective  of enhancing the total rate of return over a full market cycle and dampening return volatility.

Costs of Services Provided and Profitability to BBH

At  the  request  of  the  Board,  BBH  provided   information   concerning  the
profitability of BBH's current  investment  company advisory and other fees. The
Board also reviewed BBH's  profitability data for each Fund, which also included the effect of revenue  generated by the shareholder  servicing,  administration, custody and other fees paid by the Fund.  The Board  discussed the difficulty of making  comparisons  of  profitability  because  comparative  information is not generally publicly available and is affected by numerous factors,  including the
structure  of  the  service  provider,   the  types  of  funds  it  manages  and
administers,  its business

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         27

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2008 (unaudited)

mix,  numerous  assumptions  regarding  allocations  and  the  entity's  capital structure and cost of capital.  In considering  profitability  information,  the
Board considered the effect of fall-out  benefits on BBH's expenses,  as well as the "revenue  sharing"  arrangements  BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution  expenses.  The Board concluded  that it was  satisfied  that BBH's  level of  profitability  from its relationship with each Fund was not excessive.

Fall-Out Benefits

The  Board   considered  that  BBH  does  not  allocate  the  Funds'   portfolio
transactions for third party research,  although it did benefit from proprietary research  received  from brokers that execute the Funds'  purchases and sales of securities.  The Board  recognized  that the  aggregate  amount  of  commissions generated by Fund  transactions  was  unlikely to result in the Funds  receiving from full service broker dealers substantial  discounts on commission rates. The
Board received and reviewed  information  concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also  considered  that BBH receives  shareholder  servicing  fees from certain funds, and is the Funds' administrator, custodian and securities lending agent.  The Board  noted that BBH  retained no portion of the 12b-1 fees paid by any Fund that operated with a Rule 12b-1 plan. The Board  recognized  that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial  assets  are  invested  in  the  Funds  as a  result  of an  overall investment  management  program  for the  shareholder.  The Board noted that the
Funds also derive  reputational  and other benefits from their  association with
BBH and their use of the BBH name,  which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues  associated  with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board  noted  that the Funds'  combined  fee  schedules,  other than the fee schedule for BBH Money Market Fund, do not contain breakpoints.  As a result, if assets  increase,  the fee rates  would not be  reduced  for these  Funds on the incremental  assets.  With respect to the BBH Money Market Fund,  the breakpoint will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into  account  the  effects of  inflation  or such other basis as may be appropriate,  subject to the approval of  shareholders to the extent required by the 1940 Act.

There may be other  economies of scale  because many  expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its  services in  recognition  of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these  services and total  expenses for each Fund were fair and reasonable.  In addition,  the Board noted that over the years BBH had supported certain  Funds  through  fee  waivers  and

28

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2008 (unaudited)

expense  reimbursements.  Based on information  they had been provided over many years,  the Board observed that in the mutual fund industry as a whole,  as well as among  funds  similar to the Funds,  there  appeared to be no  uniformity  or pattern in the fees and asset  levels at which  breakpoints  (if any) apply.  In light of the Funds' current size and expense structure, the Board concluded that it was  unnecessary  at this time to consider  breakpoints  with  respect to the
Funds, other than for the BBH Money Market Fund.

Investment Results

The Board considered the investment  results of each of the Funds as compared to investment  companies  with its peers and with one or more  selected  securities indices.  In addition to the  information  received by the Board for the meeting held on October 2, 2006, the Board received detailed performance information for each Fund at each regular Board meeting  during the year. At the meeting held on
October 2, 2006, the Board reviewed information showing performance of each Fund compared to its peers over the prior 1-, 3-, and 5- year  periods  and  compared the performance  information to one or more  securities  indices over comparable periods.

Combined Fee Rate

The  Board  considered  the fee rate to be paid by each  Fund to BBH.  The Board recognized that it is difficult to make  comparisons of these fee rates, and the
combined  investment  advisory  and  administration   fees,  because  there  are
variations in the services that are included in the fees paid by other funds.

The Board considered the depth and range of services provided under the Combined
Agreement.  For example,  in addition to a continuous  investment  program,  BBH provides,  among other things,  officers  (including the Funds' Chief Compliance
Officer and  officers to provide  required  certifications)  and  administrative services,  such as  shareholder  communications,  and tax  compliance,  with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following  factors specific to the BBH  International  Equity Fund also were noted and considered by the Board in deciding to approve the Combined Agreement:

The Board reviewed the performance of the BBH International  Equity Fund's Class
N shares and Class I shares  versus the MSCI  Europe,  Australasia  and Far East
Index  (the  "Index")  The  Board   considered   the   performance  of  the  BBH
International  Equity Fund and each  sub-advisor  since adopting a multi-manager approach and employing two  sub-advisors  in January 2004. The Board  recognized that  divergence  from the Index,  particularly  during  periods of  significant market  movements,  was to be expected  because each of the  sub-advisers  has a clearly  defined  fundamental  investment  style with only  modest  concern  for tracking error to the Index.  The Board reviewed the overall  investments of the
Fund and  concluded  that the  portfolio  was  broadly  diversified  in terms of country  exposure,  sector  exposure and specific  company risk. The Board noted
that the  performance  of both share classes before all expenses was better than the Index since January 31, 2004,  but observed  that on an after-fee  basis the
Fund had  trailed  the Index.  The

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         29

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2008 (unaudited)

Board also noted the expense ratio for both share classes were in line with many funds  of  similar  size and  investment  mandate.  Taking  into  account  these comparisons and the other factors  considered,  the Board concluded that the BBH
International  Equity  Fund's  recent  investment  results and its total expense ratio had been satisfactory.

Conflicts of Interest

As a general matter,  certain conflicts of interest may arise in connection with a portfolio manager's  management of a Fund's investments,  on the one hand, and
the   investments  of  other  accounts  for  which  the  portfolio   manager  is
responsible, on the other. For example, it is possible that the various accounts managed  could  have  different  investment  strategies  that,  at times,  might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account,  possible conflicts could arise in determining how to allocate them.  Other  potential  conflicts might include  conflicts  created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio  trades and/or  specific uses of commissions  from  Fund  portfolio  trades  (for  example,  research,  or  "soft dollars").

BBH  has  adopted  and  implemented  policies,  including  brokerage  and  trade allocation  policies and  procedures,  which it believes  address the  conflicts associated with managing multiple accounts for multiple  clients.  Finally,  BBH has structured the portfolio  managers'  compensation in a manner, and the Funds have  adopted  policies,  reasonably  designed  to  safeguard  a Fund from being negatively affected as a result of any such potential conflicts.

30

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION
October 31, 2008

The Fund hereby designates  $27,621,616 as an approximate amount of capital gain dividend for the purpose of the dividends paid deduction.

Under  Section  854(b)(2) of the Internal  Revenue Code (the  "Code"),  the Fund
designates up to a maximum of $22,538,308 as qualified dividends for purposes of the maximum  rate under  Section  1(h)(11) of the Code for the fiscal year ended
October 31, 2008. In January 2009, shareholders will receive Form 1099-DIV which will include their share of qualified dividends  distributed during the calendar year  2008.  Shareholders  are  advised to check  with  their tax  advisors  for information  on the  treatment of these amounts on their  individual  income tax returns.

The amounts which represent  income derived from sources within,  and taxes paid to foreign countries or possessions of the United States are as follows:

                                Foreign                          Foreign Tax
                           Source Income                  Credit Total
                              ------------                            ------------
                             $22,538,308                        $2,144,280

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         31

TRUSTEES AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
(unaudited)

Information  pertaining  to the  Trustees  of the BBH Trust  (the  "Trust")  and
executive  officers of the Trust is set forth below.  Part B to the Registration
Statement of the BBH International  Equity Fund includes additional  information about the Fund's  Trustees  and is  available  upon  request  without  charge by contacting the Fund at 1-800-625-5759


                                                                         Term of                                                                            Number of
                                                                         Office                                                                               Funds in
                                                                         and                                                                                   Fund                  Other
                                             Position(s)         Length                                                                            Complex             Directorships
Name, Birth Date               Held with           of Time                  Principal Occupation(s)                Overseen by     Held by
and Address                          Trust               Served#                During Past 5 Years                       Trustee^           Trustee
---------------------------------------------------------------------------------------------------------------------------------------------------------
Joseph V. Shields Jr.          Chairman of      Since         Managing Director, Chairman and                7                   None
Birth Date:                           the Board          2007           Chief Executive Officer of Shields &
March 17, 1938                   and Trustee                         Company (member of New York Stock
Shields & Company                                                         Exchange); Chairman of Capital
140 Broadway                                                                   Management Associates, Inc.
New York, NY 10005                                                        (registered investment adviser);
                                                                                            Director of Flower Foods, Inc. (New
                                                                                            York Stock Exchange listed company).

David P. Feldman               Trustee             Since            Director of Jeffrey Co. (1992 to                      7                 Director of
Birth Date:                                                      2007             present); Director of QMED (1999                                    Dreyfus
November 16, 1939                                                            to May 2007).                                                                       Mutual Funds
C/O BBH & Co.                                                                                                                                                                 (59 Funds)
140 Broadway
New York, NY 10005

Alan G. Lowy                      Trustee             Since           Private Investor.                                               7                 None
Birth Date:                                                      2007
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436

Arthur D.                             Trustee             Since          Retired; Trustee, R.K. Mellon Family             7                 None
Miltenberger                                                  2007           Trust (1981 to June 2003); Director
Birth Date:                                                                        of Aerostructures Corporation
November 8, 1938                                                            (aircraft manufacturer) (1996 to
503 Darlington Road                                                       July 2003).
Ligonier, PA 15658

Samuel F. Pryor, IV             Trustee             Since         Private Investor.                                                 7                 None
Birth Date:                                                      2007
June 12, 1955
130 East 67th Street
New York, NY 10021


32

TRUSTEES AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
(unaudited)


                                                                         Term of                                                                            Number of
                                                                         Office                                                                               Funds in
                                                                         and                                                                                   Fund                  Other
                                            Position(s)          Length                                                                             Complex            Directorships
Name, Birth Date              Held with            of Time                   Principal Occupation(s)                Overseen by    Held by
and Address                     Trust                    Served#                 During Past 5 Years                      Trustee^           Trustee
-----------------------------------------------------------------------------------------------------------------------------------------------------------------
H. Whitney Wagner        Trustee                Since         President, Clear Brook Advisors, a                7                   None
Birth Date:                                                       2007           registered investment advisor.
March 3, 1956
Clear Brook Advisors
75 Rockefeller Plaza,
14th Floor
New York, NY 10019

Officers

John A. Gehret                 President and      Since         President and Principal Executive               N/A                   N/A
Birth Date:                         Principal               2008          Officer of the Trust; Joined Brown
April 11, 1959                    Executive                                Brothers Harriman & Co. ("BBH &
140 Broadway                   Officer                                     Co.") in 1981 and has been a Partner
New York, NY 10005                                                        of the firm since 1998.

Charles H. Schreiber      Treasurer and       Since         Treasurer and Principal Financial                N/A                   N/A
Birth Date:                       Principal                 2007          Officer of the Trust; Senior Vice
December 10, 1957          Financial                                  President of BBH & Co. since
140 Broadway                  Officer                                      September 2001; Joined BBH & Co.
New York, NY 10005                                                         in 1999.

Mark B. Nixon                  Assistant             Since         Assistant Secretary and Assistant             N/A                   N/A
Birth Date:                         Secretary,            2007           Treasurer of the Trust; Vice
January 14, 1963              Assistant                                 President of BBH & Co. (since
140 Broadway                  Treasurer                                 October 2006); Accounting Manager,
New York, NY 10005                                                         Reserve Funds (August 2005 -
                                                                                             September 2006); Assistant
                                                                                             Controller, Reserve Funds
                                                                                             (February 2005 - August 2005);
                                                                                             Private Consultant (December 2001 -
                                                                                             February 2005).

Beth Haddock                  Chief                     Since          Chief Compliance Officer of the                 N/A                    N/A
Birth Date:                        Compliance          2007            Trust (September 2007 - present);
December 10, 1965          Officer                                       Chief Compliance Officer for the
140 Broadway                                                                     FINRA/NYSE and SEC compliance
New York, NY 10005                                                          programs and Associate Compliance
                                                                                              Director for the global compliance
                                                                                              program (April 2005-present);
                                                                                              Deputy General Counsel of AXA
                                                                                              Advisors/ AXA Financial
                                                                                              (November 1997 - April 2005).


FINANCIAL STATEMENT  OCTOBER 31, 2008                                         33

TRUSTEES AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
(unaudited)



                                                                         Term of                                                                            Number of
                                                                         Office                                                                               Funds in
                                                                         and                                                                                   Fund                  Other
                                            Position(s)          Length                                                                             Complex            Directorships
Name, Birth Date              Held with            of Time                   Principal Occupation(s)                Overseen by    Held by
and Address                     Trust                    Served#                 During Past 5 Years                      Trustee^           Trustee
-----------------------------------------------------------------------------------------------------------------------------------------------------------------
Sue M. Rim-An                 Anti-Money       Since          Anti-Money Laundering Officer, Vice      N/A                   N/A
Birth Date:                          Laundering        2008            President of BBH & Co. (September
September 10, 1970           Officer                                     2007 - present); AML Officer at
140 Broadway                                                                    UBS Investment Bank (April 2006 -
New York, NY 10005                                                         August 2007); AML Officer & Vice
                                                                                             President in Private Client Services
                                                                                             at Bear Stearns & Co (June 1992 -
                                                                                             April 2006).

Gail C. Jones                        Secretary          Since         Secretary of the Trust; Counsel,                  N/A                  N/A
Birth Date:                                                       2007          ReedSmith, LLP (since October 2002);
October 26, 1953                                                               Corporate Counsel (January 1997 to
1001 Liberty Avenue                                                       September 2002) and Vice President
Pittsburgh, PA                                                                  (January 1999 to September 2002) of
15222-3779                                                                         Federated Services Company.

George M. Polatas        Vice President      Since          Vice President of the Trust (since                N/A                 N/A
Birth Date:                                                     2008            June 2008); Assistant Vice President
March 3, 1962                                                                  of Federated Services Company; Vice
1001 Liberty Avenue,                                                      President of various funds
Pittsburgh, PA                                                                 distributed by Edgewood Services,
15222-3779                                                                        Inc (January 1997 to present).

Theodore J. Boudria      Assistant            Since          Assistant Treasurer of the Trust;                 N/A                 N/A
Birth Date:                         Treasurer           2008           Vice President (since 2003);
June 26, 1968                                                                    Assistant Vice President (since
70 Franklin Street                                                             September 2000); Joined BBH & Co.
Boston, MA 02110                                                          in 1995.


----------
#     Each  Trustee of the Trust holds office until he or she attains the age of
      70 (72, in the case of Trustees who were elected as such before January 1,
      2000),  or until he or she sooner dies,  resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All officers of the Trust hold office for one year and until their  respective successors  are  chosen  and  qualified  (subject  to the  ability  of the
      Trustees to remove any officer in accordance with the Trust's By-laws).

^     The Fund Complex consists of the Trust, which has seven series and each is counted as one "Fund" for purposes of this table.

34

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                                    Call 1-800-575-1265

By E-mail send your request to:     bbhfunds@bbh.com

On the internet:                                 www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings
Information."

A copy of the Fund's Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a record of how the Fund voted any such proxies during the most recent
12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

                                   BROWN [LOGO]
                                   BROTHERS
                                   HARRIMAN

                                   BROWN [LOGO]
                                   BROTHERS
                                   HARRIMAN

                                  Annual Report
                                OCTOBER 31, 2008

                                   ----------

                              BBH REAL RETURN FUND


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

For the 12-month period ended October 31, 2008, the BBH Real Return Fund Class I
Shares returned  -5.79%(1),  while the N Shares returned  -6.35%(1).  The Fund's benchmark, the Citigroup Inflation-Linked Securities Index(2) ("CILS"), returned
-3.98% over the same period.  The largest  detractors from  performance were the
Fund's  bulleted yield curve posture  throughout the period as well as positions in nominal bonds during the spring.

BBH Real Return Fund's  securities  underperformed  for the past 12-month period ending October 31, 2008. The weakening  economy,  credit crunch,  falling equity markets,  and especially the fall in commodity  prices led to falling  inflation expectations.  Yields  on TIPS  increased  100 to 500 basis  points.  Break-even inflation rates fell to historically  low levels and were actually  negative out to seven years.  Negative  break-evens  mean investors expect deflation over the period to maturity of TIPS. To combat the economic weakness, the Federal Reserve lowered  the  Federal  Funds  rate to 1.00%  and  along  with the U.S.  Treasury instituted several programs to ease the strain in the financial markets.

----------

(1)   Performance data quoted represents no guarantee of future results.
      Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

(2)   The CILS measures the return of debentures with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index. The index employs a minimum maturity of one year and a minimum amount outstanding of USD 1 billion for both entry and exit. The index is unmanaged, and investments cannot be made in an index.

2


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (continued)

               Growth of $10,000 Invested in BBH Real Return Fund

The graph below  illustrates  the  hypothetical  investment of $10,000(1) in the
Class N shares of the Fund over the ten years ended October 31, 2008 as compared to the CILS and the 3-year Treasury.

                          -------------------------------------------------
                                     Total Return for the Period
                                      Ended October 31, 2008
                          -------------------------------------------------
                                                    Five Years        Ten Years
                           One Year       (Annualized)   (Annualized)
                          -------------------------------------------------
          Class N      (6.35)%              1.40%               5.04%
          Class I        (5.79)%              1.72%               5.35%
                          -------------------------------------------------

[The following information was depicted as a line chart in the printed material]

        Date          Real Return Fund*          CILS           3yr Treas
         ----               -----------------                   ----               ---------
     10/31/98             10,000.00                10,000.00         10,000.00
     11/30/98               9,970.62                  9,993.45           9,966.00
     12/31/98               9,921.04                  9,927.42           9,976.96
     01/31/99             10,054.45                10,046.72         10,033.43
     02/28/99               9,966.38                  9,976.66           9,901.29
     03/31/99               9,991.91                  9,980.92           9,976.64
     04/30/99             10,060.27                10,036.94         10,006.87
     05/31/99             10,124.56                10,114.38           9,953.53
     06/30/99             10,146.13                10,113.26           9,988.07
     07/30/99             10,157.05                10,112.42         10,005.95
     08/31/99             10,165.76                10,131.87         10,028.46
     09/30/99             10,209.53                10,167.54         10,098.16
     10/31/99             10,242.60                10,188.28         10,110.58
     11/30/99             10,320.03                10,252.06         10,129.89
     12/31/99             10,264.41                10,164.61         10,119.26
     01/31/00             10,309.46                10,223.36         10,086.77
     02/29/00             10,388.33                10,321.61         10,165.35
     03/31/00             10,738.06                10,618.46         10,258.26
     04/30/00             10,885.22                10,751.29         10,264.31
     05/31/00             10,851.31                10,722.26         10,301.16
     06/30/00             10,989.60                10,858.01         10,438.79
     07/31/00             11,059.04                10,947.26         10,510.81
     08/31/00             11,140.53                11,028.27         10,609.62
     09/30/00             11,210.72                11,093.34         10,701.71
     10/31/00             11,351.53                11,225.35         10,772.66
     11/30/00             11,516.86                11,384.75         10,919.06
     12/31/00             11,633.38                11,495.18         11,097.91
     01/31/01             11,860.26                11,748.99         11,241.41
     02/28/01             12,075.73                11,944.03         11,343.15
     03/31/01             12,160.01                12,055.35         11,461.57
     04/30/01             12,256.54                12,125.27         11,431.65
     05/31/01             12,402.40                12,268.34         11,489.95
     06/30/01             12,402.19                12,254.85         11,534.65
     07/31/01             12,586.63                12,448.48         11,737.31
     08/31/01             12,623.70                12,475.86         11,840.84
     09/30/01             12,710.42                12,559.45         12,103.70
     10/31/01             13,035.66                12,867.16         12,289.98
     11/30/01             12,736.73                12,527.46         12,178.51
     12/31/01             12,612.61                12,405.95         12,120.30
     01/31/02             12,648.88                12,453.09         12,179.20
     02/28/02             12,838.62                12,658.57         12,277.73
     03/31/02             12,752.35                12,581.35         12,091.23
     04/30/02             13,055.24                12,923.56         12,297.99
     05/31/02             13,253.36                13,129.05         12,396.25
     06/30/02             13,431.82                13,319.42         12,534.60
     07/31/02             13,664.63                13,549.84         12,788.55
     08/31/02             14,194.62                14,043.06         12,948.79
     09/30/02             14,586.87                14,401.16         13,171.38
     10/31/02             14,179.35                14,019.53         13,170.98
     11/30/02             14,163.63                14,015.32         13,053.50
     12/31/02             14,662.31                14,496.05         13,283.50
     01/31/03             14,783.27                14,585.20         13,257.73
     02/28/03             15,322.31                15,094.80         13,408.07
     03/31/03             15,079.85                14,888.16         13,420.67
     04/30/03             15,008.55                14,861.51         13,461.34
     05/31/03             15,716.13                15,567.87         13,642.80
     06/30/03             15,574.67                15,405.50         13,639.39
     07/31/03             14,834.97                14,704.09         13,434.93
     08/31/03             15,072.24                14,974.64         13,424.86
     09/30/03             15,581.41                15,483.78         13,678.32
     10/31/03             15,604.95                15,541.07         13,560.82
     11/30/03             15,563.41                15,548.84         13,529.63
     12/31/03             15,724.70                15,710.55         13,644.63
     01/31/04             15,897.34                15,897.50         13,692.39
     02/29/04             16,257.01                16,255.20         13,803.30
     03/31/04             16,514.46                16,520.16         13,894.40
     04/30/04             15,751.99                15,720.58         13,616.51
     05/31/04             15,996.48                16,000.41         13,582.47
     06/30/04             16,010.13                16,008.41         13,600.13
     07/31/04             16,203.26                16,157.29         13,677.65
     08/31/04             16,614.71                16,574.15         13,834.94
     09/30/04             16,635.63                16,603.98         13,822.49
     10/31/04             16,803.24                16,633.87         13,884.69
     11/30/04             16,744.35                16,587.29         13,759.73
     12/31/04             17,033.37                16,887.52         13,815.87
     01/31/05             17,058.03                16,889.21         13,788.65
     02/28/05             16,966.57                16,818.28         13,716.40
     03/31/05             16,981.75                16,836.78         13,692.67
     04/30/05             17,306.83                17,153.31         13,816.86
     05/31/05             17,430.20                17,276.81         13,884.43
     06/30/05             17,500.93                17,349.37         13,918.03
     07/31/05             17,173.66                16,995.45         13,819.21
     08/31/05             17,552.22                17,374.44         13,932.53
     09/30/05             17,541.62                17,343.17         13,847.54
     10/31/05             17,306.84                17,131.58         13,813.47
     11/30/05             17,335.63                17,157.28         13,870.11
     12/31/05             17,538.93                17,370.03         13,936.68
     01/31/06             17,555.35                17,370.03         13,945.05
     02/28/06             17,522.51                17,376.98         13,930.68
     03/31/06             17,128.38                16,973.83         13,925.11
     04/30/06             17,084.39                16,973.83         13,961.32
     05/31/06             17,072.89                17,016.27         13,959.92
     06/30/06             17,146.21                17,060.51         13,979.46
     07/31/06             17,405.97                17,333.48         14,115.07
     08/31/06             17,693.53                17,645.48         14,243.51
     09/30/06             17,693.10                17,675.48         14,328.97
     10/30/06             17,553.05                17,650.73         14,383.42
     11/30/06             17,807.68                17,866.07         14,471.16
     12/31/06             17,400.26                17,444.43         14,436.43
     01/31/07             17,434.21                17,465.37         14,449.42
     02/28/07             17,790.71                17,840.87         14,608.37
     03/31/07             17,819.04                17,872.98         14,671.18
     04/30/07             17,860.33                18,005.24         14,725.47
     05/31/07             17,620.81                17,765.77         14,653.31
     06/30/07             17,480.25                17,733.80         14,703.13
     07/31/07             17,596.45                18,145.22         14,895.74
     08/31/07             17,568.89                18,299.45         15,096.84
     09/30/07             17,779.93                18,544.67         15,210.06
     10/31/07             17,867.86                18,763.49         15,289.16
     11/30/07             18,383.66                19,504.65         15,649.98
     12/31/07             18,324.95                19,471.49         15,687.54
     01/31/08             19,027.15                20,244.51         16,056.20
     02/29/08             19,178.61                20,438.86         16,263.32
     03/31/08             19,140.35                20,426.60         16,338.13
     04/30/08             18,671.71                19,987.43         16,075.09
     05/31/08             18,730.00                20,023.40         15,932.02
     06/30/08             19,019.14                20,351.79         15,971.85
     07/31/08             18,892.22                20,231.71         16,043.72
     08/31/08             19,068.79                20,417.84         16,196.14
     09/30/08             18,380.31                19,635.84         16,393.73
     10/31/08             18,758.47                17,958.94         16,644.56

                            *net of fees and expenses

Performance  data quoted  represents past  performance  which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed,  may be worth more or less than their original cost. Mutual Fund performance  changes over time and current  performance may be lower or higher than what is stated.  Returns do not reflect  the  deduction  of taxes that a shareholder  would pay on Fund  distributions  or the redemption of
Fund shares.  For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

----------
(1)   The Fund's performance assumes the reinvestment of all dividends and distributions. The CILS has been adjusted to reflect reinvestment of dividends on securities in the index. The CILS is not adjusted to reflect sales, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                          3


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of
BBH Real Return Fund:

We have audited the accompanying statement of assets and liabilities,  including the  portfolio of  investments,  of BBH Real Return Fund (a series of BBH Trust)
(the "Fund") as of October 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended,  and the  financial  highlights  for each of the five years in the period then ended.  These  financial  statements and financial highlights are the responsibility of the Fund's  management.  Our responsibility is to express an opinion on these financial  statements and financial highlights based on our audits.

We conducted our audits in accordance  with the standards of the Public  Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not  required  to  have,  nor were we  engaged  to  perform,  an audit of its internal control over financial reporting.  Our audit included  consideration of internal  control  over  financial  reporting  as a basis  for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Fund's internal control over financial  reporting.  Accordingly,  we express no such  opinion.  An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement  presentation.  Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers;  where replies were not received from brokers,  we performed  other auditing  procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of BBH
Real Return Fund as of October 31, 2008,  the results of its  operations for the year then ended,  the changes in its net assets for each of the two years in the period then ended,  and the financial  highlights  for each of the five years in the period  then ended,  in  conformity  with  accounting  principles  generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 22, 2008

4


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
October 31, 2008 (unaudited)

BREAKDOWN BY SECURITY TYPE

                                                                                                                    Percent of
                                                                                          U.S. $ Value    Net Assets
                                                                                              ------------        ----------
U.S. Treasury Notes and Bonds ........................           $94,416,752         99.1%
Cash and Other Assets in Excess
  of Liabilities .....................................                                     858,067           0.9
                                                                                               -----------          ------
NET ASSETS ...........................................                       $95,274,819       100.0%
                                                                                        ==========       ====

All data as of October 31, 2008.  The Fund's  breakdown  is by security  type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                          5


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
October 31, 2008

 Principal
  Amount                                                                                                                                      Value
   ---------                                                                                                                                     -----------
              U.S. TREASURY NOTES AND BONDS (99.1%)

$11,329,110   3.500%, 01/15/11(1)..................................                                                  $ 11,065,357
  11,783,172   3.375%, 01/15/12(1)..................................                                                     11,552,116
  13,516,980   2.000%, 01/15/14(1)..................................                                                     12,381,770
  16,229,690   1.625%, 01/15/15(1)..................................                                                     14,206,042
    6,572,252   1.875%, 07/15/15(1)..................................                                                       5,804,120
    1,048,639   2.000%, 01/15/16(1)..................................                                                          925,342
    5,125,869   2.500%, 07/15/16(1)..................................                                                       4,719,403
    2,642,700   2.625%, 07/15/17(1)..................................                                                       2,476,498
    4,444,523   1.625%, 01/15/18(1)..................................                                                       3,853,885
  13,581,242   2.375%, 01/15/25(1)..................................                                                     11,762,632
    5,370,133   2.000%, 01/15/26(1)..................................                                                      4,408,122
    7,599,298   2.375%, 01/15/27(1)..................................                                                      6,575,764
    2,091,540   1.750%, 01/15/28(1)..................................                                                      1,634,997
    2,851,957   3.875%, 04/15/29(1)..................................                                                      3,050,704
                                                                                                                                                   -----------
                      Total U.S. Treasury Notes and Bonds
                      (Identified cost $104,368,049).......................                                              94,416,752
                                                                                                                                                  -----------
TOTAL INVESTMENTS (Identified cost $104,368,049(2))........               99.1%      $94,416,752
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.............        0.9                 858,067
                                                                                                                          ------                -----------
NET ASSETS.................................................                                               100.0%       $95,274,819
                                                                                                                      ======        =========

----------
(1)   Inflation Protected Security.

(2)   The aggregate cost for federal income tax purposes is $105,041,190. The aggregate gross unrealized appreciation is $0 and the aggregate gross unrealized depreciation is $10,624,438, resulting in net unrealized depreciation of $10,624,438.

   The accompanying notes are an integral part of these financial statements.

6

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2008


ASSETS:
   Investments in securities, at value (identified cost $104,368,049)...          $  94,416,752
   Cash .................................................................                                                             398,583
   Receivables for:
     Interest and other receivables .....................................                                           710,951
     Capital stock sold .................................................                                                      22,885
                                                                                                                                       ------------
       Total Assets .....................................................                                                  95,549,171
                                                                                                                                      ------------
LIABILITIES:
   Payables for:
     Capital stock redeemed .............................................                                              108,441
     Investment advisory and administrative fees ........................                               32,073
     Professional fees ..................................................                                                      31,856
     Custody and accounting fees ........................................                                          23,332
     Shareholder servicing fees .........................................                                              21,205
     Board of Trustees' fees ............................................                                                   7,950
     Accrued expenses and other liabilities .............................                                      49,495
                                                                                                                                      ------------
       Total Liabilities ................................................                                                       274,352
                                                                                                                                      ------------
NET ASSETS ..............................................................                                           $ 95,274,819
                                                                                                                               ==========
Net Assets Consist of:
   Par value ............................................................                                               $          10,651
   Paid-in capital ......................................................                                               136,193,559
   Undistributed net investment income ..................................                                 367,212
   Accumulated net realized loss on investments and
     foreign exchange transactions ......................................                                 (31,345,245)
   Net unrealized depreciation on investments and foreign
     currency translations ..............................................                                          (9,951,358)
                                                                                                                                    ------------
Net Assets ..............................................................                                            $  95,274,819
                                                                                                                                =========
CLASS N SHARES NET ASSET VALUE
   ($87,747,968 / 9,815,819 shares outstanding) .........................                            $8.94
                                                                                                                                    =====
CLASS I SHARES NET ASSET VALUE
   ($7,526,851 / 835,423 shares outstanding) ............................                              $9.01
                                                                                                                                    =====


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                          7


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended October 31, 2008


NET INVESTMENT INCOME:
   Income:
     Interest and other income (net of withholding taxes of $5,417)..            $ 11,119,604
                                                                                                                                    ------------
       Total Income ..................................................                                                  11,119,604
                                                                                                                                    ------------
   Expenses:
     Investment advisory and administrative fees .....................                              583,669
     Shareholder servicing fees ......................................                                             351,059
     Custody and accounting fees .....................................                                           78,512
     Professional fees ...............................................                                                       26,969
     Board of Trustees' fees .........................................                                                  20,782
     Miscellaneous expenses ..........................................                                             153,290
                                                                                                                                    ------------
       Total Expenses ................................................                                                  1,214,281
       Expense offset arrangement ....................................                                              (6,626)
                                                                                                                                    ------------
       Net Expenses ..................................................                                                   1,207,655
                                                                                                                                    ------------
   Net Investment Income .............................................                                           9,911,949
                                                                                                                                    ------------
NET REALIZED AND UNREALIZED LOSS:
   Net realized gain on investments ..................................                                     6,101,910
   Net realized loss on foreign exchange transactions ................                          (398,550)
                                                                                                                                    ------------
     Net realized gain ...............................................                                                   5,703,360
                                                                                                                                    ------------
   Net change in unrealized depreciation on investments ..............                 (14,688,299)
   Net change in unrealized depreciation on foreign currency
     translations ....................................................                                                          (51,751)
                                                                                                                                     ------------
     Net change in unrealized depreciation ...........................                              (14,740,050)
                                                                                                                                     ------------
       Net Realized and Unrealized Loss ..............................                                   (9,036,690)
                                                                                                                                     ------------
   Net Increase in Net Assets Resulting from Operations ..............               $      875,259
                                                                                                                                =========


   The accompanying notes are an integral part of these financial statements.

8

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                               For the years ended October 31,
                                                                                                                      -------------------------------
                                                                                                                      2008                         2007
                                                                                                                 -------------                -------------
DECREASE IN NET ASSETS:
   Operations:
     Net investment income .................................                            $     9,911,949            $   12,182,394
     Net realized gain (loss) on investments, foreign
       exchange transactions, futures contracts and
       swap agreements .....................................                                       5,703,360                (10,856,433)
     Net change in unrealized appreciation (depreciation)
       on investments, foreign currency translations and
       futures contracts ...................................                                      (14,740,050)                  2,811,829
                                                                                                                  -------------                 -------------
     Net increase in net assets resulting from operations..                   875,259                   4,137,790
                                                                                                                  -------------                 -------------
   Dividends and distributions declared:
     From net investment income:
       Class N .............................................                                               (8,064,671)                 (8,170,933)
       Class I .............................................                                                 (1,136,087)                (3,702,005)
       Class A .............................................                                                      --                                (2,183)
                                                                                                                 -------------                  -------------
         Total dividends and distributions declared ........                    (9,200,758)               (11,875,121)
                                                                                                                -------------                  -------------
   Capital stock transactions:
     Net proceeds from sales of capital stock ..............                      15,712,765                  37,895,788
     Net asset value of capital stock issued to
       shareholders for reinvestment of dividends
       and distributions ...................................                                          8,357,191                   9,269,309
     Net cost of capital stock redeemed ....................                      (198,254,483)             (245,269,850)
                                                                                                                -------------                  -------------
       Net decrease in net assets resulting from
         capital stock transactions ........................                             (174,184,527)             (198,104,753)
                                                                                                                -------------                  -------------
       Total decrease in net assets ........................                           (182,510,026)             (205,842,084)
NET ASSETS:
   Beginning of year .......................................                                   277,784,845                483,626,929
                                                                                                                -------------                  -------------
   End of period (including undis tributed net investment
     income of $367,212 and $548,620, respectively) ........           $  95,274,819             $ 277,784,845
                                                                                                          ==========            ==========


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                          9


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each year



                                                                                                  For the years ended October 31,
                                                                                        ---------------------------------------------------------
                                                                                  2008           2007           2006          2005               2004
                                                                                  ------           ------           ------          ------               ------
Net asset value, beginning of year .........        $10.16         $10.39         $11.00        $11.32           $11.32
                                                                                  ------           ------            ------           ------             ------
Income from investment operations:
   Net investment income(1) .................                 0.62             0.32            0.52            0.46                0.38
   Net realized and unrealized gain (loss)..         (1.19)          (0.19)          (0.31)         (0.14)               0.45
                                                                                 ------            ------           ------            ------               ------
     Total income (loss) from
       investment operations ................                  (0.57)            0.13            0.21            0.32                0.83
                                                                                  ------           ------           ------            ------               ------
Less dividends and distributions:
   From net investment income ...............            (0.65)           (0.36)         (0.52)           (0.45)             (0.40)
   From net realized gains ..................                       --                 --            (0.30)            (0.19)            (0.43)
                                                                                  ------           ------           ------            ------               ------
     Total dividends and distributions .....          (0.65)           (0.36)         (0.82)           (0.64)            (0.83)
                                                                                 ------            ------           ------            ------              ------
Net asset value, end of year ................             $ 8.94          $10.16        $10.39          $11.00          $11.32
                                                                              ======      ======     ======       =====         =====
Total return ................................                           (6.35)%        1.30%        1.91%           2.91%          7.77%
Ratios/Supplemental data:
   Net assets, end of year (in millions) ....           $   88         $  200         $  357           $  489           $  373
   Expenses as a percentage of average
     net assets .............................                              0.76%(2)    0.83%(2)    0.71%(2)     0.71%(2)     0.72%(2)
   Ratio of net investment income to
     average net assets .....................                       6.02%        3.16%         4.97%          4.10%          3.43%
   Portfolio turnover rate ..................                        80%         268%          496%(3)       572%           553%


----------
(1)   Calculated using average shares outstanding for the year.

(2)   The ratio of expenses to average net assets for the years ended October
      31, 2008, 2007, 2006, 2005 and 2004 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.77%, 0.84%, 0.71%, 0.71%
      and 0.72% respectively.

(3)   2006 year amount has been restated to align disclosure with current period presentation.

   The accompanying notes are an integral part of these financial statements.

10


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each year



                                                                                                       For the years ended October 31,
                                                                                             ---------------------------------------------------------
                                                                                    2008             2007            2006               2005           2004
                                                                                    ------             ------            ------               ------           ------
Net asset value, beginning of year ..........           $10.20           $10.42         $11.03            $11.33        $11.34
                                                                                    ------             ------            ------               ------             ------
Income from investment operations:
   Net investment income(1) .................                   0.56               0.39             0.56                0.49             0.43
   Net realized and unrealized gain (loss)             (1.08)            (0.24)          (0.34)              (0.12)            0.41
                                                                                   ------              ------            ------               ------              ------
     Total income (loss) from
       investment operations ................                    (0.52)              0.15             0.22               0.37              0.84
                                                                                   ------              ------            ------               ------              ------
Less dividends and distributions:
   From net investment income ...............               (0.67)            (0.37)           (0.53)            (0.48)           (0.42)
   From net realized gains ..................                        --                   --               (0.30)            (0.19)           (0.43)
                                                                                   ------             ------             ------               ------             ------
     Total dividends and distributions ......            (0.67)             (0.37)          (0.83)            (0.67)           (0.85)
                                                                                   ------             ------             ------               ------            ------
Net asset value, end of year ................               $  9.01           $10.20         $10.42           $11.03         $11.33
                                                                                =====          =====         =====          =====         =====
Total return ................................                             (5.79)%          1.53%          2.11%          3.30%          7.99%
Ratios/Supplemental data:
   Net assets, end of year (in millions) ....           $     7             $    78           $  120            $    96         $    83
   Expenses as a percentage of average
     net assets .............................                              0.52%(2)        0.58%(2)     0.46%(2)      0.46%(2)     0.47%(2)
   Ratio of net investment income to
     average net assets .....................                       5.54%            3.76%          5.36%           4.33%          3.78%
   Portfolio turnover rate ..................                         80%             268%           496%(3)       572%           553%


----------
(1)   Calculated using average shares outstanding for the year.

(2)   The ratio of expenses to average net assets for the years ended October
      31, 2008, 2007, 2006, 2005 and 2004 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.52%, 0.59%, 0.45%, 0.46%
      and 0.46%, respectively.

(3)   2006 year amount has been restated to align disclosure with current period presentation.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         11


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
October 31, 2008

1.    Organization  and Significant  Accounting  Policies.  BBH Real Return Fund
      (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment  Company Act of 1940, as amended, as an open-end  management  investment  company.  The Trust was originally organized  under the laws of the state of Maryland on July 16, 1990 as BBH
      Fund, Inc. and reorganized as a Delaware statutory trust on June 12, 2007.
      The Fund commenced  operations on July 23, 1992. On February 20, 2001, the
      Trustees  reclassified  the  Fund's  outstanding  shares as "Class N", and established  a new  class of  shares  designated  as  "Class  I".  Class I commenced  operations  on  August  16,  2001.  Class  N and  Class  I have different  operating  expenses.  Class N and Class I do not convert to any other class of the Fund.  All shares of Class A were  redeemed on April 2,
      2007 and the Class was closed. At October 31, 2008 there were seven series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles  generally  accepted  in the United  States of  America,  which require  management to make certain  estimates and assumptions at the date of the  financial  statements  and are based,  in part,  on the  following accounting policies. Actual results could differ from those estimates.

      A.    Valuation of Investments.  Bonds and other fixed income  securities, including restricted  securities (other than short-term  obligations but  including  listed  issues)  are valued at their most recent bid prices (sales price if the  principal  market is an exchange) in the principal  market in which such securities are normally  traded,  on the basis of valuations furnished by a pricing service, use of which has been approved by the Trustees.  In making such  valuations,  the
            pricing  service  utilizes  both   dealer-supplied   valuations  and
            electronic  data  processing  techniques  which  take  into  account appropriate  factors such as  institutional-size  trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue,  trading  characteristics  and  other  market  data,  without
            exclusive    reliance    upon   quoted   prices   or   exchange   or
            over-the-counter  prices,  since such  valuations  are  believed  to reflect more accurately the fair value of such securities.

            Securities  or other  assets  for which  market  quotations  are not readily  available  are  valued  at fair  value in  accordance  with procedures  established  by and under the  general  supervision  and
            responsibility   of  the  Trust's  Board  of  Trustees.   Short-term
            investments  which mature in 60 days or less are valued at amortized cost  if  their  original  maturity  was  60  days  or  less,  or by amortizing  their value on the 61st day prior to maturity,  if their original  maturity  when acquired by the Fund was more than 60 days, unless  this  is  determined  not to  represent  fair  value  by the
            Trustees.

      B.    Accounting for Investment and Income.  Investment  transactions  are accounted for on the trade date.  Realized gains and losses, if any,
            from  investment   transactions  are  determined  on  the  basis  of
            identified  cost.  Interest  income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium  amortization on the investments of the
            Fund.  Investment  income is recorded net of foreign taxes  withheld where recovery of such tax

12

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2008

            is uncertain.  Debt obligations may be placed on non-accrual  status and  related  interest  income may be  reduced  by  ceasing  current accruals and writing off interest  receivable when the collection of all or a portion of interest has become doubtful based on constantly applied  procedures.  A debt obligation is removed from  non-accrual
            status   when  the  issuer   resumes   interest   payments  or  when
            collectability of interest is reasonably assured.

      C.    Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal  Reserve  Bank of New York.  Repurchase  agreements  are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually  agreed upon time and price. The repurchase  price exceeds the sale price,  reflecting the Fund's return on the  transaction  or  effectively  the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying  security.  The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the
            Investment Adviser.  The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase  agreements.  The
            Investment  Adviser or  sub-custodian  will monitor the value of the underlying  security  each  day to  ensure  that  the  value  of the security always equals or exceeds the repurchase  price.  Repurchase agreements  are subject to credit  risks.  At October 31, 2008,  the
            Fund had no open repurchase agreements.

      D.    Reverse  Repurchase  Agreements.  The Fund may  enter  into  reverse repurchase  agreements  with  primary  dealers  of  U.S.  Government
            Obligations  as designated by the Federal  Reserve Bank of New York.
            Interest on the value of reverse  repurchase  agreements  issued and outstanding  is based upon  competitive  market rates at the time of issuance.  At the time the Fund  enters  into a  reverse  repurchase agreement,  it establishes  and maintains a segregated  account with the lender  containing  liquid high grade securities  having a value not less than the repurchase price,  including accrued interest,  of the reverse  repurchase  agreement.  Reverse  repurchase  agreements constitute  debt. At October 31, 2008,  the Fund had no open reverse repurchase agreements.

      E.    Forward Foreign Currency Exchange Contracts. The Fund may enter into
            forward  foreign  currency  exchange   contracts   ("Contracts")  in
            connection with planned purchases or sales of securities or to hedge the U.S.  dollar  value of  portfolio  securities  denominated  in a particular currency.  The Fund has to hedge the U.S. dollar value of portfolio securities  denominated in a particular currency. The Fund has no specific  limitation on the percentage of assets which may be committed to these types of Contracts.  The Fund could be exposed to risks if the  counterparties to the Contracts are unable to meet the terms of their  Contracts  or if the value of the  foreign  currency changes  unfavorably.  The U.S.  dollar  values of foreign  currency underlying all contractual

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         13


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2008

            commitments  held by the Fund are determined  using forward currency exchange rates supplied by a quotation service. At October 31, 2008, the Fund had no open forward foreign currency exchange contracts.

      F.    Swap Agreements.  The Fund may enter into swap agreements. A swap is an exchange of cash payments  based on a notional  principal  amount between  the Fund and  another  party  which is based on a  specific financial index.  These  transactions are entered into in an attempt to obtain a particular return when it is considered  desirable to do so,  possibly  at a lower  cost to the  Fund  than if the  Fund  had invested directly in an instrument that yielded that desired return.
            Cash payments are  exchanged at specified  intervals and recorded in the  Statement  of  Operations  as realized  gains and  losses.  The expected  income or expense is  recorded  on an accrual  basis.  The value of the  swap is  adjusted  daily  and the  change  in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential  inability of counter  parties  to meet  the  terms  of  their  contract  and from unanticipated  changes in the value of the financial  index on which the swap agreement is based.  Risks may exceed amounts recognized on the Statement of Assets and Liabilities.  The Fund may use swaps for both hedging and non-hedging  purposes.  For hedging  purposes,  the
            Fund may use swaps to reduce its  exposure to  interest  and foreign exchange rate fluctuations.  For non-hedging purposes,  the Fund may use  swaps  to  take  a  position  on  anticipated  changes  in  the underlying  financial  index.  At October 31, 2008,  the Fund had no open swap agreements.

      G.    Financial  Futures  Contracts.  The Fund may enter into open futures contracts in order to hedge against  anticipated  future  changes in interest rates which  otherwise  might either  adversely  affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the  investment  the Fund has in a particular  contract and does not necessarily  represent  the  amounts  potentially  subject  to risk.
            Trading in futures contracts involves,  to varying degrees,  risk of loss in excess of any  futures  variation  margin  reflected  in the
            Statement  of  Assets  and  Liabilities.  The  measurement  of  risk associated  with  futures  contracts  is  meaningful  only  when all related and offsetting transactions are considered. Gains and losses
            are  realized  upon  the   expiration  or  closing  of  the  futures
            contracts.  Futures  contracts  held by the Fund are valued daily at the official settlement price of the exchange on which it is traded.
            At  October  31,  2008,  the  Fund  had no  open  financial  futures contracts.

      H.    Rule 144A Securities.  The Fund may purchase securities that are not registered  under the 1933 Act,  but that can be sold to  "qualified institutional  buyers" in accordance with the requirements stated in
            Rule 144A  under the 1933 Act (Rule  144A  Securities).  A Rule 144A
            Security may be considered illiquid and therefore subject to the 15%
            limitation  on the  purchase  of illiquid  securities,  unless it is determined  on an ongoing  basis  that an  adequate  trading  market exists for the security.

14

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2008

            Guidelines  have been adopted and the daily  function of determining and monitoring  liquidity of Rule 144A Securities has been delegated to the Investment  Adviser.  All relevant factors will be considered in  determining  the  liquidity  of  Rule  144A  Securities  and all investments in Rule 144A Securities will be carefully monitored.

      I.    Inflation-Adjusted  Debt Securities.  The Fund generally  invests in inflation-adjusted  debt securities issued by the U.S. Treasury. The
            Fund may also invest in inflation-adjusted debt securities issued by
            U.S. Government agencies and  instrumentalities  other than the U.S.
            Treasury and by other entities such as U.S. and foreign corporations
            and  foreign   governments.   The  principal  value  of  these  debt
            securities  is adjusted  by  references  to changes in the  Consumer
            Price  Index  or  another  general  price  wage  index.  These  debt securities  typically  pay a fixed rate of interest,  but this fixed rate is  applied to the  inflation-adjusted  principal  amount.  The principal  paid at maturity of the debt security is typically  equal to  the  inflation-adjusted  principal  amount,  or  the  security's
            original   par   value,    whichever   is   greater.   Other   types
            inflation-adjusted  securities  may use other  methods to adjust for other measures of inflation.

      J.    Securities  Lending.  The Fund may lend its portfolio  securities to broker-dealers, qualified banks and certain institutional investors.
            The loans are secured by  collateral  in an amount equal to at least the  market  value at all times of the  loaned  securities  plus any accrued  interest and dividends.  During the time the securities are on loan,  the  Fund  will  continue  to  receive  the  interest  and dividends or amounts  equivalent  thereto,  on the loaned securities while  receiving a fee from the borrower or earning  interest on the investment of the cash collateral.  Loans are subject to termination at the option of the borrower or the Fund.  Upon  termination of the loan, the borrower will return to the lender securities identical to the  loaned  securities.  The  Fund  may  pay  reasonable  finders', administrative  and custodial fees in connection  with a loan of its securities and may share the interest  earned on the collateral with the  borrower.  The Fund bears the risk of delay in recovery  of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of October 31, 2008.

      K.    Federal  Income Taxes.  It is the Trust's  policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated  investment companies and to distribute all of its taxable income to its  shareholders.  Accordingly,  no  federal  income  tax provision is required.  The Fund files a tax return  annually  using tax accounting  methods  required under provisions of the Code which may differ  from  accounting  principles  generally  accepted in the
            United  States  of  America,  the  basis  on which  these  financial statements are prepared

            Accordingly,  the amount of net  investment  income and net realized gain  reported on these  financial  statements  may differ from that reported  on  the  Fund's  tax  return  due to  certain  book-to-tax differences such as losses deferred due to "wash sale"  transactions and utilization of capital loss

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         15


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2008

            carry   forwards.   These   differences   may  result  in  temporary
            over-distributions   for  financial   statement   purposes  and  are
            classified as  distributions in excess of accumulated net investment income or net realized gains. These  distributions do not constitute a return of capital.  Permanent  differences are reclassified on the
            statement   of  assets   and   liabilities   based  upon  their  tax
            classification.   As  such,  the  character  of   distributions   to
            shareholders  reported in the Financial  Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      L.    Dividends   and   Distributions   to   Shareholders.   Dividends  to
            shareholders  from  net  investment  income  are  declared  and paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally paid and declared  annually and are  recorded on the  ex-dividend  date.  The tax  character  of distributions  paid during the fiscal  years ended  October 31, 2008 and 2007, respectively, were as follows:

                                                     Distributions paid from:
                    -------------------------------------------------------------------------------
                                           Net              Total                                        Total
                 Ordinary     Long term       taxable         Tax return    distributions
                  income      capital gain  distributions    of capital            paid
                 -----------       ------------     -------------           ----------         -------------
2008:     $ 9,200,758             --           $ 9,200,758               --             $ 9,200,758
2007:      11,875,121             --            11,875,121               --              11,875,121

            As of October 31, 2008 and 2007,  respectively,  the  components  of accumulated earnings/(deficit) on a tax basis were as follows:


                                                                           Components of accumulated earnings/(deficit):
                                    --------------------------------------------------------------------------------------------------------------------
                                                                                                                                     Other                                             Total
             Undistributed      Undistributed                                Accumulated      Book/Tax         Unrealized        accumulated
                ordinary                long-term        Accumulated      capital and       temporary        appreciation/       earnings/
                 income                capital gain         earnings         other losses       differences     (depreciation)       (deficit)
               -------------               -------------           -----------            ------------           -----------            --------------           -------------
2008:       $367,212                        --                $367,212         $(30,672,104)      $  (673,141)         $(9,951,358)       $(40,929,391)
2007:           16,823                        --                    16,823           (37,249,081)       (1,440,310)            5,578,399           (33,094,169)


            The  Fund  had a net  capital  loss  carryforward  of  approximately
            $30,672,104 which expires as follows:

                      Expiration date                 Amount
                      ---------------                       -----------
                         10/31/2014                  $20,320,733
                         10/31/2015                    10,351,371
                                                                 -----------
                                                             $30,672,104
                                                             =========

            Total distributions paid may differ from the Statement of Changes in
            Net Assets because, for tax purposes,  dividends are recognized when actually paid.

16

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2008

            The  differences   between   book-basis  and  tax-basis   unrealized
            appreciation/(depreciation)  is  attributable  primarily  to the tax deferral of losses on wash sales.

            To the  extent  future  capital  gains are  offset by  capital  loss carryforwards, such gains will not be distributed.

      M.    Accounting  Developments.  In  June  2006,  the  Fund  adopted  FASB
            Interpretation  No. 48 "Accounting  for Uncertainty in Income Taxes"
            ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be  recognized,  measured,  presented  and  disclosed  in the
            financial  statements.   FIN  48  requires  the  evaluation  of  tax
            positions  taken or expected to be taken in the course of  preparing the Fund's tax returns to determine  whether that tax  positions are
            "more-likely-than-not"  of being  sustained  by the  applicable  tax authority. Tax positions not deemed to meet the more-likely-than-not threshold  would be  recorded  as a tax  benefit  or  expense in the current year. The adoption of FIN 48 had no impact on the operations of the Fund for the year ended October 31, 2008.

            In September 2006,  Statement of Financial  Accounting Standards No.
            157,  "Fair  Value  Measurements"  ("SFAS  157"),  was issued and is effective  for fiscal  years and  interim  periods  beginning  after
            November  15,  2007.  SFAS 157  defines  fair value,  establishes  a framework for  measuring  fair value and expands  disclosures  about fair value  measurements.  Management  is currently  evaluating  the implication  of SFAS  157.  At this time its  impact  on the  Fund's financial statements has not yet been determined.

            In March 2008,  Statement of Financial Accounting Standards No. 161,
            "Disclosures  about Derivative  Instruments and Hedging  Activities"
            ("SFAS  161"),  was issued  and is  effective  for fiscal  years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced  disclosures to provide  information  about the reasons the
            Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial  performance.  In September
            2008,  "FASB Staff  Position No. 133-1 and FASB  Interpretation  No.
            45-4" (the "FSP"), "Disclosures about Credit Derivatives and Certain
            Guarantees:  An  Amendment  of  FASB  Statement  No.  133  and  FASB
            Interpretation  No. 45; and  Clarification  of the Effective Date of
            FASB  Statement  No.  161," was issued and is  effective  for fiscal years and interim  periods  ending after  November 15, 2008. The FSP
            amends  FASB   Statement  No.  133,   "Accounting   for   Derivative
            Instruments  and  Hedging  Activities,"  to require  disclosures  by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments.  The FSP also clarifies the effective date of
            SFAS 161, whereby disclosures required by SFAS 161 are effective for financial  statements  issued for fiscal  years and interim  periods
            beginning   after   November  15,  2008.   Management  is  currently
            evaluating  the  impact  on  the  Fund's  financial  statements  and disclosures.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         17


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2008

2.    Transactions with Affiliates.

      Investment  Advisory and  Administrative  Fees.  Effective  June 12, 2007,
      under a combined Investment Advisory and Administrative Services Agreement
      ("Agreement") with the Trust, a separately  identifiable department within
      Brown  Brothers  Harriman  &  Co.  ("BBH")  provides   investment  advice,
      portfolio management and administrative services to the Fund. BBH receives a combined fee from the Fund for  investment  advisory and  administrative services calculated daily and paid monthly at an annual rate equivalent to
      0.35% of the fund's average daily net assets. BBH has a sub-administration services  agreement with Federated  Services Company ("FSC") for which FSC receives  compensation  paid by BBH. For the year ended  October 31, 2008, the Fund  incurred  $583,669 for  investment  advisory and  administrative services.

      Shareholder   Servicing  Fees.  The  Trust  has  a  shareholder  servicing agreement  with BBH for which BBH receives a fee from the Fund  calculated daily  and paid  monthly  at an  annual  rate of 0.25% of Class N  shares'
      average daily net assets.  For the year ended  October 31, 2008,  the Fund incurred $351,059 for shareholder servicing services.

      Custody and  Accounting  Fees. BBH acts as a custodian and shall receive a custody  and  accounting  fee  from  the Fund  calculated  daily  and paid monthly.  BBH holds all cash and  investments and calculates the daily net asset  value.  The custody fee is a  transaction  based fee with an annual minimum of $30,000,  and the  accounting  fee is  calculated  at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next
      $400 million of net assets and 0.01% per annum on all net assets over $500 million.  For the year ended October 31, 2008,  the Fund incurred  $78,512 for custody and accounting services.  These fees were reduced by $6,626 as a result of an expense offset  arrangement with the Fund's  custodian.  In the event that the Fund is  overdrawn,  under the custody  agreement  with
      BBH,  BBH will  make  overnight  loans  to the  Fund to cover  overdrafts.
      Pursuant to their  agreement the Fund will pay the Federal Funds overnight investment  rate on the day of overdraft.  The total  interest paid by the
      Fund for the year ended October 31, 2008 was $10,655.

      Securities  Lending Fees. The Trust has a security lending  agreement with
      BBH for which BBH receives a fee from the Fund for each  security  loaned.
      For the year ended October 31, 2008, the Fund incurred no security lending fees.

      Board of Trustees'  Fees.  Each Trustee  receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2008, the Fund incurred $20,782 for these fees.

18

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2008

3.    Investment Transactions.  For the year ended October 31, 2008, the cost of purchases  and the proceeds of sales of investment  securities  other than short-term investments were $135,748,826 and $377,045,735, respectively.

4.    Securities on Loan. As of October 31, 2008,  the Fund had no securities on loan.

5.    Capital  Stock.  Prior to June 12, 2007,  BBH Fund,  Inc. was permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which  277,777,778  shares were  classified as Class N shares of the Fund,
      277,777,778  shares  were  classified  as Class I shares of the Fund.  The
      Trust offers unlimited shares without par value. Transactions in shares of capital stock were as follows:


                                                                                SHARES                                               AMOUNT
                                                                      For the years ended                            For the years ended
                                                                               October 31,                                          October 31,
                                                                     ----------------------------                         ------------------------------
                                                                   2008                       2007                        2008                         2007
                                                               -----------                -----------                 ------------                 ------------
Class N
Capital stock sold .......                        1,167,203               2,888,008             $   12,145,746          $   29,493,130
Capital stock issued in
  connection with
  reinvestment of
  dividends ..............                               735,171                   660,807                    7,734,434                 6,701,988
Capital stock redeemed                 (11,714,636)           (18,326,328)              (121,682,809)          (188,584,152)
                                                              -----------                -----------                   ------------                     ------------
Net decrease .............                        (9,812,262)           (14,777,513)            $(101,802,629)        $(152,389,034)
                                                          =========           =========          ===========        ===========
Class I
Capital stock sold .......                         337,863                   805,791                $   3,567,019            $   8,303,256
Capital stock issued in
  connection with
  reinvestment of
  dividends ..............                                71,376                   252,185                        622,757                  2,565,493
Capital stock redeemed                  (7,254,680)              (4,835,255)                (76,571,674)             (49,614,918)
                                                              -----------                  -----------                    ------------                  ------------
Net decrease .............                       (6,845,441)              (3,777,279)              $ (72,381,898)         $ (38,746,169)
                                                         =========           =========                =========           ==========


6.    Subsequent Event. On December 10, 2008 at a quarterly meeting of the Board of Trustees (the "Board") of BBH Trust,  the Board  determined that it was in the best  interests of the Fund's  shareholders  to liquidate the Fund.
      Shareholders were given notice of this determination, along with a request that shares of the Fund be redeemed before February 25, 2009.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         19


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
October 31, 2008 (unaudited)

EXAMPLE

As a shareholder  of BBH Real Return Fund (the "Fund"),  you may incur two types of costs:  (1)  transaction  costs,  including sales charges (loads) on purchase payments,  reinvested  dividends,  or other distributions;  redemption fees; and
exchange fees; and (2) ongoing costs,  including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of  investing  in the Fund and to compare  these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008).

ACTUAL EXPENSES

The first line of the table below  provides  information  about  actual  account values and actual expenses.  You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),  then  multiply  the result by the number in the first line under the heading  entitled  "Expenses  Paid during the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second  line of the table  below  provides  information  about  hypothetical account  values and  hypothetical  expenses  based on the Fund's actual  expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical  account values and expenses may not be used to estimate  the actual  ending  account  balance or  expenses  you paid during the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so,  compare this 5%  hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

20

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2008 (unaudited)

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs only and do not reflect any  transactional  costs,  such as sales charges (loads),  redemption fees, or exchange fees. Therefore,  the second line of the table is useful in comparing  ongoing  costs only,  and will not help you determine the relative total costs of owning  different  funds. In addition,  if these transactional costs were included, your costs would have been higher.

                                                                                                        Expenses Paid
                                       Beginning                Ending                  During Period
                                    Account Value    Account Value          May 1, 2008 to
Class N                         May 1, 2008      October 31, 2008     October 31, 2008(1)
                                         -------------            ----------------           -------------------
Actual..................                $1,000                 $  896.20                      $3.62
Hypothetical(2).........         $1,000                $1,021.32                      $3.86

                                                                                                       Expenses Paid
                                        Beginning              Ending                  During Period
                                     Account Value    Account Value        May 1, 2008 to
Class I                           May 1, 2008     October 31, 2008      October 31, 2008(1)
                                         -------------          ----------------          -------------------
Actual..................                $1,000                 $   900.50                     $2.48
Hypothetical(2).........         $1,000                 $1,022.52                     $2.64

----------
(1)   Expenses are equal to the Fund's annualized expense ratio of 0.76% and
      0.52% for the Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

(2)   Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         21


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
October 31, 2008 (unaudited)

Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on December 11, 2006,  the Board of Trustees  (the "Board") of
the Trust unanimously approved a new Combined Investment Advisory/Administrative
Services Agreement ("Combined  Agreement").  The Board determined that the terms of the  Combined  Agreement  will be  substantially  identical  to  those of the current investment  advisory and administration  agreements of the Funds, noting that the most significant  difference in the Combined  Agreement is a single fee for both investment  advisory and  administrative  services.  The following is a summary  of the  factors  the  Board  took  into  consideration  in  making  its determination to approve the new Combined Agreement.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman & Co.
("BBH")

The Board noted that, under the Combined Agreement in respect of each Fund, BBH, subject to the  supervision of the Board,  will be  responsible  for providing a continuous  investment  program  and  making  purchases  and sales of  portfolio securities  consistent with the Funds' investment objective and policies.  Under the Combined Agreement, BBH also provides administrative services to each Fund.

The Board  considered  the scope and  quality of  services to be provided by BBH under the Combined  Agreement and noted that the scope of services  provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example,  BBH is responsible  for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs  have  recently  been refined and  enhanced in light of new  regulatory requirements.  The Board  considered the quality of the investment  research and administrative  capabilities  of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall,  they were satisfied  with the  nature,  extent and  quality  of  services  expected  to be provided to each of the Funds under the Combined Agreement.

Costs of Services Provided and Profitability to BBH

At  the  request  of  the  Board,  BBH  provided   information   concerning  the
profitability of BBH's current  investment  company advisory and other fees. The
Board also reviewed BBH's  profitability data for each Fund, which also included the effect of revenue  generated by the shareholder  servicing,  administration, custody and other fees paid by the Fund.  The Board  discussed the difficulty of making  comparisons  of  profitability  because  comparative  information is not generally publicly available and is affected by numerous factors,  including the
structure  of  the  service  provider,   the  types  of  funds  it  manages  and
administers,  its business mix, numerous assumptions  regarding  allocations and the entity's capital structure and cost of capital. In considering profitability information,  the Board  considered  the effect of  fall-out  benefits  on BBH's expenses,  as well as the "revenue  sharing"  arrangements  BBH has entered into with certain entities that distribute  shares of the Funds. The Board focused on
profitability   of  BBH's   relationships   with  the  Funds  before  taxes  and
distribution  expenses.  The Board  concluded  that it was satisfied  that BBH's level of profitability from its relationship with each Fund was not excessive.

22

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2008 (unaudited)

Fall-Out Benefits

The  Board   considered  that  BBH  does  not  allocate  the  Funds'   portfolio
transactions for third party research,  although it did benefit from proprietary research  received  from brokers that execute the Funds'  purchases and sales of securities.  The Board  recognized  that the  aggregate  amount  of  commissions generated by Fund  transactions  was  unlikely to result in the Funds  receiving from full service broker dealers substantial  discounts on commission rates. The
Board received and reviewed  information  concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also  considered  that BBH receives  shareholder  servicing  fees from certain funds, and is the Funds' administrator, custodian and securities lending agent.  The Board  noted that BBH  retained no portion of the 12b-1 fees paid by any Fund that operated with a Rule 12b-1 plan. The Board  recognized  that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial  assets  are  invested  in  the  Funds  as a  result  of an  overall investment  management  program  for the  shareholder.  The Board noted that the
Funds also derive  reputational  and other benefits from their  association with
BBH and their use of the BBH name,  which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues  associated  with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board  noted  that the Funds'  combined  fee  schedules,  other than the fee schedule for BBH Money Market Fund, do not contain breakpoints.  As a result, if assets  increase,  the fee rates  would not be  reduced  for these  Funds on the incremental  assets.  With respect to the BBH Money Market Fund,  the breakpoint will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into  account  the  effects of  inflation  or such other basis as may be appropriate,  subject to the approval of  shareholders to the extent required by the 1940 Act.

There may be other  economies of scale  because many  expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its  services in  recognition  of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these  services and total  expenses for each Fund were fair and reasonable.  In addition,  the Board noted that over the years BBH had supported
certain  Funds  through  fee  waivers  and  expense  reimbursements.   Based  on
information  they had been provided over many years,  the Board observed that in the mutual  fund  industry  as a whole,  as well as among  funds  similar to the
Funds,  there

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         23


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2008 (unaudited)

appeared to be no  uniformity  or pattern in the fees and asset  levels at which breakpoints  (if any)  apply.  In light of the Funds'  current  size and expense structure,  the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Funds, other than for the BBH Money Market Fund.

Investment Results

The Board considered the investment  results of each of the Funds as compared to investment  companies  with its peers and with one or more  selected  securities indices.  In addition to the  information  received by the Board for the meeting held on October 2, 2006, the Board received detailed performance information for each Fund at each regular Board meeting  during the year. At the meeting held on
October 2, 2006, the Board reviewed information showing performance of each Fund compared to its peers over the prior 1-, 3-, and 5- year  periods  and  compared the performance  information to one or more  securities  indices over comparable periods.

Combined Fee Rate

The  Board  considered  the fee rate to be paid by each  Fund to BBH.  The Board recognized that it is difficult to make  comparisons of these fee rates, and the
combined  investment  advisory  and  administration   fees,  because  there  are
variations in the services that are included in the fees paid by other funds.

The Board considered the depth and range of services provided under the Combined
Agreement.  For example,  in addition to a continuous  investment  program,  BBH provides,  among other things,  officers  (including the Funds' Chief Compliance
Officer and  officers to provide  required  certifications)  and  administrative services,  such as  shareholder  communications,  and tax  compliance,  with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following  factors  specific to the BBH Real Return Fund also were noted and considered by the Board in deciding to approve the Combined Agreement:

The Board reviewed the  information  showing  performance of the BBH Real Return
Fund's   Class  N  shares  and  Class  I  shares   compared   to  the   Citibank
Inflation-Linked Securities Index. Over all the relevant periods, the classes of the BBH Real Return Fund on a pre-fee  basis  outperformed  the  benchmark  by a meaningful  amount  but  on an  after-fee  basis  generally  underperformed  the benchmark by a modest amount.  The Board viewed this  performance with favor and noted the benchmark has no fees.  The Board also noted the expense ratio for all share  classes  were in line with or lower than many  funds of similar  size and investment mandate.  Taking into account these comparisons and the other factors considered,  the Board  concluded  that the BBH Real  Return  Fund's  investment results over time and its total expense ratio had been satisfactory.

24

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2008 (unaudited)

Conflicts of Interest

As a general matter,  certain conflicts of interest may arise in connection with a portfolio manager's  management of a Fund's investments,  on the one hand, and
the   investments  of  other  accounts  for  which  the  portfolio   manager  is
responsible, on the other. For example, it is possible that the various accounts managed  could  have  different  investment  strategies  that,  at times,  might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account,  possible conflicts could arise in determining how to allocate them.  Other  potential  conflicts might include  conflicts  created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio  trades and/or  specific uses of commissions  from  Fund  portfolio  trades  (for  example,  research,  or  "soft dollars").

BBH  has  adopted  and  implemented  policies,  including  brokerage  and  trade allocation  policies,  which it believes  manage the conflicts  associated  with handling  multiple accounts for multiple  clients.  In addition,  BBH monitors a variety of areas, including compliance with account investment  guidelines,  the inclusion only of securities approved for purchase by a BBH oversight committee.
Finally,  BBH has structured the portfolio  managers'  compensation in a manner, and the Funds have  adopted  policies  and  procedures,  reasonably  designed to safeguard  a Fund  from  being  negatively  affected  as a  result  of any  such potential conflicts.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         25


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION
October 31, 2008

The qualified  interest  income (QII)  percentage for the year ended October 31,
2008 was 93.83%

In  January  2009,  the Fund  will  report  on Form  1099 the tax  status of all distributions  made during the calendar year 2008.  Shareholders  should use the information on Form 1099 for their income tax returns.

26

TRUSTEES AND OFFICERS OF BBH REAL RETURN FUND
--------------------------------------------------------------------------------
(unaudited)

Information  pertaining  to the  Trustees  of the BBH Trust  (the  "Trust")  and
executive  officers of the Trust is set forth below.  Part B to the Registration
Statement of the BBH Real Return Fund includes additional  information about the
Fund's  Trustees and is available upon request  without charge by contacting the
Fund at 1-800-625-5759


                                                                         Term of                                                                            Number of
                                                                         Office                                                                               Funds in
                                                                         and                                                                                   Fund                  Other
                                             Position(s)         Length                                                                            Complex             Directorships
Name, Birth Date               Held with           of Time                  Principal Occupation(s)                Overseen by     Held by
and Address                          Trust               Served#                During Past 5 Years                       Trustee^           Trustee
---------------------------------------------------------------------------------------------------------------------------------------------------------
Joseph V. Shields Jr.          Chairman of      Since         Managing Director, Chairman and                7                   None
Birth Date:                           the Board          2007           Chief Executive Officer of Shields &
March 17, 1938                   and Trustee                         Company (member of New York Stock
Shields & Company                                                         Exchange); Chairman of Capital
140 Broadway                                                                   Management Associates, Inc.
New York, NY 10005                                                        (registered investment adviser);
                                                                                            Director of Flower Foods, Inc. (New
                                                                                            York Stock Exchange listed company).

David P. Feldman               Trustee             Since            Director of Jeffrey Co. (1992 to                      7                 Director of
Birth Date:                                                      2007             present); Director of QMED (1999                                    Dreyfus
November 16, 1939                                                            to May 2007).                                                                       Mutual Funds
C/O BBH & Co.                                                                                                                                                                 (59 Funds)
140 Broadway
New York, NY 10005

Alan G. Lowy                      Trustee             Since           Private Investor.                                               7                 None
Birth Date:                                                      2007
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436

Arthur D.                             Trustee             Since          Retired; Trustee, R.K. Mellon Family             7                 None
Miltenberger                                                  2007           Trust (1981 to June 2003); Director
Birth Date:                                                                        of Aerostructures Corporation
November 8, 1938                                                            (aircraft manufacturer) (1996 to
503 Darlington Road                                                       July 2003).
Ligonier, PA 15658

Samuel F. Pryor, IV             Trustee             Since         Private Investor.                                                 7                 None
Birth Date:                                                      2007
June 12, 1955
130 East 67th Street
New York, NY 10021


FINANCIAL STATEMENT  OCTOBER 31, 2008                                         27


TRUSTEES AND OFFICERS OF BBH REAL RETURN FUND
--------------------------------------------------------------------------------
(unaudited)


                                                                         Term of                                                                            Number of
                                                                         Office                                                                               Funds in
                                                                         and                                                                                   Fund                  Other
                                            Position(s)          Length                                                                             Complex            Directorships
Name, Birth Date              Held with            of Time                   Principal Occupation(s)                Overseen by    Held by
and Address                     Trust                    Served#                 During Past 5 Years                      Trustee^           Trustee
-----------------------------------------------------------------------------------------------------------------------------------------------------------------
H. Whitney Wagner        Trustee                Since         President, Clear Brook Advisors, a                7                   None
Birth Date:                                                       2007           registered investment advisor.
March 3, 1956
Clear Brook Advisors
75 Rockefeller Plaza,
14th Floor
New York, NY 10019

Officers

John A. Gehret                 President and      Since         President and Principal Executive               N/A                   N/A
Birth Date:                         Principal               2008          Officer of the Trust; Joined Brown
April 11, 1959                    Executive                                Brothers Harriman & Co. ("BBH &
140 Broadway                   Officer                                     Co.") in 1981 and has been a Partner
New York, NY 10005                                                        of the firm since 1998.

Charles H. Schreiber      Treasurer and       Since         Treasurer and Principal Financial                N/A                   N/A
Birth Date:                       Principal                 2007          Officer of the Trust; Senior Vice
December 10, 1957          Financial                                  President of BBH & Co. since
140 Broadway                  Officer                                      September 2001; Joined BBH & Co.
New York, NY 10005                                                         in 1999.

Mark B. Nixon                  Assistant             Since         Assistant Secretary and Assistant             N/A                   N/A
Birth Date:                         Secretary,            2007           Treasurer of the Trust; Vice
January 14, 1963              Assistant                                 President of BBH & Co. (since
140 Broadway                  Treasurer                                 October 2006); Accounting Manager,
New York, NY 10005                                                         Reserve Funds (August 2005 -
                                                                                             September 2006); Assistant
                                                                                             Controller, Reserve Funds
                                                                                             (February 2005 - August 2005);
                                                                                             Private Consultant (December 2001 -
                                                                                             February 2005).

Beth Haddock                  Chief                     Since          Chief Compliance Officer of the                 N/A                    N/A
Birth Date:                        Compliance          2007            Trust (September 2007 - present);
December 10, 1965          Officer                                       Chief Compliance Officer for the
140 Broadway                                                                     FINRA/NYSE and SEC compliance
New York, NY 10005                                                          programs and Associate Compliance
                                                                                              Director for the global compliance
                                                                                              program (April 2005-present);
                                                                                              Deputy General Counsel of AXA
                                                                                              Advisors/ AXA Financial
                                                                                              (November 1997 - April 2005).


28

TRUSTEES AND OFFICERS OF BBH REAL RETURN FUND
--------------------------------------------------------------------------------
(unaudited)


                                                                         Term of                                                                            Number of
                                                                         Office                                                                               Funds in
                                                                         and                                                                                   Fund                  Other
                                            Position(s)          Length                                                                             Complex            Directorships
Name, Birth Date              Held with            of Time                   Principal Occupation(s)                Overseen by    Held by
and Address                     Trust                    Served#                 During Past 5 Years                      Trustee^           Trustee
-----------------------------------------------------------------------------------------------------------------------------------------------------------------
Sue M. Rim-An                 Anti-Money       Since          Anti-Money Laundering Officer, Vice      N/A                   N/A
Birth Date:                          Laundering        2008            President of BBH & Co. (September
September 10, 1970           Officer                                     2007 - present); AML Officer at
140 Broadway                                                                    UBS Investment Bank (April 2006 -
New York, NY 10005                                                         August 2007); AML Officer & Vice
                                                                                             President in Private Client Services
                                                                                             at Bear Stearns & Co (June 1992 -
                                                                                             April 2006).

Gail C. Jones                        Secretary          Since         Secretary of the Trust; Counsel,                  N/A                  N/A
Birth Date:                                                       2007          ReedSmith, LLP (since October 2002);
October 26, 1953                                                               Corporate Counsel (January 1997 to
1001 Liberty Avenue                                                       September 2002) and Vice President
Pittsburgh, PA                                                                  (January 1999 to September 2002) of
15222-3779                                                                         Federated Services Company.

George M. Polatas        Vice President      Since          Vice President of the Trust (since                 N/A                 N/A
Birth Date:                                                     2008            June 2008); Assistant Vice President
March 3, 1962                                                                   of Federated Services Company; Vice
1001 Liberty Avenue,                                                      President of various funds
Pittsburgh, PA                                                                 distributed by Edgewood Services,
15222-3779                                                                         Inc (January 1997 to present).

Theodore J. Boudria      Assistant            Since           Assistant Treasurer of the Trust;                 N/A                 N/A
Birth Date:                         Treasurer           2008            Vice President (since 2003);
June 26, 1968                                                                    Assistant Vice President (since
70 Franklin Street                                                             September 2000); Joined BBH & Co.
Boston, MA 02110                                                           in 1995.


----------
#     Each Trustee of the Trust holds office until he or she attains the age of
      70 (72, in the case of Trustees who were elected as such before January 1,
      2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the
      Trustees to remove any officer in accordance with the Trust's By-laws).

^     The Fund Complex consists of the Trust, which has seven series and each is counted as one "Fund" for purposes of this table.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         29


INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                                    Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                                 www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings
Information."

A copy of the Fund's Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a record of how the Fund voted any such proxies during the most recent
12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

                                  BROWN [LOGO]
                                  BROTHERS
                                  HARRIMAN

                                  BROWN [LOGO]
                                  BROTHERS
                                  HARRIMAN

                                  Annual Report
                                OCTOBER 31, 2008

                                   ----------

                              BBH BROAD MARKET FUND


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

2007's  flight-to-quality  rally  in U.S.  Treasuries  continued  in full  force throughout  2008,  leaving  nearly all risk  sectors with spreads at record wide levels.  The deterioration of both economic and financial  conditions led to the
failure,   conservatorship,   or  forced   consolidation   of   several   former
industry-leading  corporations including Lehman Brothers, Bear Stearns,  Merrill
Lynch,  Fannie Mae,  Freddie Mac, AIG, and Washington  Mutual.  The  authorities responded swiftly with the Federal Reserve reducing its target rate 350bps, from
4.5% to 1%, in addition to  introducing  an  assortment  of liquidity  enhancing measures.  The  Treasury  Department  responded  strongly  as well,  albeit in a relatively incremental fashion.

Performance  for the BBH Broad  Market Fund  lagged that of the Lehman  Brothers
Aggregate Bond Index ("LBAG  Index").  For the 12-month period ended October 31,
2008,  the BBH Broad Market Fund "I" Shares  returned  -1.92%(1),  while the "N"
Shares returned -2.08%(1) net of fees. The Fund's benchmark,  the LBAG Index(2),
returned  0.30%  over  the  same  period.  The   underperformance   was  largely
attributable to the Fund's  overweights to asset-backed  securities  ("ABS") and corporate bonds, and its underweight of U.S.  Treasuries.  A majority of the ABS losses took place in the first half of the fiscal  year as we reduced  positions that had become illiquid and, in a few cases, impaired.  Corporate bonds, on the other hand, suffered their heaviest losses in the last 6 months.  While the Fund avoided many  issuer-specific  losses during the year, such as Lehman  Brothers, performance did suffer as a result of the Washington  Mutual  bankruptcy.  As we look forward,  the risk profile of the Fund is  substantially  lower than a year ago, and should produce less volatile results.

----------
(1)   Performance data quoted represents no guarantee of future results.
      Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

(2)   The LBAG Index is comprised of the Lehman Brothers Government/Corporate
      Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities
      Index, including securities that are investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. The index is unmanaged, and investments cannot be made in an index.

2

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (continued)

               Growth of $10,000 Invested in BBH Broad Market Fund

The graph below  illustrates  the  hypothetical  investment of $10,000(1) in the
Class N shares of the Fund from July 20, 2000 to October 31, 2008 as compared to the LBAG Index.

                                       --------------------------------------------
                                       Total Return for the Period Ended
                                                    October 31, 2008
                                        --------------------------------------------
                                                                                         Since
                                                        Five Years          Inception
                                  One Year    (Annualized)    (Annualized)
                                         --------------------------------------------
                  Class N      (2.08)%         2.41%               4.72%(2)
                  Class I        (1.92)%         2.56%               4.89%

[The following information was depicted as a line chart in the printed material]

               Date        Broad Market Fund*         LBAG Index
                 --------            ------------------                ----------
              07/20/00                10,000.00                 10,000.00
              07/31/00                10,006.55                 10,011.70
              08/31/00                10,124.27                 10,155.87
              09/30/00                10,193.42                 10,218.83
              10/31/00                10,263.69                 10,286.28
              11/30/00                10,427.35                 10,454.56
              12/31/00                10,631.59                 10,647.97
              01/31/01                10,791.77                 10,821.53
              02/28/01                10,910.02                 10,915.68
              03/31/01                10,964.13                 10,970.26
              04/30/01                10,920.76                 10,924.18
              05/31/01                10,986.12                 10,989.73
              06/30/01                11,029.63                 11,031.49
              07/31/01               11,259.54                  11,278.60
              08/31/01               11,380.31                  11,408.30
              09/30/01               11,413.46                  11,540.64
              10/31/01               11,624.21                  11,781.84
              11/30/01               11,524.06                  11,619.25
              12/31/01               11,457.15                  11,544.88
              01/31/02               11,535.87                  11,638.40
              02/28/02               11,615.04                  11,751.29
              03/31/02               11,467.38                  11,556.22
              04/30/02               11,695.64                  11,780.41
              05/31/02               11,775.91                  11,880.54
              06/30/02               11,775.91                  11,983.90
              07/31/02               11,810.51                  12,128.91
              08/31/02               12,029.74                  12,333.89
              09/30/02               12,145.56                  12,533.70
              10/31/02               11,902.03                  12,476.04
              11/30/02               12,053.48                  12,472.30
              12/31/02               12,305.63                  12,730.47
              01/31/03               12,393.27                  12,741.93
              02/28/03               12,579.92                  12,917.77
              03/31/03               12,604.73                  12,907.44
              04/30/03               12,823.99                  13,014.57
              05/31/03               13,042.09                  13,256.64
              06/30/03               13,080.07                  13,230.13
              07/31/03               12,697.45                  12,785.59
              08/31/03               12,745.54                  12,869.98
              09/30/03               13,112.00                  13,211.03
              10/31/03               13,012.21                  13,114.59
              11/30/03               13,057.75                  13,146.07
              12/31/03               13,203.53                  13,280.16
              01/31/04               13,296.14                  13,387.73
              02/29/04               13,435.07                  13,532.31
              03/31/04               13,543.49                  13,633.81
              04/30/04               13,211.30                  13,279.33
              05/31/04               13,143.06                  13,226.21
              06/30/04               13,201.46                  13,301.60
              07/31/04               13,324.66                  13,433.28
              08/31/04               13,598.79                  13,689.86
              09/30/04               13,652.83                  13,726.82
              10/31/04               13,763.10                  13,842.13
              11/30/04               13,663.88                  13,731.39
              12/31/04               13,786.20                  13,857.72
              01/31/05               13,864.75                  13,945.02
              02/28/05               13,826.57                  13,862.75
              03/31/05               13,729.29                  13,792.05
              04/30/05               13,910.74                  13,978.24
              05/31/05               14,051.19                  14,129.21
              06/30/05               14,140.82                  14,206.92
              07/31/05               14,034.74                  14,077.63
              08/31/05               14,201.14                  14,257.83
              09/30/05               14,086.41                  14,072.48
              10/31/05               13,967.81                  13,961.30
              11/30/05               14,016.24                  14,022.73
              12/31/05               14,152.72                  14,155.95
              01/31/06               14,165.55                  14,155.95
              02/28/06               14,221.02                  14,202.66
              03/31/06               14,071.63                  14,063.48
              04/30/06               14,019.36                  14,038.16
              05/31/06               13,999.22                  14,022.72
              06/30/06               14,028.97                  14,052.17
              07/31/06               14,199.80                  14,241.87
              08/31/06               14,398.20                  14,459.77
              09/30/06               14,525.99                  14,587.02
              10/31/06               14,557.92                  14,683.29
              11/30/06               14,761.27                  14,853.62
              12/31/06               14,705.16                  14,767.47
              01/31/07               14,737.73                  14,761.56
              02/28/07               14,919.15                  14,988.89
              03/31/07               14,949.57                  14,988.89
              04/30/07               15,016.23                  15,069.83
              05/31/07               14,905.54                  14,955.30
              06/30/07               14 ,788.30                 14,910.43
              07/31/07               14,743.20                  15,034.19
              08/31/07               14,769.61                  15,219.11
              09/30/07               14,895.51                  15,334.78
              10/31/07               14,969.81                  15,472.79
              11/30/07               15,122.82                  15,751.30
              12/31/07               15,120.22                  15,795.40
              01/31/08               15,373.74                  16,060.77
              02/29/08               15,368.29                  16,083.25
              03/31/08               15,332.35                  16,137.93
              04/30/08               15,262.59                  16,104.04
              05/31/08               15,135.62                  15,986.48
              06/30/08               15,176.14                  15,973.70
              07/31/08              15,158.29                   15,960.92
              08/31/08              15,310.65                   16,112.55
              09/30/08              15,070.09                   15,896.64
              10/31/08              14,658.07                   15,521.48

                           *net of fees and expenses

Performance  data quoted  represents past  performance  which is no guarantee of future results.  Investment return and principle value will fluctuate so that an investor's shares, when redeemed,  may be worth more or less than their original cost. Mutual Fund performance  changes over time and current  performance may be lower or higher than what is stated.  Returns do not reflect  the  deduction  of taxes that a shareholder  would pay on Fund  distributions  or the redemption of
Fund shares.  For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

----------
(1)   The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAG Index has been adjusted to reflect reinvestment of dividends on securities in the index. The LBAG Index is not adjusted to reflect sales charges, expenses or other fees that the Securities and
      Exchange Commission requires to be reflected in the Fund's performance.
      The index is unmanaged.

(2)   The BBH Broad Market Fund commenced operations on December 22, 2000.
      Performance prior to December 22, 2000 is that of the BBH Broad Market
      Fixed Income Portfolio adjusted to assume that all charges, expenses and fees of the Class N shares and the Portfolio which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations. The Class N shares' performance from December 22, 2000
      (commencement of operations) to October 31, 2008 was 4.15%.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                          3

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of
BBH Broad Market Fund:

We have audited the accompanying statement of assets and liabilities,  including the portfolio of  investments,  of BBH Broad Market Fund (a series of BBH Trust)
(the "Fund") as of October 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended,  and the  financial  highlights  for each of the five years in the period then ended.  These  financial  statements and financial highlights are the responsibility of the Fund's  management.  Our responsibility is to express an opinion on these financial  statements and financial highlights based on our audits.

We conducted our audits in accordance  with the standards of the Public  Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not  required  to  have,  nor were we  engaged  to  perform,  an audit of its internal control over financial reporting.  Our audit included  consideration of internal  control  over  financial  reporting  as a basis  for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Fund's internal control over financial  reporting.  Accordingly,  we express no such  opinion.  An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement  presentation.  Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers;  where replies were not received from brokers,  we performed  other auditing  procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of BBH
Broad Market Fund as of October 31, 2008,  the results of its operations for the year then ended,  the changes in its net assets for each of the two years in the period then ended,  and the financial  highlights  for each of the five years in the period  then ended,  in  conformity  with  accounting  principles  generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 22, 2008

4

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
October 31, 2008 (unaudited)

BREAKDOWN BY SECURITY TYPE

                                                                                                                          Percent of
                                                                                              U.S. $ Value       Net Assets
                                                                                                 ------------            ----------
Asset Backed Securities.............................                   $  19,222,042              7.5%
Collateralized Mortgage Backed Securities...........           1,978,660               0.8
Corporate Bonds.....................................                           82,383,302              32.3
Municipal Bond......................................                             1,441,222                0.6
U.S. Government Agency Obligations..................       131,735,284              51.7
U.S. Treasury Notes and Bonds.......................               30,621,561             12.0
Commercial Paper....................................                             4,799,965               1.9
Liabilities in Excess of Cash and Other Assets......     (17,289,642)            (6.8)
                                                                                                ------------             -----
NET ASSETS..........................................                       $254,892,394           100.0%
                                                                                         ==========         =====

All data as of October  31,  2008.  The Fund's  breakdown  by  security  type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                          5

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
October 31, 2008


  Principal                                                                                                            Maturity      Interest
   Amount                                                                                                               Date             Rate             Value
    ---------                                                                                                                --------           -----             ----------
                     ASSET BACKED SECURITIES (7.5%)
$   750,000   Advanta Business Card Master
                     Trust 2007-D1A(1),(2).............                                                     01/22/13         5.678%    $   223,385
     400,000   American Express Credit Account
                     Master Trust 2006-2...............                                                      01/15/14         5.350             374,590
  2,875,000   Banc of America Securities Auto
                     Trust 2006-G1.....................                                                           12/20/10         5.170         2,806,652
     752,068   Capital One Auto Finance
                     Trust 2005-BSS....................                                                          12/15/10        4.480            742,310
     189,029   Capital One Auto Finance Trust 2006-A                                   11/15/10        5.330            188,332
  1,030,000   Capital One Multi-Asset Execution
                     Trust 2003-B5.....................                                                            08/15/13        4.790            850,116
     465,000   Chase Issuance Trust 2007-A3........                                           04/15/19        5.230             342,189
  3,245,000   Chase Issuance Trust 2008-A11.......                                          07/15/15        5.400          2,791,291
     392,995   CIT Equipment Collateral 2005-EF1(2)                                       09/20/10        4.318             391,557
  1,390,000   Citibank Credit Card Issuance
                     Trust 2006-A4.....................                                                           05/10/13        5.450         1,302,458
       85,901   Countrywide Asset-Backed
                     Certificates 2004-S1(2)...........                                                       03/25/20        3.872              83,236
       12,730   Countrywide Asset-Backed
                     Certificates 2004-13(2)...........                                       02/25/31         3.989              12,679
     131,902   Countrywide Home Equity Loan
                     Trust 2004-O(2)...................                                          02/15/34         4.840              88,630
     315,079   Credit-Based Asset Servicing and
                     Securitization LLC 2003-CB3(2)....                                              12/25/32         2.879            264,882
       71,100   GS Auto Loan Trust 2005-1...........                                              05/17/10        4.450              71,087
       90,000   Honda Auto Receivables Owner
                     Trust 2006-1......................                                             07/18/11        5.080              89,683
     563,891   Household Automotive Trust 2006-1...                                     06/17/11        5.430            553,403
     694,724   Hyundai Auto Receivables Trust 2004-A                                 08/15/11        3.460            692,308
  1,560,000   Nissan Auto Receivables Owner
                     Trust 2006-B......................                                                             11/15/11        5.220         1,530,967
     885,636   SLM Student Loan Trust 2005-9(2)....                                        01/25/19        3.585            883,367
  1,548,630   UPFC Auto Receivables Trust 2006-A..                                    05/15/12        5.490         1,485,536


   The accompanying notes are an integral part of these financial statements.

6

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2008


  Principal                                                                                            Maturity      Interest
   Amount                                                                                                Date            Rate              Value
    ---------                                                                                                --------             -----             ---------
                     ASSET BACKED SECURITIES (continued)
$3,132,805   USAA Auto Owner Trust 2005-1........                                       11/15/11         4.130%  $  3,119,630
     350,000   Wachovia Auto Owner Trust 2005-B....                                    11/20/12         4.930            333,754
                                                                                                                                        ------------
                     Total Asset Backed Securities
                     (Identified cost $20,905,939).......                                                                        19,222,042
                                                                                                                                        ------------

                     COLLATERALIZED MORTGAGE
                     BACKED SECURITIES (0.8%)
  1,500,000   Bear Stearns Commercial Mortgage
                     Securities 2006-PW11(2)...........                                    03/11/39        5.408         1,390,347
     605,358   Morgan Stanley Capital I 2006-HQ8...                                        03/12/44        5.124            588,313
                                                                                                                                                ------------
                       Total Collateralized
                      Mortgage Backed Securities
                      (Identified cost $2,113,563)........                                                                                          1,978,660
                                                                                                                                                                        ------------

                     CORPORATE BONDS (32.3%)
                     AGRICULTURE (0.3%)
     330,000   Philip Morris International, Inc....                                                05/16/38        6.375            261,578
     600,000   Reynolds American, Inc..............                                  07/15/15        7.300            512,449
                                                                                                                                                                        ------------
                                                                                                                                                                           774,027
                                                                                                                                                                       ------------

                     AUTO MANUFACTURES (0.4%)
  1,000,000   DaimlerChrysler NA Holding Corp.....                                         06/15/10        4.875            859,438
     100,000   DaimlerChrysler NA Holding Corp.....             11/15/13        6.500              74,958
                                                                                                                                ------------
                                                                                                                                           934,396
                                                                                                                                ------------

                     BANKING (1.0%)
  1,400,000   Bank of New York Mellon Corp........                           11/01/12         4.950        1,350,912
       75,000   PNC Funding Corp....................                             02/01/17         5.625             63,505
     280,000   Wachovia Corp.......................                                       10/15/16         5.625            218,935
  1,155,000   Wells Fargo Bank NA.................                                  05/16/16         5.750         1,034,871
                                                                                                                        ------------
                                                                                                                                        2,668,223
                                                                                                                                ------------

                     BEVERAGES (1.7%)
     825,000   Coca-Cola Co........................                                  11/15/17         5.350          748,880
  1,695,000   Diageo Finance BV...................                                     04/01/13         5.500        1,598,019
  1,470,000   Molson Coors Capital Finance ULC....                                       09/22/10         4.850        1,472,461


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                          7

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2008


  Principal                                                                            Maturity     Interest
   Amount                                                                        Date           Rate              Value
     ---------                                                                   --------            -----           ---------
                     CORPORATE BONDS (continued)
                     BEVERAGES (continued)
$   185,000   PepsiAmericas, Inc..................                               05/31/11        5.625%   $   190,168
     500,000   PepsiCo, Inc........................                 06/01/18        5.000           431,947
                                                                                                        ------------
                                                                                                                        4,441,475
                                                                                                         ------------

                      COMMERCIAL SERVICES (0.4%)
  1,085,000   Western Union Co....................                               11/17/11        5.400        1,055,179
                                                                                                                 ------------

                     COSMETICS / PERSONAL CARE (0.6%)
     495,000   Estee Lauder Cos., Inc..............                      05/15/17        5.550           404,269
  1,275,000   Procter & Gamble Co.................                      03/05/37        5.550        1,102,798
                                                                                                                                                                         ------------
                                                                                                                                         1,507,067
                                                                                                                                                                         ------------

                     DIVERSIFIED FINANCIAL SERVICES (9.6%)
     330,000   American Express Co.................                     09/12/16        5.500            262,040
     965,000   Associates Corp. of North America...                  11/01/08        6.250            965,000
  1,245,000   AXA Financial, Inc..................                               08/01/10        7.750         1,284,439
  1,700,000   Citigroup, Inc......................                                     01/18/11        6.500         1,654,802
     185,000   ConocoPhillips Canada Funding Co. I.               10/15/16         5.625            162,365
  1,425,000   Credit Suisse USA, Inc..............                            08/16/16         5.850         1,125,636
  1,525,000   FIA Card Services NA................                           06/15/12         6.625         1,473,742
  1,400,000   General Electric Capital Corp.......                          09/15/17        5.625         1,144,559
  2,540,000   Goldman Sachs Group, Inc............                        01/15/12        6.600         2,400,778
  2,850,000   HSBC Finance Corp...................                            11/27/12         6.375         2,634,888
  2,725,000   International Lease Finance Corp....                    09/01/10         4.875         1,908,211
  1,370,000   JP Morgan Chase & Co................                         05/01/15         5.250         1,221,488
  2,775,000   Merrill Lynch & Co., Inc............                            07/25/11         5.770        2,619,844
  2,220,000   Morgan Stanley......................                        04/01/14         4.750        1,578,944
  2,640,000   Textron Financial Corp..............                             02/03/11         5.125        2,357,671
     365,000   Travelers Cos., Inc.................                                 06/15/12         5.375           328,971
  1,290,000   Unilever Capital Corp...............                              11/01/10         7.125        1,333,313
                                                                                                                         ------------
                                                                                                                                       24,456,691
                                                                                                     ------------


   The accompanying notes are an integral part of these financial statements.

8

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2008


  Principal                                                                      Maturity       Interest
   Amount                                                                         Date              Rate         Value
     ---------                                                                 --------            -----           ---------
                     CORPORATE BONDS (continued)
                     FOOD (1.7%)
$    780,000  ConAgra Foods, Inc..................                             09/15/11          6.750%  $  761,957
     310,000   Hershey Co..........................                                    09/01/11           5.300         305,699
     700,000   Kellogg Co..........................                             04/01/31           7.450         699,171
     695,000   Kraft Foods, Inc....................                          08/11/17           6.500         610,959
  1,470,000   Safeway, Inc........................                                    11/01/08           4.125      1,470,000
     800,000   Tesco, Plc.(1)......................                                    11/15/37           6.150          530,988
                                                                                                            ------------
                                                                                                                                        4,378,774
                                                                                                                                ------------

                     FOREST PRODUCTS & PAPER (0.1%)
     148,000   International Paper Co..............                             10/30/12           5.850         127,136
                                                                                                                                ------------

                     HEALTHCARE PRODUCTS (0.4%)
  1,075,000   Amgen, Inc..........................                                    06/01/17           5.850         954,268
                                                                                                          -----------

                     HEALTHCARE SERVICES (0.5%)
     405,000   UnitedHealth Group, Inc.............                           06/15/17          6.000         328,388
  1,100,000   WellPoint, Inc......................                                    06/15/17          5.875         899,190
                                                                                                                                ------------
                                                                                                                                        1,227,578
                                                                                                                ------------

                    HOUSEHOLD PRODUCTS / WARES (0.6%)
      60,000   Clorox Co...........................                                  10/15/12        5.450           55,470
    675,000   Fortune Brands, Inc.................                                  01/15/11        5.125         624,219
    905,000   Kimberly-Clark Corp.................                                 08/01/17        6.125         843,690
                                                                                                                                ------------
                                                                                                                        1,523,379
                                                                                                                                ------------

                     INDUSTRIALS (1.3%)
     675,000   Boeing Co...........................                                        02/15/13        5.125         640,268
     290,000   Emerson Electric Co.................                                 12/01/16        5.125         257,209
     900,000   Lockheed Martin Corp................                                     05/01/36        7.200         852,785
     330,000   Parker-Hannifin Corp................                                05/15/38        6.250         274,523
  1,500,000   United Technologies Corp............                          07/15/38        6.125       1,293,789
                                                                                                                        ------------
                                                                                                                                3,318,574
                                                                                                                        ------------


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                          9

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2008


  Principal                                                                                       Maturity      Interest
   Amount                                                                                         Date             Rate           Value
    ---------                                                                                                                   --------          -----             ---------
                     CORPORATE BONDS (continued)
                     INFORMATION TECHNOLOGY (0.2%)
$   630,000   International Business Machines Corp.                        09/14/17      5.700%   $   572,283
                                                                                                                                 ------------

                     INSURANCE (1.1%)
       75,000   American International Group, Inc...                                             10/18/16        5.600            27,094
     565,000   Commerce Group, Inc.................                                                      12/09/13       5.950           527,786
     810,000   Everest Reinsurance Holdings, Inc...                                            10/15/14        5.400           624,478
     555,000   Hartford Financial Services Group, Inc.                        10/15/16        5.500          376,727
  1,385,000   MetLife, Inc........................                                       12/01/11        6.125       1,341,471
                                                                                                                                        ------------
                                                                                                                                2,897,556
                                                                                                               ------------

                     MATERIALS (0.6%)
     985,000   Dow Chemical Co.....................                        10/01/12        6.000         934,198
     755,000   E.I. Du Pont de Nemours & Co........                      07/15/13        5.000         720,893
                                                                                                                                       ------------
                                                                                                                                       1,655,091
                                                                                                         ----------

                     MEDIA (1.0%)
  1,410,000   Comcast Corp........................                           03/15/11        5.500       1,346,417
     985,000   COX Communications, Inc.............                        10/01/12        7.125          940,764
     390,000   Time Warner Cable, Inc..............                            05/01/17        5.850          319,495
                                                                                                                               ------------
                                                                                                                                       2,606,676
                                                                                                                                ------------

                      OIL & GAS (1.9%)
        35,000   Apache Corp.........................                                  04/15/13        5.250           33,114
      500,000   Canadian Natural Resources, Ltd.....                   01/15/32        7.200          402,418
      825,000   EnCana Corp.........................                                  02/01/38        6.500          572,250
      700,000   Halliburton Co......................                                          09/15/18        5.900          641,999
   1,005,000   Marathon Oil Corp...................                              10/01/17        6.000          800,547
   1,013,000   Pemex Project Funding Master Trust..                                02/01/09        7.875       1,005,952
     725,000   Petronas Capital, Ltd.(1)...........                              05/22/12        7.000          707,980
     635,000   Transocean, Inc.....................                                  04/15/18        7.375          590,469
                                                                                                               ------------
                                                                                                                       4,754,729
                                                                                                                        ------------


   The accompanying notes are an integral part of these financial statements.

10

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2008


  Principal                                                                                       Maturity   Interest
   Amount                                                                                           Date        Rate              Value
      ---------                                                                                 --------        -----             ---------
                      CORPORATE BONDS (continued)
                      PHARMACEUTICALS (2.2%)
$    325,000   Bristol-Myers Squibb Co.............                                  05/01/38       6.125%  $   270,222
   2,735,000   Eli Lilly & Co......................                                      03/15/17       5.200        2,481,712
     825,000    GlaxoSmithKline Capital, Inc........                                 05/15/18       5.650           731,123
     850,000    Schering-Plough Corp................                    09/15/17       6.000           746,735
   1,285,000   WYETH...............................                                     03/15/11       6.950        1,315,102
                                                                                                                       ------------
                                                                                                               5,544,894
                                                                                                                ------------

                      REAL ESTATE (0.2%)
      610,000   Brookfield Asset Management, Inc....                          06/15/12       7.125         612,947
                                                                                                                         ------------

                      RETAIL (1.2%)
   1,020,000   CVS Caremark Corp...................                              08/15/16       6.125          853,481
      360,000   Lowe's Cos., Inc....................                                  10/15/16       5.400          303,427
      800,000   Target Corp.........................                                     01/15/38       7.000          612,099
      700,000   Walgreen Co.........................                           08/01/13       4.875          683,884
      820,000   Wal-Mart Stores Inc.................                      04/15/38       6.200          707,847
                                                                                                                ------------
                                                                                                                                                                        3,160,738
                                                                                                                ------------

                      SEMICONDUCTORS (0.2%)
      600,000   National Semiconductor Corp.........                     06/15/12       6.150          576,674
                                                                                                                                               ------------

                     TELECOMMUNICATIONS (2.9%)
      635,000   AT&T, Inc...........................                                                            09/15/09       4.125          627,704
   1,660,000   AT&T, Inc...........................                                                            03/15/11       6.250       1,634,286
      480,000   AT&T, Inc...........................                                                            09/15/14       5.100          419,228
   1,485,000   Deutsche Telekom International
                      Finance BV........................                                      06/15/10       8.500       1,462,621
      435,000   France Telecom S.A..................                             03/01/11       7.750          430,250
      675,000   KT Corp.(1).........................                                    07/15/15       4.875           496,009
      580,000   Telecom Italia Capital S.A..........                          01/15/10       4.000           522,655
   1,180,000   Verizon California, Inc.............                              01/15/09       5.500        1,176,676
      585,000   Verizon Communications, Inc.........                     04/01/17       5.500           498,835
                                                                                                                      ------------
                                                                                                                                      7,268,264
                                                                                                                              ------------


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         11

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2008


   Principal                                                                             Maturity     Interest
   Amount                                                                                                 Date          Rate             Value
       ---------                                                              --------           -----           ---------
                      CORPORATE BONDS (continued)
                      TRANSPORTATION (0.7%)
$    635,000   MISC Capital, Ltd.(1)...............                             07/01/09       5.000%   $   626,928
      800,000   Norfolk Southern Corp...............                                                  05/15/17       7.700           786,560
      270,000   Union Pacific Corp..................                              01/15/12       6.125           258,124
                                                                                                                               ------------
                                                                                                                                       1,671,612
                                                                                                                                                                       ------------

                      UTILITIES (1.5%)
      520,000   Dominion Resources, Inc.............                                12/15/10       4.750            502,746
      525,000   Duke Energy Carolinas LLC...........                      04/15/38       6.050            442,817
      650,000   EDP Finance BV(1)...................                             11/02/12       5.375            593,319
      165,000   Florida Power & Light Co............                         11/01/17       5.550            152,518
      665,000   MidAmerican Energy Co...............                               07/15/12       5.650            643,078
      850,000   Pacific Gas & Electric Co...........                           02/15/38        6.350           668,096
      735,000   Sempra Energy.......................                                                        02/01/13        6.000           692,497
                                                                                                                              ------------
                                                                                                                               3,695,071
                                                                                                                       ------------
                       Total Corporate Bonds
                       (Identified cost $92,228,214).......                                                                      82,383,302
                                                                                                                               ------------

                      MUNICIPAL BOND (0.6%)
   1,485,000   Mississippi Development Bank
                      Special Obligation................                                 07/01/12        5.240        1,441,222
                                                                                                                                       ------------
                      Total Municipal Bond
                      (Identified cost $1,489,253)........                                                                                          1,441,222
                                                                                                                                ------------

                       U.S. GOVERNMENT AGENCY
                       OBLIGATIONS (51.7%)
   3,000,000    Federal Home Loan Bank..............                               05/20/11        2.625        2,945,079
   3,000,000    Federal Home Loan Bank..............                               08/14/13        5.125        3,096,096
   4,900,000    Federal Home Loan Mortgage Corp.....                      05/21/09        5.250        4,965,773
   4,600,000    Federal Home Loan Mortgage Corp.....                      03/15/11        5.625        4,863,069
        11,809    Federal Home Loan Mortgage Corp.....                      08/15/13        4.000             11,817
        41,326    Federal Home Loan Mortgage Corp.....                      08/15/13        4.500             41,402
      175,000    Federal Home Loan Mortgage Corp.....                                      05/15/28        5.500           177,394
      180,000    Federal Home Loan Mortgage Corp.....                                      01/15/29        5.500           181,862


   The accompanying notes are an integral part of these financial statements.

12

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2008


  Principal                                                                     Maturity      Interest
   Amount                                                                                 Date            Rate         Value
  ---------                                                                   --------            -----      ---------
                       U.S.GOVERNMENT AGENCY
                       OBLIGATIONS (continued)
$  1,550,000   Federal Home Loan Mortgage Corp.....                      07/15/32        6.250%  $ 1,682,909
       105,000   Federal Home Loan Mortgage Corp.....                                      10/15/34        5.500            101,747
    6,750,000   Federal National Mortgage Assoc.....                        09/15/12        4.375         6,846,444
         42,455   Federal National Mortgage Assoc.....                        04/01/17        6.500              43,521
    2,450,000   Federal National Mortgage Assoc.....                        06/12/17        5.375         2,476,575
    2,855,373   Federal National Mortgage Assoc.....                        02/01/20        5.000         2,797,558
    3,243,072   Federal National Mortgage Assoc.....                        02/01/20        5.000         3,177,406
       132,076   Federal National Mortgage Assoc.....                        03/01/20        4.500            126,059
    6,407,071   Federal National Mortgage Assoc.....                        06/01/20        5.000         6,277,342
       109,097   Federal National Mortgage Assoc.....                        10/25/21        6.000            112,101
    3,700,000   Federal National Mortgage Assoc.
                       (TBA 15YR)........................                                            11/03/23        5.000         3,616,750
           5,640   Federal National Mortgage Assoc.....                        12/01/28        7.500                5,949
           3,581   Federal National Mortgage Assoc.....                        04/01/29        7.500                3,778
           4,160   Federal National Mortgage Assoc.....                        04/01/29        7.500                4,388
    1,500,000   Federal National Mortgage Assoc.....                        11/15/30        6.625         1,695,261
         13,243   Federal National Mortgage Assoc.....                        12/01/30        7.500              13,942
       119,236   Federal National Mortgage Assoc.....                        01/25/31        6.000            119,267
       270,000   Federal National Mortgage Assoc.....                        03/25/31        5.500            269,916
       184,429   Federal National Mortgage Assoc.....                        07/01/32        7.000            190,338
       239,662   Federal National Mortgage Assoc.....                        11/01/32        6.500            244,545
       101,238   Federal National Mortgage Assoc.....                        10/01/33        6.000            101,486
         23,387   Federal National Mortgage Assoc.....                        11/25/33        5.500              23,412
       119,041   Federal National Mortgage Assoc.....                        03/01/34        4.500            108,355
       225,061   Federal National Mortgage Assoc.....                        07/01/34        6.500            228,943
       244,848   Federal National Mortgage Assoc.....                        09/01/34        6.500            249,072
       779,434   Federal National Mortgage Assoc.....                        06/01/35        5.500            762,343
         11,858   Federal National Mortgage Assoc.....                        11/01/35        6.500              12,033
       219,851   Federal National Mortgage Assoc.....                                        11/01/35        6.500            223,094
       236,687   Federal National Mortgage Assoc.....                        11/01/35        6.500            240,178
       195,380   Federal National Mortgage Assoc.....                        12/01/35        6.500            198,262
       246,515   Federal National Mortgage Assoc.....                                        01/01/36        6.500            250,035
         16,786   Federal National Mortgage Assoc.....                                        02/01/36        6.500              17,025


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         13

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2008


  Principal                                                                                              Maturity     Interest
   Amount                                                                                                                  Date           Rate            Value
  ---------                                                                                                                    --------           -----            ---------
                      U.S.GOVERNMENT AGENCY
                      OBLIGATIONS (continued)
$     190,497   Federal National Mortgage Assoc.....                        02/01/36        6.500%   $   193,307
       228,930   Federal National Mortgage Assoc.....                        02/01/36        6.500            232,200
       254,301   Federal National Mortgage Assoc.....                        02/01/36        6.500            258,052
       197,683   Federal National Mortgage Assoc.....                        03/01/36        6.500            200,506
       277,250   Federal National Mortgage Assoc.....                        03/01/36        6.500            281,210
       194,982   Federal National Mortgage Assoc.....                        04/01/36        6.500            197,767
       300,712   Federal National Mortgage Assoc.....                        04/01/36        6.500            305,006
       248,973   Federal National Mortgage Assoc.....                        05/01/36        6.500            252,528
       817,492   Federal National Mortgage Assoc.....                        05/01/36        6.500            829,167
       198,691   Federal National Mortgage Assoc.....                        06/01/36        6.500            201,528
       216,005   Federal National Mortgage Assoc.....                        06/01/36        6.500            219,090
       233,171   Federal National Mortgage Assoc.....                        06/01/36        6.500            236,501
       241,980   Federal National Mortgage Assoc.....                        06/01/36        6.500            245,436
       248,881   Federal National Mortgage Assoc.....                        06/01/36        6.500            252,435
       310,370   Federal National Mortgage Assoc.....                                        06/01/36        6.500            314,803
       538,676   Federal National Mortgage Assoc.(2).                      07/01/36        5.748            544,665
       206,638   Federal National Mortgage Assoc.....                        08/01/36        6.500            209,589
       383,261   Federal National Mortgage Assoc.....                        08/01/36        6.500            388,734
       412,643   Federal National Mortgage Assoc.....                        08/01/36        6.500            418,537
       960,441   Federal National Mortgage Assoc.(2).                      09/01/36        5.812            972,086
       137,830   Federal National Mortgage Assoc.....                        09/01/36        6.500            139,799
       230,316   Federal National Mortgage Assoc.....                    09/01/36        6.500            233,605
       360,247   Federal National Mortgage Assoc.....                        09/01/36        6.500           3 65,392
       199,033   Federal National Mortgage Assoc.....                        10/01/36        6.500            201,875
       352,823   Federal National Mortgage Assoc.....                                10/01/36        6.500            357,861
       373,978   Federal National Mortgage Assoc.....                        10/01/36        6.500            379,319
       386,098   Federal National Mortgage Assoc.....                        11/01/36        6.500           391,612
       400,637   Federal National Mortgage Assoc.....                                        11/01/36        6.500           406,358
       432,000   Federal National Mortgage Assoc.....                                        11/01/36        6.500           438,169
       444,247   Federal National Mortgage Assoc.....                                        11/01/36        6.500           450,592
    3,965,731   Federal National Mortgage Assoc.....                                        12/01/36        6.000        3,966,144
       217,137   Federal National Mortgage Assoc.....                                        12/01/36        6.500           220,238
       398,723   Federal National Mortgage Assoc.....                                        12/01/36        6.500           404,417


   The accompanying notes are an integral part of these financial statements.

14

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2008


  Principal                                                                                                              Maturity     Interest
   Amount                                                                                                                Date             Rate            Value
  ---------                                                                                                                   --------            -----            ---------
                      U.S.GOVERNMENT AGENCY
                      OBLIGATIONS (continued)
$     432,498  Federal National Mortgage Assoc.....                                        12/01/36         6.500%   $   438,675
    1,287,265  Federal National Mortgage Assoc.(2).                                       01/01/37        5.489         1,305,603
       388,351  Federal National Mortgage Assoc.....                                        01/01/37         6.500            393,897
       353,982  Federal National Mortgage Assoc.....                                        03/01/37         6.500            359,017
  13,979,311  Federal National Mortgage Assoc.....                                        06/01/37         5.500       13,665,447
    9,421,081  Federal National Mortgage Assoc.....                                        07/01/37         6.000         9,421,532
    8,215,312  Federal National Mortgage Assoc.....                                        07/01/37         6.500         8,332,175
    8,659,499  Federal National Mortgage Assoc.....                                        08/01/37         6.000         8,659,914
    5,085,000  Federal National Mortgage Assoc.
                      (TBA 30YR)........................                                                            11/03/38         5.000         4,816,451
    2,400,000  Federal National Mortgage Assoc.
                      (TBA 30YR)........................                                                            11/03/38         6.500         2,432,251
         74,446  Federal National Mortgage Assoc.....                                        02/25/44         5.950              75,310
       477,570  FHLMC Gold Pool.....................                                                    05/01/19         4.000            442,529
    1,558,801  FHLMC Gold Pool.....................                                                    05/01/19         4.000         1,444,428
       886,167  FHLMC Gold Pool.....................                                                    12/01/19         4.000            821,146
    2,593,713  FHLMC Gold Pool.....................                                                    02/01/20         4.000         2,403,405
       470,347  FHLMC Gold Pool.....................                                                    04/01/20         4.000            434,660
         68,147  FHLMC Gold Pool.....................                                                    01/01/22         4.000              62,912
    1,349,048  FHLMC Gold Pool.....................                                                    10/01/34         5.500         1,319,949
       158,295  FHLMC Gold Pool.....................                                                    11/01/35         5.000            149,958
        91,884   FHLMC Gold Pool.....................                                                    12/01/35         5.000              87,044
      124,883   FHLMC Gold Pool.....................                                                    12/01/35         5.000            118,306
   7,999,062   FHLMC Gold Pool.....................                                                    06/01/36         5.000         7,577,778
   1,507,813   FHLMC Non Gold Guaranteed(2)........                                       04/01/36          5.411         1,515,251
      335,585   FHLMC Non Gold Guaranteed(2)........                                       12/01/36          5.420            339,968
      694,326   FHLMC Non Gold Guaranteed(2)........                                       01/01/37          5.494            704,041
   1,130,732   FHLMC Non Gold Guaranteed(2)........                                       02/01/37          5.445         1,146,304
        56,006   General National Mortgage Assoc.(2).                                      08/20/29          5.625              56,279
                                                                                                                                                                          ------------
                      Total U.S. Government Agency Obligations
                      (Identified cost $132,973,892)......                                                                                       131,735,284
                                                                                                                                                                          ------------


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         15

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2008


  Principal                                                                                                              Maturity   Interest
   Amount                                                                                                                 Date          Rate             Value
  ---------                                                                                                                    --------          -----            ---------
                      U.S. TREASURY NOTES AND BONDS (12.0%)
$ 2,200,000   U.S. Treasury Bonds.................                                                    02/15/23        7.125%   $2,708,235
      210,000   U.S. Treasury Bonds.................                                                    02/15/26        6.000           239,384
   1,305,000   U.S. Treasury Bonds.................                                                    02/15/36        4.500        1,329,164
      760,000   U.S. Treasury Bonds.................                                                    02/15/37        4.750            805,778
      560,000   U.S. Treasury Notes.................                                                     08/15/13        4.250            599,506
      300,000   U.S. Treasury Notes.................                                                     08/15/16        4.875            319,711
 22,810,000   U.S. Treasury Notes.................                                                     08/15/17        4.750       24,142,971
      730,000   United States Treasury Inflation
                       Indexed Bonds.....................                                                         11/15/17        8.493            476,812
                                                                                                                                                                       ------------
                      Total U.S. Treasury Notes and Bonds
                      (Identified cost $30,959,903).......                                                                                        30,621,561
                                                                                                                                                                     ------------

                     COMMERCIAL PAPER (1.9%)
  4,800,000   Deutsche Bank Financial LLC.........                                            11/03/08        0.130          4,799,965
                                                                                                                                                                        ------------
                     Total Commercial Paper
                     (Identified cost $4,799,965)........                                                                                            4,799,965
                                                                                                                                                                        ------------

TOTAL INVESTMENTS (Identified cost $285,470,729(3))........                            106.8%             $272,182,036
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS.............                     (6.8)                   (17,289,642)
                                                                                                                                           -----                     ------------
NET ASSETS.................................................                                                              100.0%              $254,892,394
                                                                                                                                       =====                 =========


----------
(1)   Security exempt from registration under Rule 144A of the Securities Act of
      1933.  These  securities  may  be  resold  in  transactions   exempt  from
      registration,  normally to qualified  institutional  buyers.  Total market value of 144A securities owned at October 31, 2008, was $3,178,609 or 1.3%
      of net assets.

(2)   Variable rate instrument. Interest rates change on specific dates (such as coupon or interest  payment date).  The yield shown represents the October
      31, 2008 coupon or interest rate.

(3)   The aggregate  cost for federal income tax purposes is  $285,734,672,  the aggregate  gross  unrealized  appreciation  is $481,668 and the  aggregate gross unrealized depreciation is $14,034,304,  resulting in net unrealized depreciation of $13,552,636.

   The accompanying notes are an integral part of these financial statements.

16

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2008

ASSETS:
   Investments in securities, at value
      (identified cost $285,470,729) .............................                   $272,182,036
   Cash..........................................................                                              74,957
   Receivables for:
     Interest....................................................                                        2,719,906
     Capital stock sold..........................................                                   209,383
     Investment sold.............................................                                     51,612
                                                                                                               ------------
       Total Assets..............................................                              275,237,894
                                                                                                               ------------
LIABILITIES:
   Payables for:
     Investment purchased........................................                        20,081,583
     Investment advisory and administrative fees.................               64,566
     Capital stock redeemed......................................                                63,342
     Custody and accounting fees.................................                          55,719
     Professional fees...........................................                                      30,800
     Shareholder servicing fees..................................                              20,203
     Board of Trustees' fees.....................................                                   5,443
     Accrued expenses and other liabilities......................                     23,844
                                                                                                               ------------
       Total Liabilities.........................................                                  20,345,500
                                                                                                              ------------
NET ASSETS.......................................................                         $254,892,394
                                                                                                       ==========
Net Assets Consist of:
   Par value.....................................................                                $         27,376
   Paid-in capital...............................................                               280,892,104
   Undistributed net investment income...........................                  833,711
   Accumulated net realized loss on investments and
     foreign exchange transactions...............................                 (13,572,064)
   Net unrealized depreciation on investments and
     foreign currency translations...............................                   (13,288,733)
                                                                                                            ------------
Net Assets.......................................................                             $254,892,394
                                                                                                         =========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES NET ASSET VALUE
   ($159,549,387 / 17,131,813 shares outstanding)................            $9.31
                                                                                                              =====
CLASS I SHARES NET ASSET VALUE
   ($95,343,007 / 10,243,730 shares outstanding).................            $9.31
                                                                                                              =====

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         17

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended October 31, 2008

NET INVESTMENT INCOME:
   Income:
     Interest and other income (net of withholding
       taxes of $999)....                                                                          $ 15,133,922
                                                                                                                  ------------
       Total Income..............................................                                    15,133,922
                                                                                                                  ------------

   Expenses:
     Investment advisory and administrative fees.................                 909,792
     Shareholder servicing fees..................................                                251,929
     Custody and accounting fees.................................                            192,407
     Professional fees...........................................                                          40,605
     Board of Trustees' fees.....................................                                     30,017
     Miscellaneous expenses......................................                                115,990
                                                                                                                   ------------
       Total Expenses............................................                                     1,540,740
       Expense offset arrangement................................                                (8,144)
                                                                                                                   ------------
       Net Expenses..............................................                                      1,532,596
                                                                                                                   ------------
     Net Investment Income.......................................                           13,601,326
                                                                                                                   ------------

NET REALIZED AND UNREALIZED LOSS:
   Net realized loss on investments, futures contracts and
     swap agreements.............................................                                 (3,607,006)
   Net realized loss on foreign exchange transactions............            (126,049)
                                                                                                                   ------------
     Net realized loss on investments and foreign
     exchange transactions                                                                    (3,733,055)
   Net change in unrealized depreciation on investments and
     futures contracts...........................................                                (14,264,265)
   Net change in unrealized depreciation on foreign
     currency translations                                                                        (323,607)
                                                                                                                  ------------
     Net change in unrealized depreciation.......................               (14,587,872)
                                                                                                                  ------------
   Net Realized and Unrealized Loss..............................                  (18,320,927)
                                                                                                                 ------------
Net Decrease in Net Assets Resulting from Operations.......     $ (4,719,601)
                                                                                                             =========

   The accompanying notes are an integral part of these financial statements.

18

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                                                   For the years ended October 31,
                                                                                                                                       ------------------------------------
                                                                                                                                          2008                          2007
                                                                                                                                    -------------                   ------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
     Net investment income ........................................................                           $  13,601,326             $ 12,185,548
     Net realized loss on investments, foreign exchange
       transactions, futures contracts and swap agreements ........................        (3,733,055)               (5,053,855)
     Net change in unrealized depreciation on investments,
       foreign currency translations and futures contracts ........................         (14,587,872)                  (361,679)
                                                                                                                                    -------------                  ------------
     Net increase (decrease) in net assets resulting
       from operations ............................................................                                      (4,719,601)                6,770,014
                                                                                                                                     -------------                 ------------
   Dividends and distributions declared:
     From net investment income:
     Class N ......................................................................                                            (7,097,397)                (6,668,697)
     Class I ......................................................................                                              (5,872,365)                (4,657,983)
                                                                                                                                     -------------                 ------------
       Total dividends and distributions declared .................................                (12,969,762)              (11,326,680)
                                                                                             -                                        ------------                 ------------
   Capital stock transactions:
     Net proceeds from sales of capital stock .....................................                    91,732,483                 85,260,256
     Net asset value of capital stock issued to shareholders
       for reinvestment of dividends and distributions ............................                  211,322                      395,914
     Net cost of capital stock redeemed ...........................................                   (108,067,830)               (33,205,938)
                                                                                                                                     -------------                 ------------
       Net increase (decrease) in net assets
         resulting from capital stock transactions ................................                   (16,124,025)               52,450,232
                                                                                                                                     -------------                 ------------
       Total increase (decrease) in net assets ....................................                    (33,813,388)               47,893,566

NET ASSETS:
   Beginning of year ..............................................................                                  288,705,782              240,812,216
                                                                                                                                     -------------                 ------------
   End of period (including undistributed net investment
     income of $833,711 and $938,997, respectively) ...............................          $ 254,892,394           $288,705,782
                                                                                                                                ==========            =========


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         19

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each year


                                                                                                  For the years ended October 31,
                                                                                 --------------------------------------------------------------------------
                                                                                     2008             2007                2006                2005            2004
                                                                                      ----                 ----                 ----                  ----                ----
Net asset value, beginning of year .................     $ 9.92           $10.10             $10.19           $10.57          $10.57
                                                                                    ------               ------               ------               ------             ------
Income from investment operations:
   Net investment income(1) .........................            0.44                0.46                0.48               0.42               0.43
   Net realized and unrealized gain (loss) ..........    (0.63)             (0.21)             (0.03)             (0.27)              0.17
                                                                                    ------               ------               ------              ------              ------
     Total income from investment operations ...  (0.19)               0.25                0.45               0.15               0.60
                                                                                   ------                ------               ------              ------               ------
Less dividends and distributions:
   From net investment income ......................       (0.42)             (0.43)               (0.46)            (0.41)             (0.44)
   From net realized gains ..........................                --                     --                  (0.08)            (0.12)             (0.16)
                                                                                   ------                ------               ------             ------                ------
     Total dividends and distributions ..............     (0.42)             (0.43)              (0.54)            (0.53)              (0.60)
                                                                                   ------                ------               ------            ------                 ------
Net asset value, end of year ........................         $ 9.31             $ 9.92            $10.10           $10.19             $10.57
                                                                                  ====               ====              ====            ====              ====
Total return ........................................                      (2.08)%           2.42%            4.64%           1.49%             5.77%
Ratios/Supplemental data:
   Net assets, end of year (in millions) ...........     $ 160              $ 168             $ 147             $ 149               $ 110
   Expenses as a percentage of
     average net assets .............................                 0.58%(2)       0.61%(2)       0.55%(2)       0.57%(2)        0.55%(3)
   Ratio of net investment income to
     average net assets .............................                 4.42%            4.62%            4.75%           4.06%             4.14%
   Portfolio turnover rate ..........................                185%             275%             325%             211%              210%


----------
(1)   Calculated using average shares outstanding for the year.

(2)   The ratio of expenses  to average  net assets for the years ended  October
      31,  2008,  2007,  2006 and 2005  reflect  fees  reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place,  this ratio  would have been  0.58%,  0.62%,  0.56% and
      0.58% respectively.

(3)   Had the expense payment agreement,  which terminated on December 31, 2004, not been in place,  the ratio of expenses to average net assets would have been as follows: N/A, N/A, N/A, N/A and 0.61%, respectively.

   The accompanying notes are an integral part of these financial statements.

20

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each year


                                                                                                         For the years ended October 31,
                                                                                   --------------------------------------------------------------------------
                                                                                        2008           2007               2006            2005             2004
                                                                                         ----            ----                  ----               ----                ----
Net asset value, beginning of year .................       $ 9.92       $10.10             $10.19          $10.57          $10.57
                                                                                       ------         ------                ------              ------             ------
Income from investment operations:
   Net investment income(1) .........................              0.46           0.48                  0.50              0.44              0.46
   Net realized and unrealized gain (loss) ..........      (0.64)        (0.20)               (0.04)            (0.27)             0.15
                                                                                       ------          ------                ------              ------             ------
     Total income (loss) from
       investment operations .......................                (0.18)         0.28                  0.46               0.17              0.61
                                                                                      ------          ------                 ------              ------             ------
Less dividends and distributions:
   From net investment income .......................         (0.43)          (0.46)               (0.47)             (0.43)           (0.45)
   From net realized gains ..........................                  --                 --                   (0.08)             (0.12)           (0.16)
                                                                                     ------            ------                ------              ------              ------
     Total dividends and distributions ..............      (0.43)           (0.46)              (0.55)             (0.55)            (0.61)
                                                                                    ------             ------                ------              ------              ------
Net asset value, end of year ........................          $ 9.31           $ 9.92            $10.10            $10.19           $10.57
                                                                                     ====          ====              ====             ====             ====
Total return ........................................                      (1.92)%          2.58%             4.79%           1.64%            5.91%
Ratios/Supplemental data:
   Net assets, end of year (in millions) ............       $95              $121              $    94            $    94              $  91
   Expenses as a percentage of
     average net assets .............................                0.42%(2)        0.46%(2)       0.40%(2)       0.42%(2)       0.40%(3)
   Ratio of net investment income to
     average net assets .............................                4.56%             4.78%            4.92%            4.21%           4.36%
   Portfolio turnover rate ..........................               185%               275%             325%             211%            210%


----------
(1)   Calculated using average shares outstanding for the year.

(2)   The ratio of expenses  to average  net assets for the years ended  October
      31,  2008,  2007,  2006 and 2005  reflect  fees  reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place,  this ratio  would have been  0.42%,  0.47%,  0.41% and
      0.44% respectively.

(3)   Had the expense payment agreement,  which terminated on December 31, 2004, not been in place,  the ratio of expenses to average net assets would have been as follows: N/A, N/A, N/A, N/A and 0.45%, respectively.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         21

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
October 31, 2008

1.    Organization and Significant  Accounting  Policies.  BBH Broad Market Fund
      (the "Fund") is a separate  diversified series of BBH Trust (the "Trust"), which is registered under the Investment  Company Act of 1940, as amended, as an open-end  management  investment  company.  The Trust was originally organized  under the laws of the State of Maryland on July 16, 1990 as BBH
      Fund,  Inc. and  re-organized  as a Delaware  statutory  trust on June 12,
      2007.  The Fund  commenced  operations  on December 22, 2000. On August 6,
      2002, the Trustees  reclassified the Fund's  outstanding  shares as "Class
      N", and established a new class of shares designated as "Class I". Class I commenced on December 3, 2002.  Class N and Class I shares have  different operating  expenses.  Neither Class N shares nor Class I shares convert to any other class of the Fund. At October 31, 2008,  there were seven series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles  generally  accepted  in the United  States of  America,  which require  management to make certain  estimates and assumptions at the date of the  financial  statements  and are based,  in part,  on the  following accounting policies. Actual results could differ from those estimates.

      A.    Valuation of Investments.  Bonds and other fixed income  securities, including restricted  securities (other than short-term  obligations but  including  listed  issues)  are valued at their most recent bid prices (sales price if the  principal  market is an exchange) in the principal  market in which such securities are normally  traded,  on the basis of valuations furnished by a pricing service, use of which has been approved by the Trustees.  In making such  valuations,  the
            pricing  service  utilizes  both   dealer-supplied   valuations  and
            electronic  data  processing  techniques  which  take  into  account appropriate  factors such as  institutional-size  trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue,  trading  characteristics  and  other  market  data,  without
            exclusive    reliance    upon   quoted   prices   or   exchange   or
            over-the-counter  prices,  since such  valuations  are  believed  to reflect more accurately the fair value of such securities.

            Securities  or other  assets  for which  market  quotations  are not readily  available  are  valued  at fair  value in  accordance  with procedures  established  by and under the  general  supervision  and responsibility of the Trustees.  Short-term investments which mature in 60 days or less are valued at  amortized  cost if their  original maturity was 60 days or less,  or by  amortizing  their value on the
            61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days,  unless this is determined not to represent fair value by the Trustees.

      B.    Accounting for Investments and Income.  Investment  transactions are accounted for on the trade date.  Realized gains and losses, if any,
            from  investment   transactions  are  determined  on  the  basis  of
            identified  cost.  Interest  income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium  amortization on the investments of the
            Fund.  Investment  income is recorded net of foreign taxes  withheld where

22

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2008

            recovery of such tax is uncertain. Debt obligations may be placed on non-accrual  status and  related  interest  income may be reduced by ceasing  current  accruals and writing off interest  receivable when the  collection of all or a portion of interest has become  doubtful based on  consistently  applied  procedures.  A debt  obligation  is removed from  non-accrual  status when the issuer  resumes  interest payments or when collectability of interest is reasonably assured.

      C.    Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal  Reserve  Bank of New York.  Repurchase  agreements  are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually  agreed upon time and price. The repurchase  price exceeds the sale price,  reflecting the Fund's return on the  transaction  or  effectively  the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying  security.  The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the
            Investment Adviser.  The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase  agreements.  The
            Investment  Adviser or  sub-custodian  will monitor the value of the underlying  security  each  day to  ensure  that  the  value  of the security always equals or exceeds the repurchase  price.  Repurchase agreements  are subject to credit  risks.  At October 31, 2008,  the
            Fund had no open repurchase agreements.

      D.    Forward Foreign Currency Exchange Contracts. The Fund may enter into
            forward  foreign  currency  exchange   contracts   ("contracts")  in
            connection with planned  purchases or sales of securities,  to hedge the U.S. dollar value of Fund securities denominated in a particular currency,  or to increase or shift its exposure to a currency  other than  U.S.  dollars.  The Fund  has no  specific  limitation  on the percentage  of  assets  which  may be  committed  to these  types of contracts.  The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their  contracts or if the value of the foreign currency changes  unfavorably.  The U.S.
            dollar  values  of  foreign  currency   underlying  all  contractual
            commitments  held by the Fund are determined  using forward currency exchange rates supplied by a quotation service. At October 31, 2008, the Fund had no open forward foreign currency exchange contracts.

      E.    Swap Agreements.  The Fund may enter into swap agreements. A swap is an exchange of cash payments  based on a notional  principal  amount between  the Fund and  another  party  which is based on a  specific financial index.  These  transactions are entered into in an attempt to obtain a particular return when it is considered  desirable to do so,  possibly  at a lower  cost to the  Fund  than if the  Fund  had invested directly in an instrument that yielded that desired return.
            Cash payments are  exchanged at specified  intervals and recorded in the  Statement  of  Operations  as realized  gains and  losses.  The expected  income or expense is  recorded  on an accrual  basis.  The value of the  swap is  adjusted  daily  and the  change  in value is recorded as unrealized appreciation or depreciation. Risks

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         23

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2008

            may arise upon  entering  into these  agreements  from the potential inability of counter parties to meet the terms of their contract and from  unanticipated  changes in the value of the financial  index on which  the  swap  agreement  is  based.  Risks  may  exceed  amounts recognized on the Statement of Assets and Liabilities.  The Fund may
            use swaps for both  hedging and  non-hedging  purposes.  For hedging purposes,  the Fund may use swaps to reduce its exposure to interest and foreign exchange rate  fluctuations.  For non-hedging  purposes, the Fund may use swaps to take a position on anticipated  changes in the underlying financial index. At October 31, 2008, the Fund had no open swap agreements.

      F.    Financial  Futures  Contracts.  The Fund may enter into open futures contracts in order to hedge against  anticipated  future  changes in interest rates which  otherwise  might either  adversely  affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the  investment  the Fund has in a particular  contract and does not necessarily  represent  the  amounts  potentially  subject  to risk.
            Trading in futures contracts involves,  to varying degrees,  risk of loss in excess of any  futures  variation  margin  reflected  in the
            Statement  of  Assets  and  Liabilities.  The  measurement  of  risk associated  with  futures  contracts  is  meaningful  only  when all related and offsetting transactions are considered. Gains and losses
            are  realized  upon  the   expiration  or  closing  of  the  futures
            contracts.  Futures  contracts  held by the Fund are valued daily at the official settlement price of the exchange on which it is traded.
            At  October  31,  2008,  the  Fund  had no  open  financial  futures contracts.

      G.    Rule 144A Securities.  The Fund may purchase securities that are not registered  under the 1933 Act,  but that can be sold to  "qualified institutional  buyers" in accordance with the requirements stated in
            Rule 144A  under the 1933 Act (Rule  144A  Securities).  A Rule 144A
            Security may be considered illiquid and therefore subject to the 15%
            limitation  on the  purchase  of illiquid  securities,  unless it is determined  on an ongoing  basis  that an  adequate  trading  market exists for the security.  Guidelines have been adopted and the daily function  of  determining  and  monitoring  liquidity  of Rule  144A
            Securities  has  been  delegated  to  the  Investment  Adviser.  All relevant  factors will be considered in determining the liquidity of
            Rule 144A  Securities and all  investments  in Rule 144A  Securities
            will  be  carefully  monitored.   Information  regarding  Rule  144A
            securities is included at the end of the portfolio of investments.

      H.    Securities  Lending.  The Fund may lend its portfolio  securities to broker-dealers, qualified banks and certain institutional investors.
            The loans are secured by  collateral  in an amount equal to at least the  market  value at all times of the  loaned  securities  plus any accrued  interest and dividends.  During the time the securities are on loan,  the  Fund  will  continue  to  receive  the  interest  and dividends or amounts  equivalent  thereto,  on the loaned securities while  receiving a fee from the borrower or earning  interest on the investment of the cash collateral. Loans are subject to

24

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2008

            termination  at  the  option  of the  borrower  or  the  Fund.  Upon termination  of the loan,  the  borrower  will  return to the lender securities  identical  to the  loaned  securities.  The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities  and may share the interest  earned on the collateral  with the borrower.  The Fund bears the risk of delay in  recovery  of, or even loss of rights in, the  securities  loaned should the borrower of the securities fail  financially.  There were no securities on loan as of At October 31, 2008.

      I.    Federal  Income Taxes.  It is the Trust's  policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated  investment companies and to distribute all of its taxable income to its  shareholders.  Accordingly,  no  federal  income  tax provision is required.  The Fund files a tax return  annually  using tax accounting  methods  required under provisions of the Code which may differ  from  accounting  principles  generally  accepted in the
            United  States  of  America,  the  basis  on which  these  financial statements are prepared.  Accordingly,  the amount of net investment income and net realized gain reported on these financial  statements may  differ  from that  reported  on the  Fund's  tax  return due to certain  book-to-tax  timing differences such as losses deferred due
            to  "wash  sale"   transactions  and  utilization  of  capital  loss
            carryforwards.     These    differences    result    in    temporary
            over-distributions   for  financial   statement   purposes  and  are
            classified as  distributions  in excess of accumulated  net realized
            gains  or  net  investment  income.   These   distributions  do  not
            constitute   a  return  of  capital.   Permanent   differences   are
            reclassified  on the  Statement of Assets &  Liabilities  based upon their tax classification. As such, the character of distributions to shareholders  reported in the Financial  Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      J.    Dividends   and   Distributions   to   Shareholders.   Dividends  to
            shareholders  are  generally  declared  and  paid  monthly  and  are recorded on the  ex-dividend  date.  Distributions  from net capital gains,  if any, are  generally  declared  and paid  annually and are recorded on the ex-dividend date. The tax character of distributions paid  during the  fiscal  years  ended  October  31,  2008 and 2007, respectively, were as follows:

                                                          Distributions paid from:
                              --------------------------------------------------------------------
                                                 Net
                                            long term          Total                                   Total
                        Ordinary      capital            taxable      Tax return    distributions
                         income        gain           distributions   of capital         paid
                         -----------       ----------     -------------       ----------        -------------
           2008:   $12,969,762          -          $12,969,762            -            $12,969,762
           2007:     11,326,680          -            11,326,680            -              11,326,680

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         25

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2008

            As of October 31, 2008 and 2007,  respectively,  the  components  of accumulated earnings/(deficit) on a tax basis were as follows:


                                                                            Components of accumulated earnings/(deficit):
                                           ----------------------------------------------------------------------------------------------------------------
                                                                                                                                            Other                                           Total
                  Undistributed    Undistributed                                 Accumulated         Book/Tax        Unrealized         accumulated
                       ordinary            long-term       Accumulated        capital and        temporary       appreciation/         earnings/
                        income            capital gain        earnings            other losses        differences    (depreciation)          (deficit)
                         ------                  ------------            --------                  ------------             -----------         --------------               ---------
2008:              $833,711                    -                   $833,711           $(13,308,121)         $(263,943)      $(13,288,693)      $(26,027,046)
2007:                436,155                    -                     436,155             (10,771,480)           (137,660)               (69,955)        (10,542,940)


            The  Fund  had a net  capital  loss  carryforward  of  approximately
            $13,308,121 which expires as follows:

                             Expiration date             Amount
                             ---------------                  -----------
                                10/31/2014              $ 5,375,549
                                10/31/2015                 5,395,931
                                10/31/2016                 2,536,641
                                                                    -----------
                                                               $13,308,121
                                                                ========

            Total distributions paid may differ from the Statement of Changes in
            Net Assets because, for tax purposes,  dividends are recognized when actually paid.

            The  differences   between   book-basis  and  tax-basis   unrealized
            appreciation/(depreciation)  is  attributable  primarily  to the tax deferral of losses on wash sales.

            To the  extent  future  capital  gains are  offset by  capital  loss carryforwards, such gains will not be distributed.

      K.    Accounting  Developments.  In  June  2006,  the  Fund  adopted  FASB
            Interpretation  No. 48 "Accounting  for Uncertainty in Income Taxes"
            ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be  recognized,  measured,  presented  and  disclosed  in the
            financial  statements.   FIN  48  requires  the  evaluation  of  tax
            positions  taken or expected to be taken in the course of  preparing the Fund's tax returns to determine  whether that tax  positions are
            "more-likely-than-not"  of being  sustained  by the  applicable  tax authority. Tax positions not deemed to meet the more-likely-than-not threshold  would be  recorded  as a tax  benefit  or  expense in the current year. The adoption of FIN 48 had no impact on the operations of the Fund for the year ended October 31, 2008.

            In September 2006,  Statement of Financial  Accounting Standards No.
            157,  "Fair  Value  Measurements"  ("SFAS  157"),  was issued and is effective  for fiscal  years and  interim  periods  beginning  after
            November  15,  2007.  SFAS 157  defines  fair value,  establishes  a framework for  measuring  fair value and expands  disclosures  about fair value  measurements.  Management  is currently  evaluating  the implication  of SFAS  157.  At this time its  impact  on the  Fund's financial statements has not yet been determined.

26

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2008

            In March 2008,  Statement of Financial Accounting Standards No. 161,
            "Disclosures  about Derivative  Instruments and Hedging  Activities"
            ("SFAS  161"),  was issued  and is  effective  for fiscal  years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced  disclosures to provide  information  about the reasons the
            Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on performance. In September 2008, "FASB
            Staff  Position  No.  133-1 and FASB  Interpretation  No. 45-4" (the
            "FSP"),   "Disclosures   about   Credit   Derivatives   and  Certain
            Guarantees:  An  Amendment  of  FASB  Statement  No.  133  and  FASB
            Interpretation  No. 45; and  Clarification  of the Effective Date of
            FASB  Statement  No.  161," was issued and is  effective  for fiscal years and interim  periods  ending after  November 15, 2008. The FSP
            amends  FASB   Statement  No.  133,   "Accounting   for   Derivative
            Instruments  and  Hedging  Activities,"  to require  disclosures  by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments.  The FSP also clarifies the effective date of
            SFAS 161, whereby disclosures required by SFAS 161 are effective for financial  statements  issued for fiscal  years and interim  periods
            beginning   after   November  15,  2008.   Management  is  currently
            evaluating  the  impact  on  the  Fund's  financial  statements  and disclosures.

2.    Transactions with Affiliates.

      Investment  Advisory and  Administrative  Fees.  Effective  June 12, 2007,
      under a combined Investment Advisory and Administrative Services Agreement
      ("Agreement") with the Trust, a separately  identifiable department within
      Brown Brothers  Harriman & Co. ("BBH")  provides  investment  advice,  and portfolio management and administrative services to the Fund. BBH receives a combined fee from the Fund for  investment  advisory and  administrative services calculated daily and paid monthly at an annual rate equivalent to
      0.30% of the fund's average daily net assets. BBH has a sub-administration services  agreement with Federated  Services Company ("FSC") for which FSC receives  compensation  paid by BBH. For the year ended  October 31, 2008, the Fund  incurred  $909,792 for  investment  advisory and  administrative services.

      Shareholder   Servicing  Fees.  The  Trust  has  a  shareholder  servicing agreement  with BBH.  BBH  receives a fee from the Fund for such  services calculated  daily and paid  monthly at an annual  rate of 0.15% of Class N shares' average daily net assets. For the year ended October 31, 2008, the
      Fund incurred $251,929 for shareholder servicing services.

      Custody and Accounting Fees. BBH acts as a custodian and receive a custody and accounting fee from the Fund  calculated  daily and paid monthly.  BBH holds all cash and  investments  and calculates the daily net asset value.
      The  custody  fee is a  transaction  based fee with an annual  minimum  of
      $30,000,  and the  accounting  fee is calculated at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended October 31, 2008,  the Fund  incurred  $192,407 for custody
      and

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         27

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2008

      accounting  services.  These fees for the Fund were reduced by $8,144 as a result of an expense offset arrangement with the Fund's custodian.  In the event that the Fund is overdrawn,  under the custody  agreement  with BBH,
      BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will pay the Federal Funds  overnight  investment rate on the day of overdraft.  The total interest paid by the Fund for the year ended October 31, 2008, was $4,377.

      Securities  Lending Fees. The Trust has a security lending  agreement with
      BBH for which BBH receives a fee from the Fund for each  security  loaned.
      For the year ended October 31, 2008, the Fund incurred no security lending fees.

      Board of Trustees'  Fees.  Each Trustee  receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2008, the Fund incurred $30,017 for these fees.

3.    Investment Transactions.  For the year ended October 31, 2008, the cost of purchases  and the proceeds of sales of investment  securities  other than short-term investments were 575,687,598 and $603,528,436 respectively.

4.    Securities on Loan. As of October 31, 2008,  the Fund had no securities on loan.

5.    Capital  Stock.  Prior to June 12, 2007,  BBH Fund,  Inc. was permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 277,777,778 shares were classified as Class N shares of the Fund and
      277,777,778  were  classified  as Class I shares  of the  Fund.  The Trust offers  unlimited  shares  without  par value.  Transactions  in shares of capital stock were as follows:


                                                                                          SHARES                                                AMOUNT
                                                                      For the years ended October 31,       For the years ended October 31,
                                                                           -----------------------------------                  ----------------------------------
                                                                                 2008                     2007                        2008                          2007
                                                                              ----------                ----------                  -----------                   -----------
      Class N
      Capital stock sold .....................                  4,485,055             4,662,728               $ 44,457,271           $ 46,611,159
      Capital stock issued in
        connection with
        reinvestment of
        dividends ............................                            22,998                  37,982                       226,737                    380,499
      Capital stock redeemed .................           (4,256,876)           (2,351,936)               (42,061,645)            (23,516,924)
                                                                               ----------             ----------                       ------------               ------------
      Net increase ...........................                        251,177              2,348,774               $  2,622,363            $ 23,474,734
                                                                             =======             =======                  =======                =======


28

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2008


                                                                                       SHARES                                                      AMOUNT
                                                                    For the years ended October 31,           For the years ended October 31,
                                                                          -----------------------------------                  ----------------------------------
                                                                              2008                        2007                          2008                       2007
                                                                           ----------                   ----------                    -----------                -----------
      Class I
      Capital stock sold .....................                4,739,971               3,880,649              $ 47,275,212             $38,649,097
      Capital stock issued in
        connection with
        reinvestment of
        dividends ............................                          (1,548)                     1,548                       (15,415)                     15,415
      Capital stock redeemed .................         (6,711,398)               (977,038)               (66,006,185)              (9,689,014)
                                                                             ----------                  ---------                    ------------                  -----------
      Net decrease ...........................                (1,972,975)              2,905,159              $(18,746,388)            $28,975,498
                                                                       ========               =======               =========             ========


FINANCIAL STATEMENT  OCTOBER 31, 2008                                         29

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
October 31, 2008 (unaudited)

EXAMPLE

As a shareholder of BBH Broad Market Fund (the "Fund"),  you may incur two types of costs: (1) transaction costs on purchase payments,  reinvested dividends,  or other distributions;  redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare  these  costs with the ongoing  costs of  investing  in other  mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008).

ACTUAL EXPENSES

The first line of the table below  provides  information  about  actual  account values and actual expenses.  You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),  then  multiply  the result by the number in the first line under the heading  entitled  "Expenses  Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second  line of the table  below  provides  information  about  hypothetical account  values and  hypothetical  expenses  based on the Fund's actual  expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical  account values and expenses may not be used to estimate  the actual  ending  account  balance or  expenses  you paid during the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so,  compare this 5%  hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

30

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2008 (unaudited)

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs  only  and  do not  reflect  any  transactional  costs,  such  as redemption  fees or exchange  fees.  Therefore,  the second line of the table is useful in comparing  ongoing  costs only,  and will not help you  determine  the
relative  total  costs  of  owning  different  funds.  In  addition,   if  these
transactional costs were included, your costs would have been higher.

                                                                                                 Expenses Paid
                                     Beginning              Ending               During Period
                                 Account Value    Account Value      May 1, 2008 to
                                     May 1, 2008    October 31, 2008   October 31, 2008(1)
                                          -----------          ----------------          -------------------
Class N
Actual..................              $1,000              $  960.40                   $2.86
Hypothetical(2).........       $1,000              $1,022.22                  $2.95

                                                                                                      Expenses Paid
                                     Beginning               Ending                   During Period
                                 Account Value     Account Value           May 1, 2008 to
                                   May 1, 2008      October 31, 2008      October 31, 2008(1)
                                         -----------          ----------------           -------------------
Class I
Actual..................               $1,000               $  962.10                  $2.07
Hypothetical(2).........        $1,000               $1,023.03                 $2.14

----------
(1)   Expenses  are equal to the Fund's  annualized  expense  ratio of 0.58% and
      0.42% for Class N and I shares,  respectively,  multiplied  by the average account  value over the  period,  multiplied  by 184/366  (to  reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.  For  the  purposes  of  the calculation,  the applicable  annualized  expenses ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         31

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
October 31, 2008 (unaudited)

Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on December 11, 2006,  the Board of Trustees  (the "Board") of
the Trust unanimously approved a new Combined Investment Advisory/Administrative
Services Agreement ("Combined  Agreement").  The Board determined that the terms of the  Combined  Agreement  will be  substantially  identical  to  those of the current investment  advisory and administration  agreements of the Funds, noting that the most significant  difference in the Combined  Agreement is a single fee for both investment  advisory and  administrative  services.  The following is a summary  of the  factors  the  Board  took  into  consideration  in  making  its determination to approve the new Combined Agreement.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman & Co.
("BBH")

The Board noted that, under the Combined Agreement in respect of each Fund, BBH, subject to the  supervision of the Board,  will be  responsible  for providing a continuous  investment  program  and  making  purchases  and sales of  portfolio securities  consistent with the Funds' investment objective and policies.  Under the Combined Agreement, BBH also provides administrative services to each Fund.

The Board  considered  the scope and  quality of  services to be provided by BBH under the Combined  Agreement and noted that the scope of services  provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example,  BBH is responsible  for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs  have  recently  been refined and  enhanced in light of new  regulatory requirements.  The Board  considered the quality of the investment  research and administrative  capabilities  of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall,  they were satisfied  with the  nature,  extent and  quality  of  services  expected  to be provided to each of the Funds under the Combined Agreement.

Costs of Services Provided and Profitability to BBH

At  the  request  of  the  Board,  BBH  provided   information   concerning  the
profitability of BBH's current  investment  company advisory and other fees. The
Board also reviewed BBH's  profitability data for each Fund, which also included the effect of revenue  generated by the shareholder  servicing,  administration, custody and other fees paid by the Fund.  The Board  discussed the difficulty of making  comparisons  of  profitability  because  comparative  information is not generally publicly available and is affected by numerous factors,  including the
structure  of  the  service  provider,   the  types  of  funds  it  manages  and
administers,  its business mix, numerous assumptions  regarding  allocations and the entity's capital structure and cost of capital. In considering profitability information,  the Board  considered  the effect of  fall-out  benefits  on BBH's expenses,  as well as the "revenue  sharing"  arrangements  BBH has entered into with certain entities that distribute  shares of the Funds. The Board focused on
profitability   of  BBH's   relationships   with  the  Funds  before  taxes  and
distribution  expenses.  The Board  concluded  that it was satisfied  that BBH's level of profitability from its relationship with each Fund was not excessive.

32

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2008 (unaudited)

Fall-Out Benefits

The  Board   considered  that  BBH  does  not  allocate  the  Funds'   portfolio
transactions for third party research,  although it did benefit from proprietary research  received  from brokers that execute the Funds'  purchases and sales of securities.  The Board  recognized  that the  aggregate  amount  of  commissions generated by Fund  transactions  was  unlikely to result in the Funds  receiving from full service broker dealers substantial  discounts on commission rates. The
Board received and reviewed  information  concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also  considered  that BBH receives  shareholder  servicing  fees from certain funds, and is the Funds' administrator, custodian and securities lending agent.  The Board  noted that BBH  retained no portion of the 12b-1 fees paid by any Fund that operated with a Rule 12b-1 plan. The Board  recognized  that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial  assets  are  invested  in  the  Funds  as a  result  of an  overall investment  management  program  for the  shareholder.  The Board noted that the
Funds also derive  reputational  and other benefits from their  association with
BBH and their use of the BBH name,  which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues  associated  with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board  noted  that the Funds'  combined  fee  schedules,  other than the fee schedule for BBH Money Market Fund, do not contain breakpoints.  As a result, if assets  increase,  the fee rates  would not be  reduced  for these  Funds on the incremental  assets.  With respect to the BBH Money Market Fund,  the breakpoint will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into  account  the  effects of  inflation  or such other basis as may be appropriate,  subject to the approval of  shareholders to the extent required by the 1940 Act.

There may be other  economies of scale  because many  expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its  services in  recognition  of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these  services and total  expenses for each Fund were fair and reasonable.  In addition,  the Board noted that over the years BBH had supported
certain  Funds  through  fee  waivers  and  expense  reimbursements.   Based  on
information  they had been provided over many years,  the Board observed that in the mutual  fund  industry  as a whole,  as well as among  funds  similar to the
Funds,  there

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         33

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2008 (unaudited)

appeared to be no  uniformity  or pattern in the fees and asset  levels at which breakpoints  (if any)  apply.  In light of the Funds'  current  size and expense structure,  the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Funds, other than for the BBH Money Market Fund.

Investment Results

The Board considered the investment  results of each of the Funds as compared to investment  companies  with its peers and with one or more  selected  securities indices.  In addition to the  information  received by the Board for the meeting held on October 2, 2006, the Board received detailed performance information for each Fund at each regular Board meeting  during the year. At the meeting held on
October 2, 2006, the Board reviewed information showing performance of each Fund compared to its peers over the prior 1-, 3-, and 5- year  periods  and  compared the performance  information to one or more  securities  indices over comparable periods.

Combined Fee Rate

The  Board  considered  the fee rate to be paid by each  Fund to BBH.  The Board recognized that it is difficult to make  comparisons of these fee rates, and the
combined  investment  advisory  and  administration   fees,  because  there  are
variations in the services that are included in the fees paid by other funds.

The Board considered the depth and range of services provided under the Combined
Agreement.  For example,  in addition to a continuous  investment  program,  BBH provides,  among other things,  officers  (including the Funds' Chief Compliance
Officer and  officers to provide  required  certifications)  and  administrative services,  such as  shareholder  communications,  and tax  compliance,  with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following  factors specific to the BBH Broad Market Fund also were noted and considered by the Board in deciding to approve the Combined Agreement:

The Board reviewed the information  showing  performance of the BBH Broad Market
Fund's  Class N  shares  and  Class I shares  compared  to the  Lehman  Brothers
Aggregate  Bond Index.  Both  classes of the BBH Broad  Market Fund on a pre-fee basis  outperformed  the benchmark over all relevant periods and on an after-fee basis performed roughly in line with or modestly exceeded the benchmark over all relevant  periods.  The Board viewed with favor this  performance  and noted the benchmark  has no fees.  The Board also noted the  expense  ratio for both share classes  were in line  with or  lower  than  many  funds  of  similar  size  and investment mandate.  Taking into account these comparisons and the other factors considered,  the Board  concluded  that the BBH Broad Market  Fund's  investment results over time and its total expense ratio had been satisfactory.

34

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2008 (unaudited)

Conflicts of Interest

As a general matter,  certain conflicts of interest may arise in connection with a portfolio manager's  management of a Fund's investments,  on the one hand,
and the   investments  of  other  accounts  for  which  the  portfolio   manager  is
responsible, on the other. For example, it is possible that the various accounts managed  could  have  different  investment  strategies  that,  at times,  might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account,  possible conflicts could arise in determining how to allocate them.  Other  potential  conflicts might include  conflicts  created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio  trades and/or  specific uses of commissions  from  Fund  portfolio  trades  (for  example,  research,  or  "soft dollars").

BBH has adopted and implemented policies and procedures, including brokerage and trade  allocation  policies,  which it believes manage the conflicts  associated with handling multiple accounts for multiple clients. In addition,  BBH monitors a variety of areas, including compliance with account investment guidelines, the inclusion  only of  securities  approved  for  purchase  by the a BBH  oversight committee. Finally, BBH has structured the portfolio managers' compensation in a manner, and the Funds have adopted policies,  reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         35

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION
October 31, 2008

The qualified  investment income (QII) percentage for the year ended October 31,
2008 was 90.09%.

In January 2009,  shareholders  will receive on form 1099-DIV which will include their share of qualified  dividends during the calendar year 2008.  Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

36

TRUSTEES AND OFFICERS OF BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
(unaudited)

Information  pertaining  to the  Trustees  of the BBH Trust  (the  "Trust")  and
executive  officers of the Trust is set forth below.  Part B to the Registration
Statement of the BBH Broad Market Fund includes additional information about the
Fund's  Trustees and is available upon request  without charge by contacting the
Fund at 1-800-625-5759


                                                      Term of                                                                            Number of
                                                                         Office                                                                               Funds in
                                                                         and                                                                                   Fund                  Other
                                             Position(s)         Length                                                                            Complex             Directorships
Name, Birth Date               Held with           of Time                  Principal Occupation(s)                Overseen by     Held by
and Address                          Trust               Served#                During Past 5 Years                       Trustee^           Trustee
---------------------------------------------------------------------------------------------------------------------------------------------------------
Joseph V. Shields Jr.          Chairman of      Since         Managing Director, Chairman and                7                   None
Birth Date:                           the Board          2007           Chief Executive Officer of Shields &
March 17, 1938                   and Trustee                         Company (member of New York Stock
Shields & Company                                                         Exchange); Chairman of Capital
140 Broadway                                                                   Management Associates, Inc.
New York, NY 10005                                                        (registered investment adviser);
                                                                                            Director of Flower Foods, Inc. (New
                                                                                            York Stock Exchange listed company).

David P. Feldman               Trustee             Since            Director of Jeffrey Co. (1992 to                      7                 Director of
Birth Date:                                                      2007             present); Director of QMED (1999                                    Dreyfus
November 16, 1939                                                            to May 2007).                                                                       Mutual Funds
C/O BBH & Co.                                                                                                                                                                 (59 Funds)
140 Broadway
New York, NY 10005

Alan G. Lowy                      Trustee             Since           Private Investor.                                               7                 None
Birth Date:                                                      2007
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436

Arthur D.                             Trustee             Since          Retired; Trustee, R.K. Mellon Family             7                 None
Miltenberger                                                  2007           Trust (1981 to June 2003); Director
Birth Date:                                                                        of Aerostructures Corporation
November 8, 1938                                                            (aircraft manufacturer) (1996 to
503 Darlington Road                                                       July 2003).
Ligonier, PA 15658

Samuel F. Pryor, IV             Trustee             Since         Private Investor.                                                 7                 None
Birth Date:                                                      2007
June 12, 1955
130 East 67th Street
New York, NY 10021


FINANCIAL STATEMENT  OCTOBER 31, 2008                                         37

TRUSTEES AND OFFICERS OF BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
(unaudited)


                                                                         Term of                                                                            Number of
                                                                         Office                                                                               Funds in
                                                                         and                                                                                   Fund                  Other
                                            Position(s)          Length                                                                             Complex            Directorships
Name, Birth Date              Held with            of Time                   Principal Occupation(s)                Overseen by    Held by
and Address                     Trust                    Served#                 During Past 5 Years                      Trustee^           Trustee
-----------------------------------------------------------------------------------------------------------------------------------------------------------------
H. Whitney Wagner        Trustee                Since         President, Clear Brook Advisors, a                7                   None
Birth Date:                                                       2007           registered investment advisor.
March 3, 1956
Clear Brook Advisors
75 Rockefeller Plaza,
14th Floor
New York, NY 10019

Officers

John A. Gehret                 President and      Since         President and Principal Executive               N/A                   N/A
Birth Date:                         Principal               2008          Officer of the Trust; Joined Brown
April 11, 1959                    Executive                                Brothers Harriman & Co. ("BBH &
140 Broadway                   Officer                                     Co.") in 1981 and has been a Partner
New York, NY 10005                                                        of the firm since 1998.

Charles H. Schreiber      Treasurer and       Since         Treasurer and Principal Financial                N/A                   N/A
Birth Date:                       Principal                 2007          Officer of the Trust; Senior Vice
December 10, 1957          Financial                                  President of BBH & Co. since
140 Broadway                  Officer                                      September 2001; Joined BBH & Co.
New York, NY 10005                                                         in 1999.

Mark B. Nixon                  Assistant             Since         Assistant Secretary and Assistant             N/A                   N/A
Birth Date:                         Secretary,            2007           Treasurer of the Trust; Vice
January 14, 1963              Assistant                                 President of BBH & Co. (since
140 Broadway                  Treasurer                                 October 2006); Accounting Manager,
New York, NY 10005                                                         Reserve Funds (August 2005 -
                                                                                             September 2006); Assistant
                                                                                             Controller, Reserve Funds
                                                                                             (February 2005 - August 2005);
                                                                                             Private Consultant (December 2001 -
                                                                                             February 2005).

Beth Haddock                  Chief                     Since          Chief Compliance Officer of the                 N/A                    N/A
Birth Date:                        Compliance          2007            Trust (September 2007 - present);
December 10, 1965          Officer                                       Chief Compliance Officer for the
140 Broadway                                                                     FINRA/NYSE and SEC compliance
New York, NY 10005                                                          programs and Associate Compliance
                                                                                              Director for the global compliance
                                                                                              program (April 2005-present);
                                                                                              Deputy General Counsel of AXA
                                                                                              Advisors/ AXA Financial
                                                                                              (November 1997 - April 2005).


38

TRUSTEES AND OFFICERS OF BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
(unaudited)


                                                                         Term of                                                                            Number of
                                                                         Office                                                                               Funds in
                                                                         and                                                                                   Fund                  Other
                                            Position(s)          Length                                                                             Complex            Directorships
Name, Birth Date              Held with            of Time                   Principal Occupation(s)                Overseen by    Held by
and Address                     Trust                    Served#                 During Past 5 Years                      Trustee^           Trustee
-----------------------------------------------------------------------------------------------------------------------------------------------------------------
Sue M. Rim-An                 Anti-Money       Since          Anti-Money Laundering Officer, Vice      N/A                   N/A
Birth Date:                          Laundering        2008            President of BBH & Co. (September
September 10, 1970           Officer                                     2007 - present); AML Officer at
140 Broadway                                                                    UBS Investment Bank (April 2006 -
New York, NY 10005                                                         August 2007); AML Officer & Vice
                                                                                             President in Private Client Services
                                                                                             at Bear Stearns & Co (June 1992 -
                                                                                             April 2006).

Gail C. Jones                        Secretary          Since         Secretary of the Trust; Counsel,                  N/A                  N/A
Birth Date:                                                       2007          ReedSmith, LLP (since October 2002);
October 26, 1953                                                               Corporate Counsel (January 1997 to
1001 Liberty Avenue                                                       September 2002) and Vice President
Pittsburgh, PA                                                                  (January 1999 to September 2002) of
15222-3779                                                                         Federated Services Company.

George M. Polatas        Vice President      Since          Vice President of the Trust (since                 N/A                 N/A
Birth Date:                                                     2008            June 2008); Assistant Vice President
March 3, 1962                                                                   of Federated Services Company; Vice
1001 Liberty Avenue,                                                      President of various funds
Pittsburgh, PA                                                                 distributed by Edgewood Services,
15222-3779                                                                        Inc (January 1997 to present).

Theodore J. Boudria      Assistant            Since          Assistant Treasurer of the Trust;                  N/A                 N/A
Birth Date:                         Treasurer           2008           Vice President (since 2003);
June 26, 1968                                                                    Assistant Vice President (since
70 Franklin Street                                                             September 2000); Joined BBH & Co.
Boston, MA 02110                                                           in 1995.


----------
#     Each Trustee of the Trust holds office until he or she attains the age of
      70 (72, in the case of Trustees who were elected as such before January 1,
      2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the
      Trustees to remove any officer in accordance with the Trust's By-laws).

^     The Fund Complex consists of the Trust, which has seven series and each is counted as one "Fund" for purposes of this table.

FINANCIAL STATEMENT  OCTOBER 31, 2008                                         39

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                                     Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                                 www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings
Information."

A copy of the Fund's Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a record of how the Fund voted any such proxies during the most recent
12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

                                  BROWN [LOGO]
                                  BROTHERS
                                  HARRIMAN

ITEM 2. CODE OF ETHICS.

(a)  The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
(b) No answer required.
(c) Not applicable.
(d) Not applicable.
(e) Not applicable.
(f)
(1) Not applicable.
(2) Not applicable.
(3) A copy of the code of ethics referenced in Item 2(a) of this Form N-CSR is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has designated two members of the audit committee as financial experts.
     (2) The following Trustees have been designated as audit committee financial experts by the Board of Trustees who are “independent” for purposes of this Item 3 of Form N-CSR: audit committee members Arthur D. Miltenberger and David P. Feldman are the designated audit committee financial experts.
    (3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.
                 TO BE PROVIDED BY D&T

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) Not applicable.

(b) Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS

                 Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND
                 PROCEDURES FOR CLOSED-END
                 MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
 INVESTMENT COMPANIES.

                 Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END
 MANAGEMENT INVESTMENT COMPANY AND AFFILIATED
 PURCHASERS.

 Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                 Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form
       N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no significant changes in the Registrant's internal controls or in other factors that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the
           Act (17 CFR 270.30a-2) is filed as Exhibit 12(a) (2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                         BBH TRUST
                                                  -------------------------------------

By (Signature and Title)*        /s/. John A. Gehret
                                                    ------------------------------
                                                  John A. Gehret, President
                                                  (Principal Executive Officer)

Date:      1/5/09
           ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/. Charles H. Schreiber
                                                       --------------------------------
                                                Charles H. Schreiber, Treasurer
                                                    (Principal Financial Officer)

Date:        1/5/09
            ------------------

- Print name and title of each signing officer  under his or her signature.

EXHIBIT 12(a) (1)

A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.

EXHIBIT 12(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Gehret, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH Core Select,
   BBH International Equity Fund, BBH Real Return Fund, and BBH Broad Market Fund,
   ("Registrant");

2. Based on my knowledge, this report does not contain  any untrue statement of a material fact or omit to  state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial  statements and  other financial information included in this report,  fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements  are required to include a statement of cash flows) of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer and I are responsible for establishing and  maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
   Act of 1940)  and internal control over financial reporting (as defined in Rule 30a-3(d) under the
   Investment Company Act of 1940) for the Registrant and have:

a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known  to us by others within those entities, particularly  during the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted  accounting principles;

c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a  date within 90 days prior to the filing date of this  report based on such evaluation; and

d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report  that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

a.) all significant deficiencies and material weaknesses in the design or operation of internal control over  financial reporting which are reasonably likely to adversely affect the Registrant's ability to record,  process, summarize, and report financial information; and

b.) any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date: 1/5/09

                                         /s/. John A. Gehret
                              =======================
                                  John A. Gehret
                          President - Principal Executive Officer

EXHIBIT 12(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Charles H. Schreiber, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH Core Select,
    BBH International Equity Fund, BBH Real Return Fund, and BBH Broad Market Fund,
    ("Registrant");

2. Based on my knowledge, this report does not contain  any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and  other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements  are required to include a statement of cash flows) of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
    Act of 1940)  and internal control over financial reporting (as defined in Rule 30a-3(d) under the
    Investment Company Act of 1940) for the Registrant and have:

a.) designed such disclosure controls and procedures,  or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known  to us by others within those entities, particularly  during the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness  of the disclosure controls and procedures, as of a  date within 90 days prior  to the filing date of this  report based on such evaluation; and

d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report  that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

a.) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

b.) any fraud, whether or not material, that involves  management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date: 1/5/09

                                       /s/.  Charles H. Schreiber
                              ==========================
                                 Charles H. Schreiber
                          Treasurer - Principal Financial Officer

SECTION 906 CERTIFICATIONS

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C.
(section) 1350, and accompanies the report on Form N-CSR for the fiscal year ended October 31, 2008 of the BBH Trust (the “Registrant”).

Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of the Registrant, hereby  certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended October 31, 2008
(the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the
Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date: 1/5/09
       ------------------

                                       /s/. John A. Gehret
                              =======================
                                 John A. Gehret
                      President - Principal Executive Officer

Date:     1/5/09
            ------------------

                                 /s/. Charles H. Schreiber
                              =======================
                               Charles H. Schreiber
                       Treasurer - Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.